UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2464

MFS SERIES TRUST IX

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30

Date of reporting period: October 31, 2012*

*	This Form N-CSR pertains to the following series of the Registrant: MFS Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, and MFS Research Bond Fund. The remaining series of the Registrant, MFS Inflation-Adjusted Bond Fund, has a fiscal year end of October 31.

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

October 31, 2012

MFS® BOND FUND

MFB-SEM

MFS® BOND FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

As 2012 winds down, economic uncertainty continues to dominate world financial markets. In the United States, all eyes are riveted to the ongoing budget deal negotiations and the specter of a “fiscal cliff.” Overseas, we see growth slowing in China and Japan, and the eurozone has entered its second recession in four years against a backdrop of double-digit unemployment and the continuing sovereign debt crisis.

Amidst the instability, there are silver linings — especially in the U.S. where the labor and housing markets have picked up, consumer confidence has risen and industrial output has increased. Additionally, a U.S. budgetary compromise could propel markets, unleashing pent-up spending and investments, which would help to revive both the U.S. and global economies.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, an emphasis on global research and our disciplined risk management approach anchor our uniquely collaborative investment process. Our global team of more than 200 investment professionals shares ideas and evaluates opportunities across continents, investment disciplines, and asset classes — all with a goal of building better insights, and ultimately better results — for our clients.

We are mindful of the many economic challenges we face locally, nationally and globally. It is more important than ever to maintain a long-term view, employ time-tested principles, such as asset allocation and diversification, and work closely with investment advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

December 14, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Grade Corporates	65.0%
High Yield Corporates	20.1%
Emerging Markets Bonds	6.3%
Commercial Mortgage-Backed Securities	1.1%
Collateralized Debt Obligations	0.4%
Asset-Backed Securities (o)	0.0%
Residential Mortgage-Backed Securities (o)	0.0%

Composition including fixed income credit quality (a)(i)
AAA	0.4%
AA	0.7%
A	15.4%
BBB	55.0%
BB	18.0%
B	3.3%
CCC	0.1%
C (o)	0.0%
Not Rated (o)	0.0%
Cash & Other	7.1%

Portfolio facts (i)
Average Duration (d)	5.5
Average Effective Maturity (m)	8.2 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)

For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent

2

Portfolio Composition – continued

exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Percentages are based on net assets as of 10/31/12.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

May 1, 2012 through October 31, 2012

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2012 through October 31, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/12	Ending Account Value 10/31/12	Expenses Paid During Period (p) 5/01/12-10/31/12
A	Actual	0.80%	$1,000.00	$1,055.91	$4.15
	Hypothetical (h)	0.80%	$1,000.00	$1,021.17	$4.08
B	Actual	1.55%	$1,000.00	$1,052.84	$8.02
	Hypothetical (h)	1.55%	$1,000.00	$1,017.39	$7.88
C	Actual	1.55%	$1,000.00	$1,052.13	$8.02
	Hypothetical (h)	1.55%	$1,000.00	$1,017.39	$7.88
I	Actual	0.55%	$1,000.00	$1,057.22	$2.85
	Hypothetical (h)	0.55%	$1,000.00	$1,022.43	$2.80
R1	Actual	1.55%	$1,000.00	$1,052.10	$8.02
	Hypothetical (h)	1.55%	$1,000.00	$1,017.39	$7.88
R2	Actual	1.05%	$1,000.00	$1,054.61	$5.44
	Hypothetical (h)	1.05%	$1,000.00	$1,019.91	$5.35
R3	Actual	0.80%	$1,000.00	$1,055.91	$4.15
	Hypothetical (h)	0.80%	$1,000.00	$1,021.17	$4.08
R4	Actual	0.55%	$1,000.00	$1,057.20	$2.85
	Hypothetical (h)	0.55%	$1,000.00	$1,022.43	$2.80
R5	Actual	0.48%	$1,000.00	$1,056.40	$2.07	(i)
	Hypothetical (h)	0.48%	$1,000.00	$1,022.79	$2.45

(h)	5% class return per year before expenses.
(i)	For the period of class inception, June 1, 2012, through the stated period.
(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

10/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 91.7%
Issuer	Shares/Par	Value ($)
Aerospace - 0.1%
BE Aerospace, Inc., 5.25%, 2022	$3,792,000	$3,953,160

Airlines - 0.6%
Continental Airlines, Inc., 7.25%, 2019	$1,943,261	$2,244,467
Continental Airlines, Inc., FRN, 0.768%, 2013	15,842,581	15,525,729

		$17,770,196
Apparel Manufacturers - 0.7%
Phillips-Van Heusen Corp., 7.375%, 2020	$18,298,000	$20,493,760

Asset-Backed & Securitized - 1.6%
Anthracite Ltd., “A”, CDO, FRN, 0.571%, 2019 (z)	$2,145,842	$2,092,196
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.811%, 2040 (z)	1,931,582	1,252,374
BlackRock Capital Finance LP, 7.75%, 2026 (n)	458,557	56,746
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	4,985,050	5,078,769
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 2049	2,920,000	3,037,769
Crest Ltd., “A2”, CDO, 4.669%, 2018 (z)	916,162	926,468
Falcon Franchise Loan LLC, FRN, 5.905%, 2025 (i)(z)	3,664,339	575,301
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)	2,503,712	2,519,360
GMAC LLC, FRN, 6.02%, 2033 (z)	1,532,947	1,569,535
GMAC LLC, FRN, 7.936%, 2034 (d)(n)(q)	3,212,000	2,350,471
Greenwich Capital Commercial Funding Corp., FRN, 6.063%, 2038	2,125,000	2,366,347
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.971%, 2051	9,792,112	10,441,574
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.813%, 2049	1,467,768	1,718,664
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.436%, 2042 (n)	4,734,928	799,914
KKR Financial CLO Ltd., “C”, FRN, 1.76%, 2021 (n)	3,651,630	3,176,918
LB Commercial Conduit Mortgage Trust, FRN, 1.067%, 2030 (i)	5,513,799	82,828
LB Commercial Conduit Mortgage Trust, FRN, 1.856%, 2030 (i)	6,414,367	229,006
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.728%, 2050	3,070,000	3,509,876
Morgan Stanley Capital I, Inc., FRN, 0.978%, 2030 (i)(n)	12,432,834	276,481
Prudential Securities Secured Financing Corp., FRN, 7.166%, 2013 (z)	3,468,000	3,461,373

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Spirit Master Funding LLC, 5.05%, 2023 (z)	$1,927,777	$1,820,843

		$47,342,813
Automotive - 5.0%
American Honda Finance Corp., 2.125%, 2017 (n)	$13,328,000	$13,705,889
Daimler Finance North America LLC, 1.65%, 2015 (n)	5,000,000	5,070,590
Delphi Corp., 6.125%, 2021	10,729,000	11,855,545
Ford Motor Credit Co. LLC, 8%, 2014	5,635,000	6,149,938
Ford Motor Credit Co. LLC, 4.207%, 2016	3,610,000	3,844,704
Ford Motor Credit Co. LLC, 3.984%, 2016	4,112,000	4,358,268
Harley Davidson Financial Services, 1.15%, 2015 (n)	9,393,000	9,437,927
Harley-Davidson Financial Services, 3.875%, 2016 (n)	12,070,000	13,041,116
Harley-Davidson Financial Services, 2.7%, 2017 (n)	3,815,000	3,947,995
Hyundai Capital America, 4%, 2017 (n)	10,225,000	11,053,327
Hyundai Capital America, 2.125%, 2017 (n)	11,618,000	11,677,345
Lear Corp., 8.125%, 2020	12,266,000	13,630,593
Nissan Motor Acceptance Corp., 1.95%, 2017 (n)	15,896,000	16,136,014
TRW Automotive, Inc., 7.25%, 2017 (n)	13,320,000	15,168,150
Volkswagen International Finance N.V., 2.375%, 2017 (n)	11,500,000	11,901,925

		$150,979,326
Biotechnology - 0.6%
Life Technologies Corp., 6%, 2020	$15,483,000	$18,531,123

Broadcasting - 1.1%
CBS Corp., 8.875%, 2019	$4,240,000	$5,835,245
CBS Corp., 5.75%, 2020	1,010,000	1,221,320
CBS Corp., 3.375%, 2022	2,755,000	2,895,577
News America, Inc., 8.5%, 2025	4,931,000	6,814,499
News America, Inc., 6.15%, 2041	3,000,000	3,882,873
WPP Finance, 8%, 2014	2,744,000	3,063,863
WPP Finance, 4.75%, 2021	3,500,000	3,840,607
WPP Finance, 3.625%, 2022	4,361,000	4,469,510

		$32,023,494
Brokerage & Asset Managers - 1.0%
BlackRock, Inc., 3.375%, 2022	$1,633,000	$1,745,904
Blackstone Holdings Finance Co. LLC, 4.75%, 2023 (n)	2,631,000	2,821,969
E*TRADE Financial Corp., 12.5%, 2017	14,711,000	16,660,208
Franklin Resources, Inc., 1.375%, 2017	3,705,000	3,727,641
TD Ameritrade Holding Co., 4.15%, 2014	5,138,000	5,493,760

		$30,449,482

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Building - 1.6%
Mohawk Industries, Inc., 6.375%, 2016	$21,082,000	$23,822,660
Owens Corning, Inc., 6.5%, 2016	14,893,000	16,764,157
Owens Corning, Inc., 4.2%, 2022	6,520,000	6,590,025

		$47,176,842
Business Services - 0.4%
Tencent Holdings Ltd., 3.375%, 2018 (n)	$12,299,000	$12,545,730

Cable TV - 4.0%
CCH II LLC, 13.5%, 2016	$6,736,686	$7,241,937
CCO Holdings LLC, 5.25%, 2022	18,106,000	18,196,530
Comcast Corp., 4.65%, 2042	6,372,000	6,907,962
Cox Communications, Inc., 6.25%, 2018 (n)	1,735,000	2,120,418
DIRECTV Holdings LLC, 5.875%, 2019	3,310,000	3,959,657
DIRECTV Holdings LLC, 6.375%, 2041	4,310,000	5,191,761
DIRECTV Holdings LLC, 5.15%, 2042	9,250,000	9,675,537
Myriad International Holdings B.V., 6.375%, 2017 (n)	18,201,000	20,612,633
Time Warner Cable, Inc., 8.25%, 2019	6,150,000	8,315,077
Time Warner Cable, Inc., 5%, 2020	1,480,000	1,742,210
Time Warner Cable, Inc., 4.5%, 2042	13,352,000	13,719,727
Time Warner Entertainment Co. LP, 8.375%, 2033	1,734,000	2,576,044
Videotron Ltee, 5%, 2022	13,220,000	13,682,700
Virgin Media Finance PLC, 5.25%, 2022	2,915,000	3,046,175
Virgin Media Secured Finance PLC, 5.25%, 2021	2,990,000	3,483,434

		$120,471,802
Chemicals - 2.2%
Ashland, Inc., 4.75%, 2022 (n)	$6,302,000	$6,428,040
CF Industries Holdings, Inc., 7.125%, 2020	16,654,000	21,108,312
Dow Chemical Co., 8.55%, 2019	10,554,000	14,312,353
LyondellBasell Industries N.V., 5%, 2019	13,386,000	14,490,345
LyondellBasell Industries N.V., 6%, 2021	9,720,000	11,238,750

		$67,577,800
Computer Software - 0.1%
Seagate Technology HDD Holdings, 6.8%, 2016	$2,800,000	$3,094,000

Conglomerates - 0.2%
ABB Treasury Center USA, Inc., 4%, 2021 (n)	$4,687,000	$5,228,349

Construction - 0.5%
D.R. Horton, Inc., 4.75%, 2017	$5,000,000	$5,325,000
D.R. Horton, Inc., 4.375%, 2022	9,472,000	9,495,680

		$14,820,680

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Consumer Products - 0.5%
Mattel, Inc., 5.45%, 2041	$4,568,000	$5,397,489
Newell Rubbermaid, Inc., 5.5%, 2013	4,425,000	4,512,549
Newell Rubbermaid, Inc., 4.7%, 2020	5,052,000	5,630,272

		$15,540,310
Consumer Services - 1.4%
eBay, Inc., 4%, 2042	$10,840,000	$10,869,344
Experian Finance PLC, 2.375%, 2017 (n)	18,068,000	18,497,368
Service Corp. International, 7.375%, 2014	5,360,000	5,869,200
Service Corp. International, 7%, 2019	5,550,000	6,077,250

		$41,313,162
Containers - 1.3%
Ball Corp., 5%, 2022	$5,537,000	$5,841,535
Crown Americas LLC, 7.625%, 2017	24,644,000	26,184,250
Greif, Inc., 6.75%, 2017	5,864,000	6,465,060

		$38,490,845
Defense Electronics - 0.4%
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	$10,202,000	$12,284,902

Electronics - 0.6%
Jabil Circuit, Inc., 4.7%, 2022	$3,601,000	$3,601,000
Tyco Electronics Group S.A., 6.55%, 2017	2,450,000	2,934,757
Tyco Electronics Group S.A., 3.5%, 2022	11,088,000	11,545,081

		$18,080,838
Emerging Market Quasi-Sovereign - 1.6%
CNOOC Finance (2012) Ltd., 5%, 2042 (n)	$663,000	$769,080
CNPC General Capital Ltd., 2.75%, 2017 (z)	13,441,000	13,894,768
Gaz Capital S.A., 8.125%, 2014 (n)	2,914,000	3,195,026
Pemex Finance Ltd., 10.61%, 2017	1,500,000	1,871,465
Petrobras International Finance Co., 3.875%, 2016	6,547,000	6,955,107
Petrobras International Finance Co., 5.375%, 2021	11,160,000	12,656,065
Petroleos Mexicanos, 4.875%, 2022	1,699,000	1,902,880
Petroleos Mexicanos, 6.5%, 2041	6,950,000	8,626,688

		$49,871,079
Energy - Independent - 2.8%
Anadarko Petroleum Corp., 6.375%, 2017	$4,953,000	$6,004,339
EQT Corp., 4.875%, 2021	4,449,000	4,816,519
Hess Corp., 8.125%, 2019	1,452,000	1,935,082
LINN Energy LLC, 7.75%, 2021	9,400,000	10,034,500
Noble Energy, Inc., 4.15%, 2021	13,080,000	14,418,398

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Energy - Independent - continued
Pioneer Natural Resources Co., 6.65%, 2017	$6,900,000	$8,212,697
Pioneer Natural Resources Co., 7.5%, 2020	9,237,000	11,835,183
Pioneer Natural Resources Co., 3.95%, 2022	5,000,000	5,351,490
QEP Resources, Inc., 5.375%, 2022	7,241,000	7,603,050
QEP Resources, Inc., 5.25%, 2023	1,860,000	1,939,050
Southwestern Energy Co., 7.5%, 2018	10,149,000	12,532,949

		$84,683,257
Energy - Integrated - 0.4%
BG Energy Capital PLC, 4%, 2021 (n)	$5,000,000	$5,612,220
BG Energy Capital PLC, 5.125%, 2041 (n)	4,094,000	4,956,172
BP Capital Markets PLC, 4.5%, 2020	1,753,000	2,058,516

		$12,626,908
Entertainment - 0.1%
Viacom, Inc., 3.5%, 2017	$4,200,000	$4,567,072

Financial Institutions - 4.2%
CIT Group, Inc., 5%, 2017	$2,500,000	$2,634,500
CIT Group, Inc., 4.25%, 2017	9,647,000	9,895,960
CIT Group, Inc., 5.25%, 2018	2,885,000	3,065,313
CIT Group, Inc., 6.625%, 2018 (n)	7,448,000	8,304,520
CIT Group, Inc., 5.5%, 2019 (n)	5,815,000	6,200,244
General Electric Capital Corp., 3.75%, 2014	2,587,000	2,737,569
General Electric Capital Corp., 2.15%, 2015	10,000,000	10,275,480
General Electric Capital Corp., 5.5%, 2020	8,500,000	10,112,238
General Electric Capital Corp., 3.15%, 2022	14,000,000	14,242,046
International Lease Finance Corp., 5.875%, 2022	15,000,000	15,582,000
International Lease Finance Corp., 7.125%, 2018 (n)	3,221,000	3,784,675
International Lease Finance Corp., 6.25%, 2019	3,853,000	4,152,575
NYSE Euronext, 2%, 2017	11,833,000	12,047,426
SLM Corp., 6.25%, 2016	4,180,000	4,514,609
SLM Corp., 6%, 2017	15,703,000	17,037,755
SLM Corp., 8%, 2020	2,532,000	2,932,360

		$127,519,270
Food & Beverages - 6.4%
Anheuser-Busch InBev S.A., 7.75%, 2019	$12,630,000	$17,134,224
Campbell Soup Co., 2.5%, 2022	2,137,000	2,167,339
Conagra Foods, Inc., 1.35%, 2015	4,693,000	4,731,056
Constellation Brands, Inc., 7.25%, 2016	18,881,000	21,807,555
Constellation Brands, Inc., 4.625%, 2023	901,000	917,894
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (n)	12,661,000	13,927,682

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Food & Beverages - continued
Heineken N.V., 1.4%, 2017 (n)	$9,086,000	$9,126,869
Ingredion, Inc., 1.8%, 2017	5,634,000	5,622,152
J.M. Smucker Co., 3.5%, 2021	12,140,000	12,940,864
Kraft Foods Group, Inc., 2.25%, 2017 (n)	10,744,000	11,160,137
Kraft Foods Group, Inc., 6.5%, 2040 (n)	3,950,000	5,534,930
Miller Brewing Co., 5.5%, 2013 (n)	7,185,000	7,468,772
Molson Coors Brewing Co., 3.5%, 2022	8,982,000	9,629,737
Pernod Ricard S.A., 5.75%, 2021 (n)	4,451,000	5,390,562
Pernod Ricard S.A., 5.5%, 2042 (n)	3,700,000	4,466,366
SABMiller Holdings, Inc., 3.75%, 2022 (n)	11,234,000	12,355,603
Smithfield Foods, Inc., 7.75%, 2017	8,630,000	9,751,900
Smithfield Foods, Inc., 6.625%, 2022	4,652,000	4,872,970
Tyson Foods, Inc., 6.6%, 2016	12,881,000	14,847,027
Tyson Foods, Inc., 4.5%, 2022	8,026,000	8,507,560
Wm. Wrigley Jr. Co., 3.05%, 2013 (n)	9,894,000	10,048,040

		$192,409,239
Food & Drug Stores - 0.9%
CVS Caremark Corp., 3.25%, 2015	$1,743,000	$1,853,168
CVS Caremark Corp., 5.75%, 2017	2,008,000	2,417,750
CVS Caremark Corp., 5.75%, 2041	9,305,000	12,052,971
Walgreen Co., 1.8%, 2017	9,384,000	9,508,807

		$25,832,696
Forest & Paper Products - 1.4%
Georgia-Pacific Corp., 5.4%, 2020 (n)	$13,758,000	$16,328,696
International Paper Co., 6%, 2041	6,640,000	8,128,037
Packaging Corp. of America, 3.9%, 2022	16,288,000	16,822,751

		$41,279,484
Gaming & Lodging - 1.2%
Host Hotels & Resorts, Inc., REIT, 6.75%, 2016	$7,230,000	$7,424,306
Host Hotels & Resorts, Inc., REIT, 4.75%, 2023	2,843,000	3,013,580
Sheraton Holding Corp., 7.375%, 2015	3,655,000	4,237,545
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018	850,000	1,027,851
Wyndham Worldwide Corp., 6%, 2016	87,000	97,411
Wyndham Worldwide Corp., 4.25%, 2022	18,435,000	19,230,433

		$35,031,126
Insurance - 1.9%
American International Group, Inc., 4.875%, 2016	$3,388,000	$3,788,072
American International Group, Inc., 3.8%, 2017	7,167,000	7,731,953
American International Group, Inc., 6.4%, 2020	8,987,000	11,036,917

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Insurance - continued
Metlife, Inc., 1.756%, 2017	$3,956,000	$4,020,435
Metropolitan Life Global Funding I, 5.125%, 2014 (n)	2,700,000	2,890,088
Principal Financial Group, Inc., 7.875%, 2014	200,000	221,167
Prudential Financial, Inc., 4.75%, 2015	4,369,000	4,826,884
Unum Group, 7.125%, 2016	11,200,000	13,194,339
UnumProvident Corp., 6.85%, 2015 (n)	8,751,000	9,818,934

		$57,528,789
Insurance - Health - 1.3%
CIGNA Corp., 2.75%, 2016	$9,534,000	$10,049,761
CIGNA Corp., 5.375%, 2042	4,300,000	5,071,416
Humana, Inc., 7.2%, 2018	10,075,000	12,470,875
Wellpoint Inc., 4.65%, 2043	3,000,000	3,221,283
Wellpoint, Inc., 1.875%, 2018	9,382,000	9,507,278

		$40,320,613
Insurance - Property & Casualty - 1.8%
Aon Corp., 6.25%, 2040	$1,832,000	$2,415,007
AXIS Capital Holdings Ltd., 5.75%, 2014	10,742,000	11,536,210
AXIS Capital Holdings Ltd., 5.875%, 2020	1,810,000	2,046,679
Chubb Corp., 6.375% to 2017, FRN to 2067	1,838,000	1,994,230
CNA Financial Corp., 7.35%, 2019	1,220,000	1,528,866
CNA Financial Corp., 5.875%, 2020	6,010,000	7,069,960
Marsh & McLennan Cos., Inc., 4.8%, 2021	8,500,000	9,629,744
XL Group PLC, 5.75%, 2021	6,890,000	8,162,108
XL Group PLC, 6.5% to 2017, FRN to 2049	2,655,000	2,462,513
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)	1,048,000	1,126,600
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	4,913,000	5,244,625

		$53,216,542
Machinery & Tools - 0.5%
Case New Holland, Inc., 7.875%, 2017	$13,046,000	$15,329,050

Major Banks - 5.1%
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	$8,100,000	$8,151,597
Bank of America Corp., 1.5%, 2015	18,180,000	18,200,707
Bank of America Corp., 5.65%, 2018	4,060,000	4,726,843
Bank of America Corp., 7.625%, 2019	1,290,000	1,635,862
Bank of America Corp., 5.625%, 2020	360,000	420,015
Commonwealth Bank of Australia, 5%, 2019 (n)	1,530,000	1,774,402
Goldman Sachs Group, Inc., 5.625%, 2017	7,771,000	8,615,879
JPMorgan Chase & Co., 1.1%, 2015	20,000,000	19,976,880
JPMorgan Chase & Co., 2%, 2017	13,489,000	13,633,508

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
JPMorgan Chase & Co., 4.25%, 2020	$6,107,000	$6,735,575
JPMorgan Chase & Co., 4.5%, 2022	9,500,000	10,733,053
JPMorgan Chase & Co., 3.25%, 2022	3,915,000	4,012,945
Merrill Lynch & Co., Inc., 6.15%, 2013	3,390,000	3,474,204
Merrill Lynch & Co., Inc., 6.05%, 2016	3,281,000	3,620,203
Morgan Stanley, 5.75%, 2016	5,924,000	6,595,835
PNC Funding Corp., 5.625%, 2017	7,355,000	8,545,348
Royal Bank of Scotland PLC, 2.55%, 2015	10,358,000	10,618,110
Wachovia Corp., 6.605%, 2025	7,936,000	9,816,824
Wells Fargo & Co., 2.625%, 2016	13,081,000	13,818,363

		$155,106,153
Medical & Health Technology & Services - 3.0%
Aristotle Holding, Inc., 2.65%, 2017 (n)	$5,000,000	$5,219,335
Aristotle Holding, Inc., 3.9%, 2022 (n)	11,171,000	12,210,573
Davita, Inc., 6.625%, 2020	15,982,000	17,060,785
Davita, Inc., 5.75%, 2022	4,648,000	4,857,160
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	10,225,000	11,733,188
Fresenius Medical Care US Finance II, Inc., 6.5%, 2018 (n)	7,266,000	8,137,920
HCA, Inc., 4.75%, 2023	13,591,000	13,591,000
Hospira, Inc., 6.05%, 2017	5,884,000	6,906,480
McKesson Corp., 5.7%, 2017	5,010,000	5,953,248
McKesson Corp., 7.5%, 2019	920,000	1,195,869
Thermo Fisher Scientific, Inc., 3.15%, 2023	3,081,000	3,207,725

		$90,073,283
Metals & Mining - 1.7%
BHP Billiton Finance Ltd., 5.5%, 2014	$100,000	$106,928
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 2022	10,832,000	11,029,121
Southern Copper Corp., 6.75%, 2040	18,301,000	21,714,887
Teck Resources Ltd., 10.75%, 2019	2,919,000	3,514,896
Vale Overseas Ltd., 5.625%, 2019	14,499,000	16,537,733

		$52,903,565
Natural Gas - Distribution - 1.0%
AmeriGas Finance LLC, 7%, 2022	$16,552,000	$17,979,610
ONEOK, Inc., 4.25%, 2022	10,000,000	11,056,150

		$29,035,760
Natural Gas - Pipeline - 4.4%
El Paso Pipeline Partners LP, 6.5%, 2020	$9,145,000	$11,197,513
El Paso Pipeline Partners LP, 5%, 2021	9,019,000	10,211,745
Energy Transfer Partners LP, 8.5%, 2014	5,773,000	6,346,900
Energy Transfer Partners LP, 9.7%, 2019	1,560,000	2,100,184

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Natural Gas - Pipeline - continued
Energy Transfer Partners LP, 5.2%, 2022	$2,477,000	$2,843,373
Energy Transfer Partners LP, 6.5%, 2042	2,418,000	3,039,927
Enterprise Products Operating LP, 5.2%, 2020	2,000,000	2,415,214
Enterprise Products Partners LP, 5.65%, 2013	2,434,000	2,481,022
Enterprise Products Partners LP, 1.25%, 2015	7,242,000	7,319,185
Enterprise Products Partners LP, 6.3%, 2017	3,590,000	4,401,484
Enterprise Products Partners LP, 4.45%, 2043	4,527,000	4,614,090
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	2,791,000	3,181,740
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	1,472,000	1,681,760
Kinder Morgan Energy Partners, 6.5%, 2039	1,000,000	1,275,631
Kinder Morgan Energy Partners LP, 5.125%, 2014	2,559,000	2,776,571
Kinder Morgan Energy Partners LP, 6.85%, 2020	4,303,000	5,496,446
Kinder Morgan Energy Partners LP, 5.3%, 2020	5,745,000	6,807,130
Kinder Morgan Energy Partners LP, 7.4%, 2031	3,627,000	4,879,875
Kinder Morgan Energy Partners LP, 5%, 2042	4,530,000	4,908,658
NiSource Finance Corp., 3.85%, 2023	10,894,000	11,529,229
Oneok Partners LP, 2%, 2017	7,668,000	7,824,818
Plains All American Pipeline, LP, 3.95%, 2015	5,710,000	6,200,775
Southern Natural Gas Co., 4.4%, 2021	2,500,000	2,789,248
Spectra Energy Capital LLC, 8%, 2019	5,750,000	7,685,439
Spectra Energy Partners LP, 4.6%, 2021	2,500,000	2,726,925
TransCanada PipeLines Ltd., 0.875%, 2015	5,000,000	5,054,320

		$131,789,202
Network & Telecom - 1.7%
AT&T, Inc., 5.35%, 2040	$1,600,000	$1,962,346
AT&T, Inc., 5.55%, 2041	5,474,000	6,967,105
British Telecommunications PLC, 2%, 2015	5,000,000	5,128,500
CenturyLink, Inc., 7.6%, 2039	18,088,000	18,539,169
Verizon Communications, Inc., 1.95%, 2014	12,500,000	12,763,488
Verizon Communications, Inc., 6%, 2041	4,310,000	5,888,999

		$51,249,607
Oil Services - 0.5%
Schlumberger Investment S.A., 2.4%, 2022 (n)	$5,368,000	$5,360,490
Transocean, Inc., 2.5%, 2017	8,676,000	8,786,879

		$14,147,369
Oils - 0.7%
Phillips 66, 5.875%, 2042 (n)	$6,745,000	$8,426,502
Tesoro Corp., 5.375%, 2022	12,172,000	12,689,310

		$21,115,812

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Other Banks & Diversified Financials - 3.7%
American Express Centurion Bank, 5.5%, 2013	$3,943,000	$4,034,438
American Express Co., 8.125%, 2019	1,435,000	1,941,406
American Express Credit Corp., 2.8%, 2016	8,000,000	8,518,832
American Express Credit Corp., 2.375%, 2017	6,255,000	6,577,670
BB&T Corp., 3.95%, 2016	2,500,000	2,755,268
Capital One Financial Corp., 2.15%, 2015	14,300,000	14,699,957
Capital One Financial Corp., 8.8%, 2019	7,000,000	9,316,909
Capital One Financial Corp., 10.25%, 2039	3,490,000	3,594,700
Discover Bank, 7%, 2020	13,145,000	16,111,787
Fifth Third Bancorp, 3.5%, 2022	5,404,000	5,731,115
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	3,146,000	3,596,444
Santander UK PLC, 3.875%, 2014 (n)	2,587,000	2,665,386
Svenska Handelsbanken AB, 2.875%, 2017	8,191,000	8,654,611
Swedbank AB, 2.125%, 2017 (n)	12,318,000	12,438,347
U.S. Bancorp, 3%, 2022	2,601,000	2,757,679
U.S. Bancorp, 2.95%, 2022	8,970,000	9,253,927

		$112,648,476
Personal Computers & Peripherals - 0.1%
Motorola Solutions, Inc., 3.75%, 2022	$3,801,000	$3,953,724

Pharmaceuticals - 2.0%
Amgen, Inc., 2.3%, 2016	$3,000,000	$3,127,635
Celgene Corp., 2.45%, 2015	3,438,000	3,584,318
Celgene Corp., 1.9%, 2017	19,032,000	19,324,198
Mylan Laboratories, Inc., 7.625%, 2017 (n)	17,523,000	19,538,145
Teva Pharmaceutical Finance IV LLC, 3.65%, 2021	3,780,000	4,114,216
Watson Pharmaceuticals, Inc., 1.875%, 2017	3,180,000	3,223,343
Watson Pharmaceuticals, Inc., 3.25%, 2022	4,118,000	4,243,554
Watson Pharmaceuticals, Inc., 4.625%, 2042	4,240,000	4,554,506

		$61,709,915
Pollution Control - 0.2%
Republic Services, Inc., 5.25%, 2021	$6,200,000	$7,411,920

Precious Metals & Minerals - 0.1%
Teck Resources Ltd., 3%, 2019	$1,878,000	$1,910,608

Printing & Publishing - 1.1%
Moody’s Corp., 4.5%, 2022	$14,469,000	$15,556,447
Pearson Funding Four PLC, 3.75%, 2022 (n)	6,576,000	6,916,795
Pearson PLC, 5.5%, 2013 (n)	1,930,000	1,971,395

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Printing & Publishing - continued
Pearson PLC, 4%, 2016 (n)	$9,720,000	$10,431,203

		$34,875,840
Railroad & Shipping - 1.3%
Burlington Northern Santa Fe LLC, 3.05%, 2022	$3,500,000	$3,645,530
Canadian Pacific Railway Co., 7.25%, 2019	11,151,000	13,952,009
Canadian Pacific Railway Co., 4.5%, 2022	6,058,000	6,754,343
CSX Corp., 7.375%, 2019	5,360,000	6,854,786
CSX Corp., 4.4%, 2043	4,000,000	4,252,424
Kansas City Southern, 8%, 2018	4,243,000	4,709,730

		$40,168,822
Real Estate - 3.9%
Boston Properties LP, REIT, 3.7%, 2018	$5,912,000	$6,442,744
Boston Properties LP, REIT, 3.85%, 2023	9,626,000	10,382,844
DDR Corp., REIT, 4.625%, 2022	3,149,000	3,488,890
ERP Operating LP, REIT, 5.375%, 2016	2,950,000	3,371,579
ERP Operating LP, REIT, 4.625%, 2021	14,520,000	16,628,493
HCP, Inc., REIT, 3.75%, 2019	5,000,000	5,306,985
HCP, Inc., REIT, 5.375%, 2021	12,036,000	13,931,357
HRPT Properties Trust, REIT, 6.25%, 2016	6,245,000	6,819,634
Simon Property Group, Inc., REIT, 5.75%, 2015	2,560,000	2,883,379
Simon Property Group, Inc., REIT, 10.35%, 2019	5,828,000	8,397,513
Simon Property Group, Inc., REIT, 4.375%, 2021	7,340,000	8,288,005
Ventas Realty LP, REIT, 4%, 2019	6,657,000	7,188,109
WEA Finance LLC, REIT, 6.75%, 2019 (n)	13,693,000	16,948,744
WEA Finance LLC/WT Finance Australia, 3.375%, 2022 (n)	7,118,000	7,213,260

		$117,291,536
Restaurants - 0.3%
Darden Restaurants, Inc., 3.35%, 2022	$9,086,000	$9,096,340

Retailers - 3.5%
AutoZone, Inc., 3.7%, 2022	$8,867,000	$9,446,352
Dollar General Corp., 4.125%, 2017	23,009,000	24,044,405
Gap, Inc., 5.95%, 2021	24,047,000	27,327,901
Kohl’s Corp., 4%, 2021	6,914,000	7,516,486
Kohl’s Corp., 3.25%, 2023	11,293,000	11,306,721
Limited Brands, Inc., 7%, 2020	11,059,000	12,621,084
Limited Brands, Inc., 5.625%, 2022	7,521,000	8,113,279
Wesfarmers Ltd., 6.998%, 2013 (n)	4,170,000	4,282,527

		$104,658,755

16

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Specialty Chemicals - 1.0%
Ecolab, Inc., 3%, 2016	$8,728,000	$9,366,069
Mexichem S.A.B. de C.V., 4.875%, 2022 (n)	273,000	288,698
Mexichem S.A.B. de C.V., 6.75%, 2042 (z)	18,646,000	20,137,680

		$29,792,447
Specialty Stores - 0.4%
Advance Auto Parts, Inc., 5.75%, 2020	$5,476,000	$6,353,458
Advance Auto Parts, Inc., 4.5%, 2022	4,668,000	5,040,175

		$11,393,633
Telecommunications - Wireless - 1.8%
America Movil S.A.B. de C.V., 3.125%, 2022	$3,344,000	$3,448,289
American Tower Corp., REIT, 4.625%, 2015	10,110,000	10,858,565
American Tower Corp., REIT, 4.5%, 2018	5,760,000	6,378,417
American Tower Corp., REIT, 4.7%, 2022	7,973,000	8,807,191
Crown Castle International Corp., 7.75%, 2017 (n)	11,040,000	11,757,600
Crown Castle International Corp., 5.25%, 2023 (z)	4,570,000	4,729,950
Crown Castle Towers LLC, 6.113%, 2020 (n)	1,615,000	1,964,919
Crown Castle Towers LLC, 4.883%, 2020 (n)	1,400,000	1,599,812
Rogers Cable, Inc., 5.5%, 2014	2,229,000	2,375,713
Vodafone Group PLC, 5.625%, 2017	1,452,000	1,724,838

		$53,645,294
Telephone Services - 0.0%
Oi S.A., 5.75%, 2022 (n)	$1,148,000	$1,239,840

Tobacco - 2.3%
B.A.T. International Finance PLC, 2.125%, 2017 (n)	$8,948,000	$9,144,409
B.A.T. International Finance PLC, 9.5%, 2018 (n)	6,976,000	9,732,992
Lorillard Tobacco Co., 2.3%, 2017	9,055,000	9,159,812
Lorillard Tobacco Co., 8.125%, 2019	15,092,000	19,412,070
Lorillard Tobacco Co., 6.875%, 2020	5,000,000	6,145,425
Lorillard Tobacco Co., 7%, 2041	2,698,000	3,354,825
Reynolds American, Inc., 6.75%, 2017	7,310,000	8,833,813
Reynolds American, Inc., 4.75%, 2042	5,190,000	5,287,001

		$71,070,347
Transportation - Services - 0.3%
ERAC USA Finance Co., 6.375%, 2017 (n)	$1,400,000	$1,707,994
ERAC USA Finance Co., 7%, 2037 (n)	4,707,000	6,134,125
ERAC USA Finance Co., 5.625%, 2042 (n)	2,420,000	2,760,010

		$10,602,129

17

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Utilities - Electric Power - 3.2%
Calpine Corp., 7.875%, 2020 (n)	$14,009,000	$15,339,855
CenterPoint Energy, Inc., 5.95%, 2017	4,600,000	5,372,519
CMS Energy Corp., 2.75%, 2014	4,220,000	4,287,495
CMS Energy Corp., 6.25%, 2020	6,891,000	8,221,404
CMS Energy Corp., 5.05%, 2022	5,159,000	5,762,853
Dominion Resources, Inc., 4.9%, 2041	4,300,000	5,093,915
Duke Energy Corp., 1.625%, 2017	6,837,000	6,887,252
Enersis S.A., 7.375%, 2014	4,189,000	4,454,038
Exelon Corp., 4.9%, 2015	2,000,000	2,198,880
FirstEnergy Solutions Corp., 6.05%, 2021	11,869,000	13,715,223
NextEra Energy Capital Co., 1.2%, 2015	1,330,000	1,337,077
Oncor Electric Delivery Co., 4.1%, 2022	3,410,000	3,653,685
PPL Corp., 4.2%, 2022	6,378,000	6,854,915
PPL WEM Holdings PLC, 5.375%, 2021 (n)	5,693,000	6,410,506
PSEG Power LLC, 5.32%, 2016	1,727,000	1,972,509
System Energy Resources, Inc., 5.129%, 2014 (z)	1,072,338	1,087,780
Waterford 3 Funding Corp., 8.09%, 2017	3,520,270	3,596,446

		$96,246,352
Total Bonds (Identified Cost, $2,594,294,077)		$2,771,520,468

Money Market Funds - 6.4%
MFS Institutional Money Market Portfolio, 0.16%, at Cost and Net Asset Value (v)	192,669,265	$192,669,265
Total Investments (Identified Cost, $2,786,963,342)		$2,964,189,733

Other Assets, Less Liabilities - 1.9%		58,531,469
Net Assets - 100.0%		$3,022,721,202

(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $566,225,840 representing 18.8% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

18

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Anthracite Ltd., “A”, CDO, FRN, 0.571%, 2019	1/15/10	$1,652,515	$2,092,196
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.811%, 2040	3/01/06	1,931,582	1,252,374
CNPC General Capital Ltd., 2.75%, 2017	4/12/12	13,439,912	13,894,768
Crest Ltd., “A2”, CDO, 4.669%, 2018	3/02/10	775,678	926,468
Crown Castle International Corp., 5.25%, 2023	10/03/12	4,570,000	4,729,950
Falcon Franchise Loan LLC, FRN, 5.905%, 2025	1/29/03	256,685	575,301
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11	2,431,269	2,519,360
GMAC LLC, FRN, 6.02%, 2033	3/20/02	1,532,947	1,569,535
Mexichem S.A.B. de C.V., 6.75%, 2042	9/12/12-10/11/12	19,441,641	20,137,680
Prudential Securities Secured Financing Corp., FRN, 7.166%, 2013	12/06/04	3,496,688	3,461,373
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	1,910,244	1,820,843
System Energy Resources, Inc., 5.129%, 2014	4/16/04	1,072,338	1,087,780
Total Restricted Securities			$54,067,628
% of Net assets			1.8%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Derivative Contracts at 10/31/12

Swap Agreements at 10/31/12

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Liability Derivatives
Credit Default Swaps
12/20/12	USD	6,090,000	Merrill Lynch International	1.00% (fixed rate)	(1)	$(199,860)

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by MBIA, Inc., 7%, 12/15/25, a B rated bond. The fund entered into the contract to gain issuer exposure.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are

19

Portfolio of Investments (unaudited) – continued

assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

At October 31, 2012, the fund had cash collateral of $430,000 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Restricted cash” on the Statement of Assets and Liabilities.

See Notes to Financial Statements

20

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 10/31/12 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $2,594,294,077)	$2,771,520,468
Underlying affiliated funds, at cost and value	192,669,265
Total investments, at value (identified cost, $2,786,963,342)	$2,964,189,733
Cash	13,138,934
Restricted cash	430,000
Receivables for
Investments sold	1,636,748
Fund shares sold	19,710,252
Interest and dividends	32,094,178
Total assets	$3,031,199,845
Liabilities
Payables for
Distributions	$1,559,129
Fund shares reacquired	5,682,184
Swaps, at value	199,860
Payable to affiliates
Investment adviser	97,815
Shareholder servicing costs	687,586
Distribution and service fees	79,554
Payable for independent Trustees’ compensation	49,587
Accrued expenses and other liabilities	122,928
Total liabilities	$8,478,643
Net assets	$3,022,721,202
Net assets consist of
Paid-in capital	$2,866,220,140
Unrealized appreciation (depreciation) on investments	177,026,531
Accumulated net realized gain (loss) on investments	(11,000,312)
Accumulated distributions in excess of net investment income	(9,525,157)
Net assets	$3,022,721,202
Shares of beneficial interest outstanding	211,028,220

21

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,673,949,720	116,794,869	$14.33
Class B	114,141,020	7,983,881	14.30
Class C	382,597,599	26,792,983	14.28
Class I	566,962,048	39,566,741	14.33
Class R1	10,020,431	701,080	14.29
Class R2	67,704,230	4,724,156	14.33
Class R3	71,145,770	4,964,127	14.33
Class R4	136,090,772	9,492,734	14.34
Class R5	109,612	7,649	14.33

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $15.04 [100 / 95.25 × $14.33]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

22

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 10/31/12 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$57,227,955
Dividends from underlying affiliated funds	136,206
Foreign taxes withheld	(28)
Total investment income	$57,364,133
Expenses
Management fee	$5,109,647
Distribution and service fees	4,371,504
Shareholder servicing costs	1,563,988
Administrative services fee	191,334
Independent Trustees’ compensation	24,657
Custodian fee	112,464
Shareholder communications	134,205
Audit and tax fees	31,706
Legal fees	12,270
Miscellaneous	181,407
Total expenses	$11,733,182
Fees paid indirectly	(648)
Reduction of expenses by investment adviser	(4,612)
Net expenses	$11,727,922
Net investment income	$45,636,211
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments	$19,949,184
Swap agreements	31,127
Net realized gain (loss) on investments	$19,980,311
Change in unrealized appreciation (depreciation)
Investments	$79,971,020
Swap agreements	434,769
Net unrealized gain (loss) on investments	$80,405,789
Net realized and unrealized gain (loss) on investments	$100,386,100
Change in net assets from operations	$146,022,311

See Notes to Financial Statements

23

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 10/31/12 (unaudited)	Year ended 4/30/12
From operations
Net investment income	$45,636,211	$74,812,660
Net realized gain (loss) on investments	19,980,311	27,955,504
Net unrealized gain (loss) on investments	80,405,789	23,468,780
Change in net assets from operations	$146,022,311	$126,236,944
Distributions declared to shareholders
From net investment income	$(54,639,074)	$(86,518,599)
Change in net assets from fund share transactions	$580,106,585	$898,655,500
Total change in net assets	$671,489,822	$938,373,845
Net assets
At beginning of period	2,351,231,380	1,412,857,535
At end of period (including accumulated distributions in excess of net investment income of $9,525,157 and $522,294, respectively)	$3,022,721,202	$2,351,231,380

See Notes to Financial Statements

24

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
Class A			2012	2011	2010	2009	2008

Net asset value, beginning of period	$13.86		$13.64	$13.17	$10.95	$12.18	$12.69
Income (loss) from investment operations
Net investment income (d)	$0.25		$0.59	$0.68	$0.71	$0.64	$0.64
Net realized and unrealized gain (loss) on investments and foreign currency	0.52		0.32	0.53	2.23	(1.22)	(0.47)
Total from investment operations	$0.77		$0.91	$1.21	$2.94	$(0.58)	$0.17
Less distributions declared to shareholders
From net investment income	$(0.30)		$(0.69)	$(0.74)	$(0.72)	$(0.65)	$(0.68)
Net asset value, end of period (x)	$14.33		$13.86	$13.64	$13.17	$10.95	$12.18
Total return (%) (r)(s)(t)(x)	5.59	(n)	6.92	9.46	27.35	(4.61)	1.41
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	(a)	0.84	0.85	0.87	0.96	0.98
Expenses after expense reductions (f)	0.80	(a)	0.84	0.85	0.87	0.89	0.89
Net investment income	3.52	(a)	4.38	5.09	5.72	5.76	5.21
Portfolio turnover	27	(n)	47	58	91	44	56
Net assets at end of period (000 omitted)	$1,673,950		$1,350,525	$884,807	$781,496	$618,093	$769,599

See Notes to Financial Statements

25

Financial Highlights – continued

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
Class B			2012	2011	2010	2009	2008

Net asset value, beginning of period	$13.82		$13.60	$13.14	$10.91	$12.14	$12.65
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.49	$0.58	$0.62	$0.56	$0.56
Net realized and unrealized gain (loss) on investments and foreign currency	0.52		0.32	0.52	2.23	(1.22)	(0.48)
Total from investment operations	$0.72		$0.81	$1.10	$2.85	$(0.66)	$0.08
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.59)	$(0.64)	$(0.62)	$(0.57)	$(0.59)
Net asset value, end of period (x)	$14.30		$13.82	$13.60	$13.14	$10.91	$12.14
Total return (%) (r)(s)(t)(x)	5.28	(n)	6.13	8.58	26.60	(5.32)	0.69
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55	(a)	1.60	1.60	1.62	1.67	1.68
Expenses after expense reductions (f)	1.55	(a)	1.60	1.60	1.62	1.59	1.59
Net investment income	2.77	(a)	3.64	4.35	5.00	5.06	4.52
Portfolio turnover	27	(n)	47	58	91	44	56
Net assets at end of period (000 omitted)	$114,141		$89,789	$63,614	$62,341	$67,149	$98,671

See Notes to Financial Statements

26

Financial Highlights – continued

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
Class C			2012	2011	2010	2009	2008

Net asset value, beginning of period	$13.81		$13.58	$13.12	$10.90	$12.13	$12.63
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.49	$0.58	$0.62	$0.56	$0.56
Net realized and unrealized gain (loss) on investments and foreign currency	0.52		0.33	0.52	2.22	(1.22)	(0.47)
Total from investment operations	$0.71		$0.82	$1.10	$2.84	$(0.66)	$0.09
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.59)	$(0.64)	$(0.62)	$(0.57)	$(0.59)
Net asset value, end of period (x)	$14.28		$13.81	$13.58	$13.12	$10.90	$12.13
Total return (%) (r)(s)(t)(x)	5.21	(n)	6.21	8.59	26.52	(5.33)	0.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55	(a)	1.60	1.60	1.62	1.67	1.68
Expenses after expense reductions (f)	1.55	(a)	1.60	1.60	1.62	1.59	1.59
Net investment income	2.76	(a)	3.62	4.35	4.97	5.09	4.52
Portfolio turnover	27	(n)	47	58	91	44	56
Net assets at end of period (000 omitted)	$382,598		$280,260	$152,326	$117,744	$74,651	$75,666

See Notes to Financial Statements

27

Financial Highlights – continued

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
Class I			2012	2011	2010	2009	2008

Net asset value, beginning of period	$13.86		$13.64	$13.18	$10.95	$12.18	$12.70
Income (loss) from investment operations
Net investment income (d)	$0.26		$0.62	$0.71	$0.74	$0.67	$0.68
Net realized and unrealized gain (loss) on investments and foreign currency	0.52		0.33	0.53	2.24	(1.21)	(0.48)
Total from investment operations	$0.78		$0.95	$1.24	$2.98	$(0.54)	$0.20
Less distributions declared to shareholders
From net investment income	$(0.31)		$(0.73)	$(0.78)	$(0.75)	$(0.69)	$(0.72)
Net asset value, end of period (x)	$14.33		$13.86	$13.64	$13.18	$10.95	$12.18
Total return (%) (r)(s)(x)	5.72	(n)	7.18	9.65	27.76	(4.32)	1.64
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.55	(a)	0.60	0.60	0.62	0.67	0.67
Expenses after expense reductions (f)	0.55	(a)	0.60	0.60	0.62	0.59	0.58
Net investment income	3.73	(a)	4.58	5.31	5.98	6.06	5.50
Portfolio turnover	27	(n)	47	58	91	44	56
Net assets at end of period (000 omitted)	$566,962		$361,290	$114,736	$43,990	$53,906	$56,574

See Notes to Financial Statements

28

Financial Highlights – continued

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
Class R1			2012	2011	2010	2009	2008

Net asset value, beginning of period	$13.82		$13.59	$13.13	$10.91	$12.14	$12.65
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.50	$0.58	$0.62	$0.56	$0.55
Net realized and unrealized gain (loss) on investments and foreign currency	0.51		0.32	0.52	2.22	(1.22)	(0.48)
Total from investment operations	$0.71		$0.82	$1.10	$2.84	$(0.66)	$0.07
Less distributions declared to shareholders
From net investment income	$(0.24)		$(0.59)	$(0.64)	$(0.62)	$(0.57)	$(0.58)
Net asset value, end of period (x)	$14.29		$13.82	$13.59	$13.13	$10.91	$12.14
Total return (%) (r)(s)(x)	5.21	(n)	6.21	8.59	26.50	(5.32)	0.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55	(a)	1.60	1.61	1.62	1.67	1.75
Expenses after expense reductions (f)	1.55	(a)	1.60	1.61	1.62	1.59	1.66
Net investment income	2.82	(a)	3.67	4.38	4.99	5.09	4.42
Portfolio turnover	27	(n)	47	58	91	44	56
Net assets at end of period (000 omitted)	$10,020		$10,894	$9,492	$10,941	$7,912	$8,351

See Notes to Financial Statements

29

Financial Highlights – continued

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
Class R2			2012	2011	2010	2009	2008

Net asset value, beginning of period	$13.86		$13.63	$13.17	$10.94	$12.17	$12.69
Income (loss) from investment operations
Net investment income (d)	$0.23		$0.56	$0.65	$0.68	$0.62	$0.59
Net realized and unrealized gain (loss) on investments and foreign currency	0.52		0.33	0.52	2.24	(1.22)	(0.47)
Total from investment operations	$0.75		$0.89	$1.17	$2.92	$(0.60)	$0.12
Less distributions declared to shareholders
From net investment income	$(0.28)		$(0.66)	$(0.71)	$(0.69)	$(0.63)	$(0.64)
Net asset value, end of period (x)	$14.33		$13.86	$13.63	$13.17	$10.94	$12.17
Total return (%) (r)(s)(x)	5.46	(n)	6.73	9.11	27.16	(4.82)	1.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)	1.10	1.10	1.12	1.17	1.26
Expenses after expense reductions (f)	1.05	(a)	1.10	1.10	1.12	1.10	1.17
Net investment income	3.30	(a)	4.15	4.85	5.47	5.53	4.91
Portfolio turnover	27	(n)	47	58	91	44	56
Net assets at end of period (000 omitted)	$67,704		$112,858	$66,050	$65,141	$55,413	$81,433

See Notes to Financial Statements

30

Financial Highlights – continued

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
Class R3			2012	2011	2010	2009	2008

Net asset value, beginning of period	$13.86		$13.63	$13.17	$10.94	$12.18	$12.69
Income (loss) from investment operations
Net investment income (d)	$0.25		$0.60	$0.68	$0.71	$0.65	$0.64
Net realized and unrealized gain (loss) on investments and foreign currency	0.52		0.32	0.52	2.24	(1.23)	(0.47)
Total from investment operations	$0.77		$0.92	$1.20	$2.95	$(0.58)	$0.17
Less distributions declared to shareholders
From net investment income	$(0.30)		$(0.69)	$(0.74)	$(0.72)	$(0.66)	$(0.68)
Net asset value, end of period (x)	$14.33		$13.86	$13.63	$13.17	$10.94	$12.18
Total return (%) (r)(s)(x)	5.59	(n)	6.99	9.38	27.47	(4.65)	1.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	(a)	0.85	0.85	0.87	0.92	1.02
Expenses after expense reductions (f)	0.80	(a)	0.84	0.85	0.87	0.84	0.93
Net investment income	3.53	(a)	4.40	5.11	5.73	5.80	5.16
Portfolio turnover	27	(n)	47	58	91	44	56
Net assets at end of period (000 omitted)	$71,146		$63,099	$50,351	$49,555	$46,014	$59,233

See Notes to Financial Statements

31

Financial Highlights – continued

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
Class R4			2012	2011	2010	2009	2008

Net asset value, beginning of period	$13.87		$13.64	$13.18	$10.95	$12.19	$12.70
Income (loss) from investment operations
Net investment income (d)	$0.26		$0.63	$0.72	$0.74	$0.67	$0.67
Net realized and unrealized gain (loss) on investments and foreign currency	0.52		0.33	0.52	2.24	(1.22)	(0.47)
Total from investment operations	$0.78		$0.96	$1.24	$2.98	$(0.55)	$0.20
Less distributions declared to shareholders
From net investment income	$(0.31)		$(0.73)	$(0.78)	$(0.75)	$(0.69)	$(0.71)
Net asset value, end of period (x)	$14.34		$13.87	$13.64	$13.18	$10.95	$12.19
Total return (%) (r)(s)(x)	5.72	(n)	7.26	9.65	27.76	(4.40)	1.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.55	(a)	0.59	0.60	0.62	0.68	0.74
Expenses after expense reductions (f)	0.55	(a)	0.59	0.60	0.62	0.60	0.65
Net investment income	3.71	(a)	4.65	5.34	5.97	6.01	5.44
Portfolio turnover	27	(n)	47	58	91	44	56
Net assets at end of period (000 omitted)	$136,091		$82,516	$71,481	$61,604	$46,014	$86,097
See Notes to Financial Statements

32

Financial Highlights – continued

Class R5	Period ended 10/31/12 (unaudited) (i)

Net asset value, beginning of period	$13.82
Income (loss) from investment operations
Net investment income (d)	$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	0.55
Total from investment operations	$0.77
Less distributions declared to shareholders
From net investment income	$(0.26)
Net asset value, end of period (x)	$14.33
Total return (%) (r)(s)(x)	5.64	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.48	(a)
Expenses after expense reductions (f)	0.48	(a)
Net investment income	3.71	(a)
Portfolio turnover	27	(n)
Net assets at end of period (000 omitted)	$110

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class inception, June 1, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

33

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Bond Fund (the fund) is a series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period the fund adopted FASB Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Swap agreements are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets

34

Notes to Financial Statements (unaudited) – continued

generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining

35

Notes to Financial Statements (unaudited) – continued

the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as swap agreements. The following is a summary of the levels used as of October 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Non-U.S. Sovereign Debt	$—	$49,871,079	$—	$49,871,079
Corporate Bonds	—	2,209,421,452	—	2,209,421,452
Residential Mortgage-Backed Securities	—	56,746	—	56,746
Commercial Mortgage-Backed Securities	—	32,239,982	—	32,239,982
Asset-Backed Securities (including CDOs)	—	15,046,085	—	15,046,085
Foreign Bonds	—	464,885,124	—	464,885,124
Mutual Funds	192,669,265	—	—	192,669,265
Total Investments	$192,669,265	$2,771,520,468	$—	$2,964,189,733

Other Financial Instruments
Swap Agreements	$—	$(199,860)	$—	$(199,860)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract, generally are indicative of the volume of its derivative activity during the period.

36

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at October 31, 2012 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Liability Derivatives
Credit	Credit Default Swaps	$(199,860)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended October 31, 2012 as reported in the Statement of Operations:

Risk	Swap Transactions
Credit	$31,127

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended October 31, 2012 as reported in the Statement of Operations:

Risk	Swap Transactions
Credit	$434,769

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures contracts and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swap agreements and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to

37

Notes to Financial Statements (unaudited) – continued

cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as “Restricted cash”. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Swap Agreements – The fund entered into swap agreements. A swap agreement is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The value of the swap agreement, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap agreements in the Statement of Operations. Amounts paid or received at the inception of the swap agreement are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap agreements are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments based on a fixed percentage applied to the agreement notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the

38

Notes to Financial Statements (unaudited) – continued

swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.

Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The aggregate fair value of credit default swap agreements in a net liability position as of October 31, 2012 is disclosed in the footnotes to the Portfolio of Investments. As discussed earlier in this note, collateral requirements for these swap agreements are based generally on the market value of the swap agreement netted against collateral requirements for other types of over-the-counter derivatives traded under each counterparty’s ISDA Master Agreement. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. If a defined credit event had occurred as of October 31, 2012, the swap agreement’s credit-risk-related contingent features would have been triggered and, for those swap agreements in a net liability position for which the fund is the protection seller, the fund in order to settle these swap agreements would have been required to either (1) pay the swap agreement’s notional value of $6,090,000 less the value of the agreements’ related deliverable obligations as decided through an ISDA auction or (2) pay the notional value of the swap agreements in return for physical receipt of the deliverable obligations.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in

39

Notes to Financial Statements (unaudited) – continued

realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended October 31, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

4/30/12
Ordinary income (including any short-term capital gains)	$86,518,599

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 10/31/2012
Cost of investments	$2,799,960,392
Gross appreciation	175,160,824
Gross depreciation	(10,931,483)
Net unrealized appreciation (depreciation)	$164,229,341

As of 4/30/12
Undistributed ordinary income	7,641,295
Capital loss carryforwards	(19,707,315)
Other temporary differences	(8,805,323)
Net unrealized appreciation (depreciation)	85,989,168

40

Notes to Financial Statements (unaudited) – continued

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after April 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of April 30, 2012, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
4/30/17	$(19,707,315)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 10/31/12 (i)	Year ended 4/30/12
Class A	$31,617,595	$54,371,677
Class B	1,794,174	3,134,621
Class C	5,698,779	8,391,212
Class I	10,154,102	10,038,847
Class R1	181,561	413,657
Class R2	1,367,694	3,367,194
Class R3	1,388,257	2,822,323
Class R4	2,434,955	3,979,068
Class R5	1,957	—
Total	$54,639,074	$86,518,599

(i)	For Class R5, the period is from inception, June 1, 2012, through the stated period end.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1.1 billion of average daily net assets	0.39%
Average daily net assets in excess of $1.1 billion	0.38%

41

Notes to Financial Statements (unaudited) – continued

The management fee incurred for the six months ended October 31, 2012 was equivalent to an annual effective rate of 0.38% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $1,230,740 for the six months ended October 31, 2012, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$1,886,099
Class B	0.75%	0.25%	1.00%	1.00%	520,960
Class C	0.75%	0.25%	1.00%	1.00%	1,657,108
Class R1	0.75%	0.25%	1.00%	1.00%	52,193
Class R2	0.25%	0.25%	0.50%	0.50%	172,572
Class R3	—	0.25%	0.25%	0.25%	82,572
Total Distribution and Service Fees					$4,371,504

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2012 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2012, were as follows:

Amount
Class A	$6,853
Class B	77,624
Class C	35,594

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the

42

Notes to Financial Statements (unaudited) – continued

six months ended October 31, 2012, the fee was $361,612, which equated to 0.0271% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended October 31, 2012, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,202,376.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended October 31, 2012 was equivalent to an annual effective rate of 0.0143% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $721 and the Retirement Deferral plan resulted in an expense of $2,137. Both amounts are included in independent Trustees’ compensation for the six months ended October 31, 2012. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $54,643 at October 31, 2012, and is included in “Payable for independent Trustees’ compensation” on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds

43

Notes to Financial Statements (unaudited) – continued

can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended October 31, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $10,281 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $4,612, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” on the Statement of Operations. This money market fund does not pay a management fee to MFS.

On May 31, 2012, MFS purchased 7,236 shares of Class R5 for an aggregate amount of $100,000. At October 31, 2012, MFS held 96% of the outstanding shares of Class R5.

(4) Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $1,118,240,561 and $663,467,447, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 10/31/12 (i)		Year ended 4/30/12
	Shares	Amount	Shares	Amount
Shares sold
Class A	27,508,204	$386,632,886	46,548,843	$632,764,000
Class B	2,044,731	28,539,115	3,218,560	43,605,699
Class C	7,960,415	111,377,054	11,286,088	153,071,063
Class I	16,655,059	234,221,493	21,642,526	294,509,142
Class R1	126,950	1,775,782	308,337	4,185,106
Class R2	861,108	12,051,855	4,691,774	64,436,917
Class R3	831,961	11,683,982	1,597,690	21,717,190
Class R4	5,780,010	80,860,377	1,634,763	22,262,156
Class R5	7,511	103,855	—	—
	61,775,949	$867,246,399	90,928,581	$1,236,551,273

44

Notes to Financial Statements (unaudited) – continued

	Six months ended 10/31/12 (i)		Year ended 4/30/12
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	1,998,333	$28,158,459	3,400,547	$46,258,788
Class B	114,393	1,607,964	192,049	2,605,580
Class C	278,785	3,915,264	393,678	5,337,083
Class I	438,879	6,192,314	438,311	5,967,759
Class R1	12,943	181,561	30,482	413,186
Class R2	91,307	1,285,454	233,036	3,170,843
Class R3	98,562	1,388,251	207,213	2,817,374
Class R4	172,470	2,434,955	292,292	3,976,000
Class R5	138	1,957	—	—
	3,205,810	$45,166,179	5,187,608	$70,546,613

Shares reacquired
Class A	(10,158,485)	$(142,998,079)	(17,389,741)	$(236,785,029)
Class B	(670,228)	(9,384,008)	(1,593,006)	(21,571,871)
Class C	(1,742,966)	(24,418,179)	(2,596,231)	(35,152,881)
Class I	(3,600,427)	(50,568,229)	(4,421,645)	(60,095,515)
Class R1	(227,100)	(3,178,837)	(248,774)	(3,379,755)
Class R2	(4,371,822)	(60,772,996)	(1,626,090)	(22,065,576)
Class R3	(519,624)	(7,263,957)	(944,694)	(12,866,632)
Class R4	(2,411,003)	(33,721,708)	(1,215,969)	(16,525,127)
	(23,701,655)	$(332,305,993)	(30,036,150)	$(408,442,386)
Net change
Class A	19,348,052	$271,793,266	32,559,649	$442,237,759
Class B	1,488,896	20,763,071	1,817,603	24,639,408
Class C	6,496,234	90,874,139	9,083,535	123,255,265
Class I	13,493,511	189,845,578	17,659,192	240,381,386
Class R1	(87,207)	(1,221,494)	90,045	1,218,537
Class R2	(3,419,407)	(47,435,687)	3,298,720	45,542,184
Class R3	410,899	5,808,276	860,209	11,667,932
Class R4	3,541,477	49,573,624	711,086	9,713,029
Class R5	7,649	105,812	—	—
	41,280,104	$580,106,585	66,080,039	$898,655,500

(i)	For Class R5, the period is from inception, June 1, 2012, through the stated period end.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating

45

Notes to Financial Statements (unaudited) – continued

funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended October 31, 2012, the fund’s commitment fee and interest expense were $7,598 and $0, respectively, and are included in “Miscellaneous” expense on the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	79,095,062	646,911,568	(533,337,365)	192,669,265

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$136,206	$192,669,265

46

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2012 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2011 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to

47

Board Review of Investment Advisory Agreement – continued

the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2011, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and five-year periods ended December 31, 2011 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

48

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the advisory fees charged by MFS to institutional accounts, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $1.1 billion. The Trustees concluded that the existing breakpoint was sufficient to allow the Fund to benefit from economics of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other

49

Board Review of Investment Advisory Agreement – continued

factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2012.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

50

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

51

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

October 31, 2012

MFS® LIMITED MATURITY FUND

MQL-SEM

MFS® LIMITED MATURITY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

As 2012 winds down, economic uncertainty continues to dominate world financial markets. In the United States, all eyes are riveted to the ongoing budget deal negotiations and the specter of a “fiscal cliff.” Overseas, we see growth slowing in China and Japan, and the eurozone has entered its second recession in four years against a backdrop of double-digit unemployment and the continuing sovereign debt crisis.

Amidst the instability, there are silver linings — especially in the U.S. where the labor and housing markets have picked up, consumer confidence has risen and industrial output has increased. Additionally, a U.S. budgetary compromise could propel markets, unleashing pent-up spending and investments, which would help to revive both the U.S. and global economies.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, an emphasis on global research and our disciplined risk management approach anchor our uniquely collaborative investment process. Our global team of more than 200 investment professionals shares ideas and evaluates opportunities across continents, investment disciplines, and asset classes — all with a goal of building better insights, and ultimately better results — for our clients.

We are mindful of the many economic challenges we face locally, nationally and globally. It is more important than ever to maintain a long-term view, employ time-tested principles, such as asset allocation and diversification, and work closely with investment advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

December 14, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Grade Corporates	73.7%
Non-U.S. Government Bonds	10.0%
Asset-Backed Securities	6.0%
Emerging Markets Bonds	3.7%
Mortgage-Backed Securities	3.4%
Commercial Mortgage-Backed Securities	0.9%
High Yield Corporates	0.6%
Collateralized Debt Obligations	0.3%
U.S. Government Agencies	0.2%
U.S. Treasury Securities	(3.4)%

Composition including fixed income credit quality (a)(i)
AAA	13.9%
AA	10.3%
A	35.1%
BBB	33.4%
BB	1.7%
B (o)	0.0%
CCC	0.2%
CC	0.2%
C	0.1%
D	0.1%
Federal Agencies	3.6%
Not Rated	(3.2)%
Cash & Other	4.6%

Portfolio facts (i)
Average Duration (d)	1.6
Average Effective Maturity (m)	2.0 yrs.

Issuer country weightings (i)(x)
United States	55.0%
United Kingdom	7.6%
France	4.8%
Netherlands	4.1%
Australia	3.5%
Canada	3.4%
Germany	2.3%
Sweden	2.3%
Japan	2.2%
Other Countries	14.8%

2

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.

Percentages are based on net assets as of 10/31/12.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

May 1, 2012 through October 31, 2012

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2012 through October 31, 2012.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/12	Ending Account Value 10/31/12	Expenses Paid During Period (p) 5/01/12-10/31/12
A	Actual	0.75%	$1,000.00	$1,016.27	$3.81
	Hypothetical (h)	0.75%	$1,000.00	$1,021.42	$3.82
B	Actual	1.50%	$1,000.00	$1,012.50	$7.61
	Hypothetical (h)	1.50%	$1,000.00	$1,017.64	$7.63
C	Actual	1.60%	$1,000.00	$1,011.97	$8.11
	Hypothetical (h)	1.60%	$1,000.00	$1,017.14	$8.13
I	Actual	0.60%	$1,000.00	$1,015.38	$3.05
	Hypothetical (h)	0.60%	$1,000.00	$1,022.18	$3.06
R1	Actual	1.60%	$1,000.00	$1,011.98	$8.11
	Hypothetical (h)	1.60%	$1,000.00	$1,017.14	$8.13
R2	Actual	1.00%	$1,000.00	$1,015.01	$5.08
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R3	Actual	0.85%	$1,000.00	$1,015.77	$4.32
	Hypothetical (h)	0.85%	$1,000.00	$1,020.92	$4.33
R4	Actual	0.60%	$1,000.00	$1,017.03	$3.05
	Hypothetical (h)	0.60%	$1,000.00	$1,022.18	$3.06
R5	Actual	0.53%	$1,000.00	$1,005.85	$0.84	(i)
	Hypothetical (h)	0.53%	$1,000.00	$1,022.53	$2.70
529A	Actual	0.80%	$1,000.00	$1,016.01	$4.07
	Hypothetical (h)	0.80%	$1,000.00	$1,021.17	$4.08
529B	Actual	1.56%	$1,000.00	$1,012.19	$7.91
	Hypothetical (h)	1.56%	$1,000.00	$1,017.34	$7.93
529C	Actual	1.65%	$1,000.00	$1,011.73	$8.37
	Hypothetical (h)	1.65%	$1,000.00	$1,016.89	$8.39

(h)	5% class return per year before expenses.
(i)	For the period from the class inception, September 4, 2012, through the stated period end.
(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

10/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 98.1%
Issuer	Shares/Par	Value ($)
Airlines - 0.3%
Continental Airlines, Inc., FRN, 0.768%, 2013	$3,861,036	$3,783,815

Apparel Manufacturers - 0.2%
VF Corp., FRN, 1.184%, 2013	$2,235,000	$2,248,169

Asset-Backed & Securitized - 7.2%
Anthracite Ltd., “A”, CDO, FRN, 0.571%, 2019 (z)	$345,255	$336,624
ARI Fleet Lease Trust, “A”, FRN, 0.764%, 2020 (n)	3,464,070	3,474,476
ARI Fleet Lease Trust, “A”, FRN, 0.513%, 2021 (n)	7,490,000	7,492,120
Bayview Commercial Asset Trust, FRN, 0.521%, 2035 (z)	1,126,664	822,614
Bayview Commercial Asset Trust, FRN, 0.481%, 2036 (z)	952,049	724,455
Bayview Commercial Asset Trust, FRN, 3.175%, 2036 (i)(z)	4,933,458	75,335
Bayview Financial Acquisition Trust, FRN, 5.638%, 2036	2,370,000	2,292,790
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	974,742	974,714
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.811%, 2040 (z)	924,916	599,685
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	2,424,957	2,470,546
Chesapeake Funding LLC, “A”, FRN, 1.964%, 2021 (z)	1,534,066	1,547,277
Chesapeake Funding LLC, “A”, FRN, 0.969%, 2023 (z)	5,970,000	5,984,394
Commercial Mortgage Asset Trust, FRN, 0.648%, 2032 (i)(z)	12,478,905	78,180
Credit Acceptance Auto Loan Trust, “A”, 2.06%, 2018 (z)	1,405,000	1,405,340
Credit Acceptance Auto Loan Trust, “A”, 2.2%, 2019 (z)	1,215,000	1,222,630
Credit-Based Asset Servicing & Securitization LLC, 5.303%, 2035	764,307	705,870
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.007%, 2037 (d)(q)	2,700,560	1,179,070
Credit-Based Asset Servicing & Securitization LLC, FRN, 4.894%, 2037 (d)(q)	3,875,730	1,839,960
Ford Credit Auto Lease Trust, “A2”, 0.74%, 2013	528,865	529,320
Ford Credit Auto Owner Trust, “A2”, 0.68%, 2014	54,112	54,124
Ford Credit Floorplan Master Owner, “A”, FRN, 0.564%, 2016	5,090,000	5,090,000
GE Equipment Transportation LLC, “A2”, 0.77%, 2014	2,834,523	2,839,877
Gramercy Real Estate Ltd., CDO, FRN, 0.635%, 2035 (z)	1,167,037	1,085,345
Hertz Global Holdings, Inc., 4.26%, 2014 (n)	2,491,667	2,513,314
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (n)	2,010,000	2,053,577
Home Loan Servicing Solutions Ltd., 1.34%, 2043 (z)	2,020,000	2,025,208
Hyundai Auto Receivables Trust, “A3”, 1.16%, 2015	2,337,186	2,347,647
IMPAC CMB Trust, FRN, 0.951%, 2034	351,342	322,473
IMPAC CMB Trust, FRN, 1.131%, 2034	369,834	309,138
IMPAC Secured Assets Corp., FRN, 0.561%, 2036	1,013,386	1,001,467

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Interstar Millennium Trust, FRN, 0.794%, 2036	$383,819	$364,579
John Deere Owner Trust, “A2”, 0.64%, 2014	163,299	163,319
JPMorgan Chase Commercial Mortgage Securities Corp., 5.298%, 2047	4,009,993	4,042,646
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.29%, 2037	1,421,668	1,464,303
LB Commercial Conduit Mortgage Trust, FRN, 1.415%, 2035 (i)	4,069,604	162,780
Merrill Lynch Mortgage Investors, Inc., 5.45%, 2037 (d)(q)	2,032,023	465,185
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.878%, 2046	1,168,174	1,179,397
Morgan Stanley Capital I, Inc., FRN, 1.095%, 2031 (i)(z)	1,577,250	5,293
Nationslink Funding Corp., FRN, 1.371%, 2030 (i)	2,785,861	22,192
Option One Mortgage Loan Trust, FRN, 5.611%, 2037	1,990,000	1,268,569
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 5.29%, 2036 (d)(q)	2,186,527	1,115,131
Porsche Innovative Lease Owner Trust, 0.92%, 2014 (n)	2,391,195	2,393,378
Porsche Innovative Lease Owner Trust, 0.44%, 2015 (n)	3,020,000	3,020,646
Santander Drive Auto Receivable Trust, “A2”, 0.91%, 2015	2,417,283	2,424,259
Santander Drive Auto Receivable Trust, “A2”, 0.57%, 2015	7,690,000	7,696,490
Smart Trust, “A2B”, FRN, 0.764%, 2014 (n)	3,304,000	3,309,017
Smart Trust, “A2B”, FRN, 0.764%, 2015 (z)	5,550,000	5,552,237
Thornburg Mortgage Securities Trust, FRN, 0.891%, 2043	1,391,274	1,378,886
Wachovia Bank Commercial Mortgage Trust, 5.275%, 2048	184,002	184,989
Wachovia Bank Commercial Mortgage Trust, “A3”, FRN, 5.923%, 2051	1,250,000	1,316,612

		$90,927,478
Automotive - 4.0%
American Honda Finance Corp., 2.375%, 2013 (n)	$4,050,000	$4,078,719
American Honda Finance Corp., 1.625%, 2013 (n)	1,800,000	1,816,713
American Honda Finance Corp., 1.85%, 2014 (n)	1,700,000	1,730,070
American Honda Finance Corp., 1%, 2015 (n)	3,060,000	3,064,165
Daimler Finance North America LLC, FRN, 1.677%, 2013 (n)	2,590,000	2,608,534
Daimler Finance North America LLC, FRN, 1.599%, 2013 (n)	4,020,000	4,047,525
Daimler Finance North America LLC, FRN, 0.972%, 2014 (z)	3,960,000	3,975,242
Ford Motor Credit Co. LLC, 4.207%, 2016	3,170,000	3,376,098
Harley-Davidson Financial Services, 3.875%, 2016 (n)	4,620,000	4,991,711
Hyundai Capital America, 1.625%, 2015 (n)	4,490,000	4,517,887
Nissan Motor Acceptance Corp., 3.25%, 2013 (n)	3,130,000	3,149,249
RCI Banque S.A., FRN, 2.217%, 2014 (n)	4,820,000	4,810,996
Toyota Motor Credit Corp., 1.25%, 2014	2,660,000	2,699,496
Toyota Motor Credit Corp., 3.2%, 2015	1,270,000	1,352,174

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Automotive - continued
Volkswagen International Finance N.V., FRN, 1.126%, 2014 (n)	$4,520,000	$4,542,623

		$50,761,202
Banks & Diversified Financials (Covered Bonds) - 2.0%
Australia & New Zealand Banking Group, FRN, 1.018%, 2015 (n)	$1,940,000	$1,945,449
Bank of Nova Scotia, 1.45%, 2013 (n)	5,540,000	5,584,320
BNP Paribas Home Loan, 2.2%, 2015 (n)	4,260,000	4,393,338
Canadian Imperial Bank of Commerce, 2%, 2013 (n)	1,496,000	1,502,283
Compagnie de Financement Foncier, 2.125%, 2013 (n)	3,500,000	3,524,850
Norddeutsche Landesbank, 0.875%, 2015 (n)	2,400,000	2,400,720
SpareBank 1 Boligkreditt A.S., 2.625%, 2016 (n)	2,260,000	2,392,888
Stadshypotek AB, FRN, 0.912%, 2013 (n)	4,200,000	4,208,169

		$25,952,017
Broadcasting - 0.8%
NBCUniversal Media LLC, 2.1%, 2014	$2,100,000	$2,141,490
Vivendi S.A., 2.4%, 2015 (n)	2,580,000	2,612,023
WPP Finance, 8%, 2014	4,550,000	5,080,384

		$9,833,897
Brokerage & Asset Managers - 0.7%
BlackRock, Inc., 3.5%, 2014	$3,700,000	$3,926,873
BlackRock, Inc., 1.375%, 2015	1,740,000	1,772,573
Franklin Resources, Inc., 1.375%, 2017	1,222,000	1,229,468
TD Ameritrade Holding Corp., 2.95%, 2012	2,548,000	2,552,885

		$9,481,799
Building - 0.1%
CRH America, Inc., 5.3%, 2013	$1,400,000	$1,452,115

Cable TV - 0.7%
Comcast Corp., 5.3%, 2014	$2,250,000	$2,377,463
DIRECTV Holdings LLC, 4.75%, 2014	3,000,000	3,221,556
DIRECTV Holdings LLC, 2.4%, 2017	3,360,000	3,462,003

		$9,061,022
Chemicals - 1.2%
Dow Chemical Co., 7.6%, 2014	$6,030,000	$6,647,960
Potash Corp. of Saskatchewan, Inc., 5.25%, 2014	3,210,000	3,436,273
PPG Industries, Inc., 5.75%, 2013	5,201,000	5,297,655

		$15,381,888
Computer Software - 0.3%
Adobe Systems, Inc., 3.25%, 2015	$4,085,000	$4,313,160

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Conglomerates - 1.2%
ABB Finance (USA), Inc., 1.625%, 2017	$1,539,000	$1,570,005
ABB Treasury Center USA, Inc., 2.5%, 2016 (n)	3,907,000	4,071,485
General Electric Co., 0.85%, 2015	1,260,000	1,262,546
Ingersoll-Rand Global Holding Co. Ltd., 6%, 2013	4,425,000	4,610,624
Ingersoll-Rand Global Holding Co. Ltd., 9.5%, 2014	1,025,000	1,147,798
United Technologies Corp., FRN, 0.921%, 2015	2,560,000	2,591,752

		$15,254,210
Consumer Products - 1.7%
Clorox Co., 5%, 2013	$5,850,000	$5,937,206
LVMH Moet Hennessy Louis Vuitton S.A., 1.625%, 2017 (n)	3,150,000	3,184,650
Mattel, Inc., 5.625%, 2013	3,330,000	3,388,701
Mattel, Inc., 2.5%, 2016	2,030,000	2,115,130
Newell Rubbermaid, Inc., 5.5%, 2013	4,360,000	4,446,263
Newell Rubbermaid, Inc., 2%, 2015	2,337,000	2,362,595
Phillips Electronics N.V., 7.25%, 2013	400,000	419,935

		$21,854,480
Consumer Services - 0.8%
eBay, Inc., 1.35%, 2017	$3,482,000	$3,535,330
Experian Finance PLC, 2.375%, 2017 (n)	2,439,000	2,496,960
Western Union Co., FRN, 0.99%, 2013	4,190,000	4,199,067

		$10,231,357
Defense Electronics - 0.2%
BAE Systems Holdings, Inc., 4.95%, 2014 (n)	$2,640,000	$2,785,844

Electronics - 0.5%
Applied Materials, Inc., 2.65%, 2016	$1,670,000	$1,766,564
Broadcom Corp., 1.5%, 2013	1,400,000	1,413,668
Tyco Electronics Group S.A., 1.6%, 2015	3,160,000	3,208,673

		$6,388,905
Emerging Market Quasi-Sovereign - 2.0%
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	$979,000	$1,013,265
Corporacion Nacional del Cobre de Chile, 4.75%, 2014 (n)	5,420,000	5,768,669
Gaz Capital S.A., 4.95%, 2016 (n)	1,398,000	1,491,163
Korea Expressway Corp., 4.5%, 2015 (n)	2,479,000	2,653,348
Korea Gas Corp., 2.25%, 2017 (n)	2,750,000	2,770,265
Mubadala Development Co., 5.75%, 2014 (n)	3,197,000	3,392,017
National Agricultural Co., 5%, 2014 (n)	2,541,000	2,715,363
Petrobras International Finance Co., 3.875%, 2016	4,654,000	4,944,107

		$24,748,197

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Emerging Market Sovereign - 0.8%
Russian Federation, 3.25%, 2017 (n)	$5,400,000	$5,730,426
State of Qatar, 5.15%, 2014 (n)	1,588,000	1,687,250
State of Qatar, 5.15%, 2014	3,000,000	3,187,500

		$10,605,176
Energy - Independent - 1.1%
ConocoPhillips, 5.5%, 2013	$1,700,000	$1,737,412
Encana Corp., 5.9%, 2017	3,360,000	4,007,805
Encana Holdings Finance Corp., 5.8%, 2014	3,545,000	3,797,213
Hess Corp., 7%, 2014	3,740,000	4,036,892

		$13,579,322
Energy - Integrated - 2.1%
BG Energy Capital PLC, 2.875%, 2016 (n)	$3,830,000	$4,078,701
BP Capital Markets PLC, 3.125%, 2015	5,300,000	5,664,253
Cenovus Energy, Inc., 4.5%, 2014	2,170,000	2,324,074
Husky Energy, Inc., 5.9%, 2014	2,965,000	3,201,313
Petro-Canada Financial Partnership, 5%, 2014	2,950,000	3,200,272
Shell International Finance B.V., 1.125%, 2017	3,430,000	3,466,931
Total Capital International S.A., 1.5%, 2017	1,670,000	1,699,058
TOTAL S.A., 3%, 2015	2,810,000	2,986,327

		$26,620,929
Entertainment - 0.2%
Viacom, Inc., 1.25%, 2015	$2,100,000	$2,120,383

Financial Institutions - 1.7%
General Electric Capital Corp., 5.45%, 2013	$600,000	$605,947
General Electric Capital Corp., 4.8%, 2013	1,820,000	1,857,610
General Electric Capital Corp., 1.875%, 2013	3,030,000	3,069,741
General Electric Capital Corp., 2.15%, 2015	2,180,000	2,240,055
General Electric Capital Corp., FRN, 0.575%, 2012	1,570,000	1,570,000
General Electric Capital Corp., FRN, 1.201%, 2014	6,000,000	6,046,830
LeasePlan Corp. N.V., 3%, 2017 (z)	3,370,000	3,408,848
NYSE Euronext, 2%, 2017	3,266,000	3,325,183

		$22,124,214
Food & Beverages - 5.7%
Anheuser-Busch InBev S.A., 3.625%, 2015	$1,350,000	$1,447,921
Anheuser-Busch InBev S.A., 1.375%, 2017	5,370,000	5,450,953
Anheuser-Busch InBev S.A., FRN, 1.097%, 2013	2,000,000	2,006,374
Campbell Soup Co., FRN, 0.743%, 2014	4,570,000	4,589,797
Coca Cola Co., 0.75%, 2013	1,570,000	1,575,919
Conagra Foods, Inc., 5.875%, 2014	4,000,000	4,288,828

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Food & Beverages - continued
Diageo Capital PLC, 7.375%, 2014	$3,520,000	$3,801,815
Diageo Capital PLC, 1.5%, 2017	2,750,000	2,803,837
Dr Pepper Snapple Group, Inc., 2.35%, 2012	2,240,000	2,245,622
General Mills, Inc., 5.25%, 2013	2,100,000	2,177,404
General Mills, Inc., 5.2%, 2015	1,990,000	2,200,801
H.J. Heinz Co., 5.35%, 2013	1,500,000	1,550,766
Heineken N.V., 0.8%, 2015 (n)	2,810,000	2,815,642
Ingredion, Inc., 3.2%, 2015	1,025,000	1,080,982
Ingredion, Inc., 1.8%, 2017	2,092,000	2,087,601
Kellogg Co., 4.45%, 2016	1,209,000	1,359,651
Kraft Foods Group, Inc., 1.625%, 2015 (n)	5,170,000	5,274,708
Miller Brewing Co., 5.5%, 2013 (n)	6,225,000	6,470,856
Molson Coors Brewing Co., 2%, 2017	3,330,000	3,439,427
Mondelez International, Inc., 6.75%, 2014	1,100,000	1,185,895
PepsiAmericas, Inc., 4.5%, 2013	3,000,000	3,043,980
PepsiCo, Inc., 2.5%, 2016	3,400,000	3,598,057
Pernod-Ricard S.A., 2.95%, 2017 (n)	5,000,000	5,273,500
SABMiller Holdings, Inc., 1.85%, 2015 (n)	2,630,000	2,695,450

		$72,465,786
Food & Drug Stores - 0.5%
CVS Caremark Corp., 3.25%, 2015	$2,372,000	$2,521,925
Walgreen Co., 1%, 2015	4,120,000	4,136,295

		$6,658,220
Gaming & Lodging - 0.4%
Marriott International, Inc., 5.625%, 2013	$2,370,000	$2,400,113
Wyndham Worldwide Corp., 2.95%, 2017	2,783,000	2,794,561

		$5,194,674
Industrial - 0.3%
Cornell University, 4.35%, 2014	$3,070,000	$3,216,654

Insurance - 3.3%
Aflac, Inc., 3.45%, 2015	$3,840,000	$4,104,714
American International Group, Inc., 3.65%, 2014	2,670,000	2,749,411
American International Group, Inc., 3%, 2015	3,360,000	3,496,342
Lincoln National Corp., 4.3%, 2015	2,060,000	2,219,232
MassMutual Global Funding, FRN, 0.72%, 2014 (n)	2,870,000	2,878,687
Metlife, Inc., 1.756%, 2017	1,199,000	1,218,529
MetLife, Inc., FRN, 1.692%, 2013	5,570,000	5,620,637
Metropolitan Life Global Funding I, 5.125%, 2013 (n)	2,250,000	2,295,117
Metropolitan Life Global Funding I, 5.125%, 2014 (n)	1,450,000	1,552,084
New York Life Global Funding, 4.65%, 2013 (n)	4,262,000	4,356,459

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Insurance - continued
New York Life Global Funding, 1.3%, 2015 (n)	$4,590,000	$4,658,161
Principal Financial Group, Inc., 7.875%, 2014	3,000,000	3,317,508
UnumProvident Corp., 6.85%, 2015 (n)	2,590,000	2,906,073

		$41,372,954
Insurance - Health - 0.6%
UnitedHealth Group, Inc., 4.875%, 2013	$4,500,000	$4,553,203
WellPoint, Inc., 5%, 2014	120,000	130,304
Wellpoint, Inc., 1.25%, 2015	2,400,000	2,423,554

		$7,107,061
Insurance - Property & Casualty - 1.2%
ACE Ltd., 2.6%, 2015	$2,890,000	$3,028,552
Allstate Corp., 6.2%, 2014	1,490,000	1,614,896
Aon Corp., 3.5%, 2015	3,200,000	3,378,288
AXIS Capital Holdings Ltd., 5.75%, 2014	3,480,000	3,737,294
Berkshire Hathaway, Inc., FRN, 1.135%, 2014	3,210,000	3,247,085

		$15,006,115
International Market Quasi-Sovereign - 7.0%
Achmea Hypotheekbank N.V., FRN, 0.792%, 2014 (n)	$2,500,000	$2,487,660
Commonwealth Bank of Australia, 2.9%, 2014 (n)	2,000,000	2,089,480
Eksportfinans A.S.A., 3%, 2014	5,000,000	4,962,500
Electricite de France PLC, 5.5%, 2014 (n)	5,310,000	5,614,566
Finance for Danish Industry A.S., FRN, 0.642%, 2012 (n)	2,590,000	2,590,479
Finance for Danish Industry A.S., FRN, 0.769%, 2013 (n)	3,500,000	3,482,490
ING Bank N.V., 3.9%, 2014 (n)	3,700,000	3,864,173
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)	5,300,000	5,300,000
KfW Bankengruppe, 1.375%, 2013	6,900,000	6,952,440
KfW Bankengruppe, 3.5%, 2014	3,066,000	3,195,722
Kommunalbanken AS, 1%, 2014 (n)	2,080,000	2,098,741
Kommunalbanken AS, 1%, 2015 (n)	3,000,000	3,032,100
Kommunalbanken AS, 1.75%, 2015 (n)	1,000,000	1,032,500
Kommunalbanken AS, FRN, 0.443%, 2016 (z)	4,360,000	4,356,507
Landwirtschaftliche Rentenbank, 4.125%, 2013	4,040,000	4,145,969
Landwirtschaftliche Rentenbank, 3.125%, 2016 (n)	1,700,000	1,833,280
Nederlandse Waterschapsbank N.V., 1.375%, 2014 (n)	1,550,000	1,569,251
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	7,550,000	7,872,974
Statoil A.S.A., 2.9%, 2014	4,380,000	4,580,166
Statoil A.S.A., 1.8%, 2016	2,350,000	2,430,990
Swedish Export Credit Corp., FRN, 1.187%, 2014	8,640,000	8,708,861
Vestjysk Bank A/S, FRN, 0.939%, 2013 (n)	2,940,000	2,946,568
Westpac Banking Corp., 3.45%, 2014 (n)	3,370,000	3,541,129

		$88,688,546

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
International Market Sovereign - 1.0%
Kingdom of Belgium, 2.875%, 2014	$2,500,000	$2,594,450
Kingdom of Spain, 3.625%, 2013	6,790,000	6,787,963
Republic of Iceland, 4.875%, 2016 (n)	3,494,000	3,673,067

		$13,055,480
Local Authorities - 0.7%
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 2043	$3,730,000	$3,745,554
Province of Ontario, 2.3%, 2016	4,700,000	4,955,210

		$8,700,764
Machinery & Tools - 0.1%
Caterpillar Financial Services Corp., 1.1%, 2015	$1,260,000	$1,275,376

Major Banks - 13.4%
ABN AMRO Bank N.V., 3%, 2014 (n)	$400,000	$407,142
ABN AMRO Bank N.V., FRN, 2.083%, 2014 (n)	4,850,000	4,904,679
ANZ National (International) Ltd., 2.375%, 2012 (n)	2,300,000	2,306,067
ANZ National (International) Ltd., FRN, 1.379%, 2013 (n)	3,630,000	3,661,214
Bank of America Corp., 7.375%, 2014	1,075,000	1,174,585
Bank of America Corp., 4.5%, 2015	1,000,000	1,071,099
Bank of America Corp., 1.5%, 2015	3,060,000	3,063,485
Bank of America Corp., 6.5%, 2016	2,625,000	3,053,043
Bank of Tokyo-Mitsubishi UFJ, 2.6%, 2013 (n)	4,070,000	4,084,306
Bank of Tokyo-Mitsubishi UFJ, 1.6%, 2013 (n)	1,960,000	1,972,750
Barclays Bank PLC, 2.5%, 2013	2,100,000	2,109,517
Barclays Bank PLC, 5.2%, 2014	3,660,000	3,913,261
Barclays Bank PLC, FRN, 1.38%, 2014	2,360,000	2,371,559
BNP Paribas, 2.125%, 2012	3,250,000	3,254,469
Commonwealth Bank of Australia, 3.75%, 2014 (n)	4,574,000	4,825,113
Credit Suisse New York, 5.5%, 2014	4,630,000	4,936,788
Credit Suisse New York, FRN, 1.3%, 2014	3,000,000	3,023,307
DBS Bank Ltd., 2.35%, 2017 (n)	4,010,000	4,132,393
Goldman Sachs Group, Inc., 6%, 2014	3,930,000	4,213,903
HSBC Bank PLC, 3.1%, 2016 (n)	2,520,000	2,666,611
HSBC USA, Inc., 2.375%, 2015	1,650,000	1,706,498
ING Bank N.V., 2.65%, 2013 (n)	1,850,000	1,855,365
ING Bank N.V., 3.75%, 2017 (n)	2,644,000	2,799,708
ING Bank N.V., FRN, 1.439%, 2013 (n)	2,140,000	2,145,776
ING Bank N.V., FRN, 1.645%, 2013 (n)	4,750,000	4,781,554
ING Bank N.V., FRN, 2.009%, 2015 (n)	3,680,000	3,699,938
Intesa Sanpaolo S.p.A., FRN, 2.831%, 2014 (n)	2,490,000	2,455,337
JPMorgan Chase & Co., 2%, 2017	2,087,000	2,109,358

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
JPMorgan Chase & Co., FRN, 1.077%, 2013	$4,000,000	$4,009,212
JPMorgan Chase & Co., FRN, 1.116%, 2014	2,110,000	2,123,289
JPMorgan Chase & Co., FRN, 1.139%, 2014	4,620,000	4,647,406
KeyCorp, 3.75%, 2015	3,850,000	4,144,213
Kookmin Bank, 7.25%, 2014 (n)	2,200,000	2,394,031
Macquarie Bank Ltd., 5%, 2017 (n)	6,790,000	7,374,823
Merrill Lynch & Co., Inc., 6.15%, 2013	3,710,000	3,802,153
Morgan Stanley, 6%, 2014	2,060,000	2,188,528
Morgan Stanley, 6%, 2015	3,290,000	3,583,521
Morgan Stanley, FRN, 1.916%, 2014	3,290,000	3,311,665
National Australia Bank Ltd., 2%, 2015	4,810,000	4,960,255
PNC Funding Corp., 3.625%, 2015	2,300,000	2,454,206
Royal Bank of Canada, 0.8%, 2015	3,000,000	3,009,735
Royal Bank of Scotland PLC, 2.55%, 2015	1,000,000	1,025,112
Royal Bank of Scotland PLC, 4.375%, 2016	4,880,000	5,310,811
Santander International Debt S.A., 2.991%, 2013 (n)	3,100,000	3,107,558
Standard Chartered PLC, 3.85%, 2015 (n)	3,730,000	3,944,281
Standard Chartered PLC, FRN, 1.388%, 2014 (n)	2,700,000	2,700,081
State Street Corp., 4.3%, 2014	3,750,000	3,970,354
Sumitomo Mitsui Banking Corp., 1.35%, 2015	3,770,000	3,824,303
Wachovia Corp., 5.5%, 2013	2,250,000	2,305,458
Wells Fargo & Co., 4.375%, 2013	4,530,000	4,573,878
Wells Fargo & Co., 3.75%, 2014	1,350,000	1,432,702
Wells Fargo & Co., 1.25%, 2015	5,320,000	5,381,611
Westpac Banking Corp., 2%, 2017	1,780,000	1,824,577

		$170,102,588
Medical & Health Technology & Services - 2.1%
Aristotle Holding, Inc., 2.1%, 2015 (n)	$4,225,000	$4,321,326
Baxter International, Inc., 1.85%, 2017	2,610,000	2,699,257
Becton, Dickinson & Co., 1.75%, 2016	2,030,000	2,094,940
Catholic Health Initiatives, 1.6%, 2017	2,480,000	2,489,498
Covidien International Finance S.A., 1.875%, 2013	2,670,000	2,693,878
Covidien International Finance S.A., 1.35%, 2015	2,440,000	2,478,393
McKesson Corp., 3.25%, 2016	4,190,000	4,506,534
Thermo Fisher Scientific, Inc., 2.15%, 2012	2,900,000	2,907,734
Thermo Fisher Scientific, Inc., 2.25%, 2016	2,960,000	3,081,686

		$27,273,246
Metals & Mining - 1.0%
Anglo American Capital, 2.15%, 2013 (n)	$2,000,000	$2,014,600
ArcelorMittal, 6.5%, 2014	2,710,000	2,826,007
BHP Billiton Finance Ltd., 5.5%, 2014	2,250,000	2,405,878
Freeport-McMoRan Copper & Gold, Inc., 2.15%, 2017	3,680,000	3,737,132

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Metals & Mining - continued
Rio Tinto Finance (USA) Ltd., 2.5%, 2016	$2,210,000	$2,303,483

		$13,287,100
Mortgage-Backed - 3.4%
Fannie Mae, 5.5%, 2014 - 2019	$2,186,188	$2,343,749
Fannie Mae, 7%, 2015 - 2016	435,394	464,226
Fannie Mae, 5.152%, 2016	844,079	944,398
Fannie Mae, 5.725%, 2016	2,075,464	2,360,478
Fannie Mae, 6.5%, 2016 - 2017	1,025,536	1,112,208
Fannie Mae, 1.114%, 2017	4,070,000	4,109,385
Fannie Mae, 6%, 2017	1,065,881	1,147,872
Fannie Mae, 4.5%, 2018 - 2023	2,958,865	3,191,444
Fannie Mae, 5%, 2018 - 2023	2,685,545	2,921,645
Fannie Mae, 5%, 2020 (f)	2,558,624	2,789,894
Fannie Mae, FRN, 2.653%, 2033	786,883	829,168
Fannie Mae, FRN, 2.73%, 2033	160,587	162,829
Fannie Mae, FRN, 2.835%, 2033	122,662	130,933
Fannie Mae, TBA, 2.5%, 2027	12,005,000	12,563,983
Freddie Mac, 7.5%, 2015	122,284	122,629
Freddie Mac, 1.655%, 2016	281,484	290,074
Freddie Mac, 6%, 2016 - 2017	763,133	820,217
Freddie Mac, 5.5%, 2017 - 2025	3,050,324	3,329,573
Freddie Mac, 5%, 2018 - 2020	2,737,355	2,969,675
Ginnie Mae, FRN, 1.75%, 2032	171,130	176,468

		$42,780,848
Natural Gas - Distribution - 0.4%
GDF Suez, 1.625%, 2017 (n)	$4,630,000	$4,661,484

Natural Gas - Pipeline - 0.9%
Energy Transfer Partners LP, 8.5%, 2014	$2,005,000	$2,204,319
Enterprise Products Operating LP, 3.7%, 2015	4,320,000	4,612,028
Enterprise Products Operating LP, 3.2%, 2016	740,000	791,383
TransCanada PipeLines Ltd., 3.4%, 2015	4,100,000	4,367,595

		$11,975,325
Network & Telecom - 1.5%
AT&T, Inc., 2.4%, 2016	$2,750,000	$2,906,541
BellSouth Corp., 5.2%, 2014	1,277,000	1,383,928
British Telecommunications PLC, 5.15%, 2013	799,000	806,271
France Telecom, 4.375%, 2014	2,390,000	2,530,413
France Telecom, 2.125%, 2015	1,900,000	1,961,281
Telecom Italia Capital, 5.25%, 2013	1,900,000	1,957,000
Telefonica Emisiones S.A.U., 2.582%, 2013	2,500,000	2,500,000

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Network & Telecom - continued
Verizon Communications, Inc., 5.25%, 2013	$2,770,000	$2,829,489
Verizon Communications, Inc., 2%, 2016	2,610,000	2,727,998

		$19,602,921
Oil Services - 0.7%
Noble Corp., 5.875%, 2013	$3,800,000	$3,908,539
Noble Corp., 3.45%, 2015	2,270,000	2,405,285
Transocean, Inc., 2.5%, 2017	1,970,000	1,995,177

		$8,309,001
Oils - 0.2%
Phillips 66, 1.95%, 2015 (n)	$2,680,000	$2,746,073

Other Banks & Diversified Financials - 6.3%
American Express Centurion Bank, 5.5%, 2013	$4,110,000	$4,205,311
American Express Credit Corp., FRN, 1.504%, 2015	2,400,000	2,446,790
Banco Santander Chile, 2.875%, 2012 (n)	3,418,000	3,418,410
BB&T Corp., 2.05%, 2014	2,000,000	2,040,716
BBVA Senior Finance S.A. Unipersonal, FRN, 2.562%, 2014	3,500,000	3,455,729
Capital One Financial Corp., 2.15%, 2015	1,752,000	1,801,002
Capital One Financial Corp., FRN, 1.49%, 2014	4,550,000	4,586,072
Citigroup, Inc., 5.5%, 2013	4,770,000	4,870,518
Citigroup, Inc., 6.375%, 2014	2,380,000	2,593,403
Citigroup, Inc., 6.01%, 2015	1,880,000	2,069,658
Lloyds TSB Bank PLC, 4.375%, 2015 (n)	5,110,000	5,440,080
National Bank of Canada, 1.5%, 2015	2,970,000	3,033,647
Nordea Bank AB, 1.75%, 2013 (n)	4,800,000	4,857,456
Rabobank Nederland N.V., 4.2%, 2014 (n)	3,770,000	3,964,155
Rabobank Nederland N.V., 3.375%, 2017	3,967,000	4,266,473
Santander UK PLC, 3.875%, 2014 (n)	4,525,000	4,662,108
SunTrust Banks, Inc., 3.5%, 2017	4,907,000	5,277,631
Svenska Handelsbanken AB, 4.875%, 2014 (n)	3,330,000	3,513,150
Svenska Handelsbanken AB, 2.875%, 2017	3,548,000	3,748,817
Swedbank AB, 2.125%, 2017 (n)	3,925,000	3,963,347
UBS AG, 2.25%, 2013	4,000,000	4,051,952
Union Bank, 3%, 2016	1,910,000	2,024,432

		$80,290,857
Personal Computers & Peripherals - 0.3%
Hewlett-Packard Co., 2.625%, 2014	$4,120,000	$4,196,772

Pharmaceuticals - 2.5%
Amgen, Inc., 2.3%, 2016	$3,570,000	$3,721,886
Celgene Corp., 2.45%, 2015	5,312,000	5,538,073

16

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Pharmaceuticals - continued
Roche Holding, Inc., 5%, 2014 (n)	$5,213,000	$5,504,964
Sanofi, 1.2%, 2014	650,000	658,885
Sanofi, FRN, 0.672%, 2014	5,000,000	5,024,975
Teva Pharmaceutical Finance III, 1.7%, 2014	1,410,000	1,429,599
Teva Pharmaceutical Finance III, FRN, 1.339%, 2013	3,680,000	3,708,560
Watson Pharmaceuticals, Inc., 1.875%, 2017	2,240,000	2,270,531
Wyeth, 5.5%, 2014	3,400,000	3,612,959

		$31,470,432
Printing & Publishing - 0.5%
Pearson Dollar Finance PLC, 5.7%, 2014 (n)	$4,900,000	$5,227,648
Pearson PLC, 5.5%, 2013 (n)	780,000	796,729

		$6,024,377
Real Estate - 0.5%
ERP Operating, REIT, 5.125%, 2016	$2,738,000	$3,077,920
HCP, Inc., REIT, 2.7%, 2014	2,750,000	2,802,770
Simon Property Group, Inc., REIT, 4.2%, 2015	1,000,000	1,066,339

		$6,947,029
Retailers - 1.5%
AutoZone, Inc., 6.5%, 2014	$5,803,000	$6,174,787
Home Depot, Inc., 5.25%, 2013	3,470,000	3,658,244
Staples, Inc., 9.75%, 2014	3,350,000	3,679,844
Wesfarmers Ltd., 6.998%, 2013 (n)	2,894,000	2,972,095
Wesfarmers Ltd., 2.983%, 2016 (n)	2,900,000	3,030,715

		$19,515,685
Specialty Chemicals - 1.0%
Air Products & Chemicals, Inc., 4.15%, 2013	$1,150,000	$1,160,526
Airgas, Inc., 4.5%, 2014	5,480,000	5,813,343
Ecolab, Inc., 2.375%, 2014	2,570,000	2,663,309
Ecolab, Inc., 1%, 2015	2,520,000	2,531,663

		$12,168,841
Specialty Stores - 0.3%
Best Buy Co., Inc., 6.75%, 2013	$4,074,000	$4,165,665

Supermarkets - 1.0%
Delhaize Group, 5.875%, 2014	$2,270,000	$2,376,025
Kroger Co., 5%, 2013	2,453,000	2,501,991
Safeway, Inc., 6.25%, 2014	2,450,000	2,607,016
Tesco PLC, 2%, 2014 (n)	3,510,000	3,581,811

17

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Supermarkets - continued
Woolworths Ltd., 2.55%, 2015 (n)	$1,900,000	$1,968,014

		$13,034,857
Supranational - 1.5%
Central American Bank for Economic Integration, 5.375%, 2014 (n)	$4,240,000	$4,545,581
European Investment Bank, 1.25%, 2013	6,470,000	6,521,501
European Investment Bank, 3%, 2014	3,730,000	3,866,630
Inter-American Development Bank, 3%, 2014	3,980,000	4,132,856

		$19,066,568
Telecommunications - Wireless - 1.1%
America Movil S.A.B. de C.V., 2.375%, 2016	$1,564,000	$1,634,885
Crown Castle Towers LLC, 4.523%, 2015 (n)	2,660,000	2,816,913
Crown Castle Towers LLC, 3.214%, 2015 (n)	2,730,000	2,843,576
Vodafone Group PLC, 4.15%, 2014	2,750,000	2,905,166
Vodafone Group PLC, 5.375%, 2015	3,000,000	3,315,555

		$13,516,095
Tobacco - 1.3%
Altria Group, Inc., 8.5%, 2013	$3,670,000	$3,955,368
B.A.T. International Finance PLC, 8.125%, 2013 (n)	3,415,000	3,657,462
B.A.T. International Finance PLC, 1.4%, 2015 (n)	2,820,000	2,850,135
Lorillard Tobacco Co., 3.5%, 2016	2,590,000	2,752,199
Reynolds American, Inc., 1.05%, 2015	2,650,000	2,657,783

		$15,872,947
Transportation - Services - 0.7%
ERAC USA Finance Co., 2.75%, 2013 (n)	$4,455,000	$4,517,909
ERAC USA Finance Co., 2.25%, 2014 (n)	1,900,000	1,921,622
ERAC USA Finance Co., 2.75%, 2017 (n)	2,408,000	2,517,436

		$8,956,967
U.S. Government Agencies and Equivalents - 0.2%
Small Business Administration, 5.1%, 2016	$668,375	$697,409
Small Business Administration, 5.46%, 2016	563,363	591,591
Small Business Administration, 5.68%, 2016	601,529	631,825
Small Business Administration, 5.94%, 2016	319,387	341,957
Small Business Administration, 5.37%, 2016	354,955	374,506

		$2,637,288
Utilities - Electric Power - 5.2%
DTE Energy Co., FRN, 1.118%, 2013	$1,880,000	$1,884,503
Duke Energy Corp., 5.65%, 2013	4,010,000	4,138,148

18

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Utilities - Electric Power - continued
Duke Energy Corp., 6.3%, 2014	$2,000,000	$2,139,570
Duke Energy Corp., 3.35%, 2015	960,000	1,020,101
Duke Energy Corp., 1.625%, 2017	1,410,000	1,420,364
EDP Finance B.V., 5.375%, 2012 (n)	3,950,000	3,950,000
Enel Finance International S.A., 5.7%, 2013 (n)	3,010,000	3,033,045
Enel Finance International S.A., 3.875%, 2014 (n)	3,300,000	3,404,775
Exelon Generation Co. LLC, 5.35%, 2014	2,500,000	2,627,688
Georgia Power Co., 6%, 2013	1,120,000	1,180,459
Iberdrola Finance Ireland Ltd., 3.8%, 2014 (n)	5,150,000	5,304,346
NextEra Energy Capital Co., 1.2%, 2015	3,610,000	3,629,209
NextEra Energy Capital Holdings, Inc., 1.611%, 2014	2,600,000	2,629,401
Niagara Mohawk Power Corp., 3.553%, 2014 (n)	3,280,000	3,441,786
Northeast Utilities, FRN, 1.129%, 2013	3,500,000	3,518,760
PG&E Corp., 5.75%, 2014	3,100,000	3,312,437
PPL WEM Holdings PLC, 3.9%, 2016 (n)	4,710,000	4,958,825
Progress Energy, Inc., 6.05%, 2014	2,000,000	2,138,010
PSEG Power LLC, 2.75%, 2016	2,570,000	2,693,506
Southern Co., 4.15%, 2014	2,260,000	2,382,361
Southern Co., 2.375%, 2015	6,530,000	6,824,098

		$65,631,392
Total Bonds (Identified Cost, $1,221,770,066)		$1,246,485,567

Money Market Funds - 2.2%
MFS Institutional Money Market Portfolio, 0.16%, at Cost and Net Asset Value (v)	27,922,003	$27,922,003
Total Investments (Identified Cost, $1,249,692,069)		$1,274,407,570

Other Assets, Less Liabilities - (0.3)%		(3,376,367)
Net Assets - 100.0%		$1,271,031,203

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(e)	Guaranteed by Minister for Finance of Ireland.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $415,320,210, representing 32.7% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

19

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Anthracite Ltd., “A”, CDO, FRN, 0.571%, 2019	5/11/11	$320,710	$336,624
Bayview Commercial Asset Trust, FRN, 0.521%, 2035	6/09/05	1,126,664	822,614
Bayview Commercial Asset Trust, FRN, 0.481%, 2036	2/23/06	952,049	724,455
Bayview Commercial Asset Trust, FRN, 3.175%, 2036	5/16/06	376,352	75,335
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.811%, 2040	3/01/06	924,916	599,685
Chesapeake Funding LLC, “A”, FRN, 1.964%, 2021	8/09/12	1,549,776	1,547,277
Chesapeake Funding LLC, “A”, FRN, 0.969%, 2023	5/10/12	5,970,000	5,984,394
Commercial Mortgage Asset Trust, FRN, 0.648%, 2032	8/25/03	96,027	78,180
Credit Acceptance Auto Loan Trust, “A”, 2.06%, 2018	11/23/11	1,396,373	1,405,340
Credit Acceptance Auto Loan Trust, “A”, 2.2%, 2019	3/22/12	1,214,871	1,222,630
Daimler Finance North America LLC, FRN, 0.972%, 2014	10/19/12	3,971,269	3,975,242
Gramercy Real Estate Ltd., CDO, FRN, 0.635%, 2035	6/21/05-1/18/07	1,167,084	1,085,345
Home Loan Servicing Solutions Ltd., 1.34%, 2043	10/10/12	2,019,876	2,025,208
Kommunalbanken AS, FRN, 0.443%, 2016	10/23/12	4,360,000	4,356,507
LeasePlan Corp. N.V., 3%, 2017	10/15/12	3,367,820	3,408,848
Morgan Stanley Capital I, Inc., FRN, 1.095%, 2031	6/10/03	23,798	5,293
Smart Trust, “A2B”, FRN, 0.764%, 2015	10/04/12	5,550,000	5,552,237
Total Restricted Securities			$33,205,214
% of Net assets			2.6%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

20

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 10/31/12

Futures Contracts Outstanding at 10/31/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Short)	USD	351	$43,611,750	December - 2012	$37,164

At October 31, 2012, the fund had liquid securities with an aggregate value of $212,454 to cover any commitments for certain derivative contracts.

See Notes to Financial Statements

21

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 10/31/12 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $1,221,770,066)	$1,246,485,567
Underlying affiliated funds, at cost and value	27,922,003
Total investments, at value (identified cost, $1,249,692,069)	$1,274,407,570
Cash	241,275
Receivables for
Investments sold	275
Fund shares sold	4,318,162
Interest	9,082,941
Total assets	$1,288,050,223
Liabilities
Payables for
Distributions	$322,793
Daily variation margin on open futures contracts	87,748
TBA purchase commitments	12,415,796
Fund shares reacquired	3,356,657
Payable to affiliates
Investment adviser	43,089
Shareholder servicing costs	587,285
Distribution and service fees	30,428
Program manager fees	221
Payable for independent Trustees’ compensation	3,310
Accrued expenses and other liabilities	171,693
Total liabilities	$17,019,020
Net assets	$1,271,031,203
Net assets consist of
Paid-in capital	$1,358,180,981
Unrealized appreciation (depreciation) on investments	24,752,665
Accumulated net realized gain (loss) on investments	(106,513,218)
Accumulated distributions in excess of net investment income	(5,389,225)
Net assets	$1,271,031,203
Shares of beneficial interest outstanding	207,022,872

22

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$595,004,056	96,805,778	$6.15
Class B	8,819,286	1,439,117	6.13
Class C	216,532,647	35,262,165	6.14
Class I	110,827,018	18,111,256	6.12
Class R1	679,787	110,935	6.13
Class R2	4,607,121	749,779	6.14
Class R3	8,449,752	1,376,321	6.14
Class R4	872,853	141,986	6.15
Class R5	271,208,215	44,232,322	6.13
Class 529A	31,898,678	5,190,295	6.15
Class 529B	1,936,841	316,336	6.12
Class 529C	20,194,949	3,286,582	6.14

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $6.31 [100 / 97.5 × $6.15] and $6.31 [100 / 97.5 × $6.15], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R5, and 529A.

See Notes to Financial Statements

23

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 10/31/12 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$17,367,613
Dividends from affiliated underlying funds	49,148
Foreign taxes withheld	(2,307)
Total investment income	$17,414,454
Expenses
Management fee	$2,501,069
Distribution and service fees	2,094,308
Program manager fees	25,411
Shareholder servicing costs	784,558
Administrative services fee	92,816
Independent Trustees’ compensation	14,843
Custodian fee	87,479
Shareholder communications	113,733
Audit and tax fees	27,917
Legal fees	8,903
Miscellaneous	109,821
Total expenses	$5,860,858
Fees paid indirectly	(45)
Reduction of expenses by investment adviser and distributor	(346,097)
Net expenses	$5,514,716
Net investment income	$11,899,738
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments	$191,996
Futures contracts	(563,729)
Swap agreements	69,795
Net realized gain (loss) on investments	$(301,938)
Change in unrealized appreciation (depreciation)
Investments	$7,697,500
Futures contracts	191,366
Swap agreements	(68,808)
Net unrealized gain (loss) on investments	$7,820,058
Net realized and unrealized gain (loss) on investments	$7,518,120
Change in net assets from operations	$19,417,858

See Notes to Financial Statements

24

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 10/31/12 (unaudited)	Year ended 4/30/12
From operations
Net investment income	$11,899,738	$26,795,191
Net realized gain (loss) on investments	(301,938)	20,517
Net unrealized gain (loss) on investments	7,820,058	(6,637,519)
Change in net assets from operations	$19,417,858	$20,178,189
Distributions declared to shareholders
From net investment income	$(15,228,733)	$(33,864,160)
Change in net assets from fund share transactions	$25,803,560	$33,503,944
Total change in net assets	$29,992,685	$19,817,973
Net assets
At beginning of period	1,241,038,518	1,221,220,545
At end of period (including accumulated distributions in excess of net investment income of $5,389,225 and $2,060,230, respectively)	$1,271,031,203	$1,241,038,518

See Notes to Financial Statements

25

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
Class A			2012	2011		2010	2009	2008

Net asset value, beginning of period	$6.13		$6.19	$6.23		$5.90	$6.28	$6.43
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.14	$0.17		$0.21	$0.25	$0.28
Net realized and unrealized gain (loss) on investments and foreign currency	0.04		(0.02)	0.00	(w)	0.36	(0.34)	(0.12)
Total from investment operations	$0.10		$0.12	$0.17		$0.57	$(0.09)	$0.16
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.18)	$(0.21)		$(0.24)	$(0.29)	$(0.31)
Net asset value, end of period (x)	$6.15		$6.13	$6.19		$6.23	$5.90	$6.28
Total return (%) (r)(s)(t)(x)	1.63	(n)	1.96	2.72		9.87	(1.41)	2.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85	(a)	0.85	0.85		0.84	0.82	0.79
Expenses after expense reductions (f)	0.75	(a)	0.75	0.75		0.75	0.69	0.64
Net investment income	2.03	(a)	2.34	2.75		3.39	4.26	4.34
Portfolio turnover	16	(n)	27	26		28	27	21
Net assets at end of period (000 omitted)	$595,004		$632,661	$702,266		$705,470	$531,374	$373,587
See Notes to Financial Statements

26

Financial Highlights – continued

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
Class B			2012		2011		2010	2009	2008

Net asset value, beginning of period	$6.11		$6.18		$6.21		$5.88	$6.26	$6.40
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.10		$0.13		$0.17	$0.21	$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	0.04		(0.04	)(g)	0.00	(w)	0.36	(0.35)	(0.11)
Total from investment operations	$0.08		$0.06		$0.13		$0.53	$(0.14)	$0.12
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.13)		$(0.16)		$(0.20)	$(0.24)	$(0.26)
Net asset value, end of period (x)	$6.13		$6.11		$6.18		$6.21	$5.88	$6.26
Total return (%) (r)(s)(t)(x)	1.25	(n)	1.02		2.12		9.06	(2.17)	1.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60	(a)	1.60		1.60		1.59	1.58	1.57
Expenses after expense reductions (f)	1.50	(a)	1.51		1.51		1.51	1.44	1.42
Net investment income	1.29	(a)	1.61		2.06		2.71	3.57	3.58
Portfolio turnover	16	(n)	27		26		28	27	21
Net assets at end of period (000 omitted)	$8,819		$10,056		$16,641		$35,642	$50,394	$76,246

See Notes to Financial Statements

27

Financial Highlights – continued

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
Class C			2012		2011		2010	2009	2008

Net asset value, beginning of period	$6.12		$6.19		$6.22		$5.89	$6.28	$6.42
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.09		$0.12		$0.15	$0.20	$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	0.03	(g)	(0.03	)(g)	0.00	(w)	0.37	(0.35)	(0.10)
Total from investment operations	$0.07		$0.06		$0.12		$0.52	$(0.15)	$0.12
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.13)		$(0.15)		$(0.19)	$(0.24)	$(0.26)
Net asset value, end of period (x)	$6.14		$6.12		$6.19		$6.22	$5.89	$6.28
Total return (%) (r)(s)(t)(x)	1.20	(n)	0.93		2.02		8.95	(2.42)	1.90
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60	(a)	1.60		1.60		1.62	1.67	1.64
Expenses after expense reductions (f)	1.60	(a)	1.60		1.60		1.60	1.54	1.49
Net investment income	1.18	(a)	1.49		1.90		2.51	3.39	3.50
Portfolio turnover	16	(n)	27		26		28	27	21
Net assets at end of period (000 omitted)	$216,533		$224,122		$234,829		$234,584	$121,612	$69,420

See Notes to Financial Statements

28

Financial Highlights – continued

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
Class I			2012	2011		2010	2009	2008

Net asset value, beginning of period	$6.11		$6.17	$6.21		$5.88	$6.26	$6.40
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.15	$0.18		$0.22	$0.27	$0.29
Net realized and unrealized gain (loss) on investments and foreign currency	0.02	(g)	(0.02)	0.00	(w)	0.36	(0.35)	(0.11)
Total from investment operations	$0.09		$0.13	$0.18		$0.58	$(0.08)	$0.18
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.19)	$(0.22)		$(0.25)	$(0.30)	$(0.32)
Net asset value, end of period (x)	$6.12		$6.11	$6.17		$6.21	$5.88	$6.26
Total return (%) (r)(s)(x)	1.54	(n)	2.11	2.87		10.05	(1.29)	2.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.60	(a)	0.60	0.60		0.62	0.68	0.64
Expenses after expense reductions (f)	0.60	(a)	0.60	0.60		0.60	0.54	0.49
Net investment income	2.22	(a)	2.48	2.88		3.52	4.50	4.50
Portfolio turnover	16	(n)	27	26		28	27	21
Net assets at end of period (000 omitted)	$110,827		$310,572	$212,086		$147,616	$76,526	$163,725

See Notes to Financial Statements

29

Financial Highlights – continued

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
Class R1			2012	2011		2010	2009	2008

Net asset value, beginning of period	$6.11		$6.17	$6.21		$5.88	$6.26	$6.40
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.09	$0.12		$0.16	$0.21	$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	0.03	(g)	(0.02)	(0.01	)(g)	0.36	(0.35)	(0.11)
Total from investment operations	$0.07		$0.07	$0.11		$0.52	$(0.14)	$0.11
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.13)	$(0.15)		$(0.19)	$(0.24)	$(0.25)
Net asset value, end of period (x)	$6.13		$6.11	$6.17		$6.21	$5.88	$6.26
Total return (%) (r)(s)(x)	1.20	(n)	1.09	1.85		8.96	(2.27)	1.80
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60	(a)	1.60	1.60		1.62	1.67	1.72
Expenses after expense reductions (f)	1.60	(a)	1.60	1.60		1.60	1.54	1.57
Net investment income	1.19	(a)	1.51	1.93		2.57	3.45	3.41
Portfolio turnover	16	(n)	27	26		28	27	21
Net assets at end of period (000 omitted)	$680		$675	$963		$1,164	$1,046	$909

See Notes to Financial Statements

30

Financial Highlights – continued

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
Class R2			2012		2011		2010	2009	2008

Net asset value, beginning of period	$6.12		$6.19		$6.23		$5.90	$6.28	$6.42
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.13		$0.16		$0.19	$0.24	$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	0.03	(g)	(0.04	)(g)	(0.01	)(g)	0.37	(0.35)	(0.09)
Total from investment operations	$0.09		$0.09		$0.15		$0.56	$(0.11)	$0.15
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.16)		$(0.19)		$(0.23)	$(0.27)	$(0.29)
Net asset value, end of period (x)	$6.14		$6.12		$6.19		$6.23	$5.90	$6.28
Total return (%) (r)(s)(x)	1.50	(n)	1.54		2.46		9.59	(1.66)	2.41
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.10	(a)	1.10		1.10		1.12	1.17	1.22
Expenses after expense reductions (f)	1.00	(a)	1.00		1.00		1.00	0.93	0.97
Net investment income	1.78	(a)	2.10		2.51		3.16	4.05	3.98
Portfolio turnover	16	(n)	27		26		28	27	21
Net assets at end of period (000 omitted)	$4,607		$4,869		$6,134		$5,999	$4,983	$5,768

See Notes to Financial Statements

31

Financial Highlights – continued

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
Class R3			2012		2011	2010	2009	2008

Net asset value, beginning of period	$6.12		$6.19		$6.22	$5.89	$6.28	$6.43
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.14		$0.16	$0.19	$0.25	$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	0.04		(0.04	)(g)	0.01	0.38	(0.36)	(0.11)
Total from investment operations	$0.10		$0.10		$0.17	$0.57	$(0.11)	$0.15
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.17)		$(0.20)	$(0.24)	$(0.28)	$(0.30)
Net asset value, end of period (x)	$6.14		$6.12		$6.19	$6.22	$5.89	$6.28
Total return (%) (r)(s)(x)	1.58	(n)	1.69		2.78	9.77	(1.68)	2.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85	(a)	0.85		0.85	0.89	0.92	0.98
Expenses after expense reductions (f)	0.85	(a)	0.85		0.85	0.85	0.78	0.83
Net investment income	1.93	(a)	2.23		2.64	3.14	4.20	4.15
Portfolio turnover	16	(n)	27		26	28	27	21
Net assets at end of period (000 omitted)	$8,450		$8,109		$6,714	$5,757	$577	$941

See Notes to Financial Statements

32

Financial Highlights – continued

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
Class R4			2012	2011		2010	2009	2008

Net asset value, beginning of period	$6.13		$6.19	$6.23		$5.90	$6.28	$6.43
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.15	$0.18		$0.21	$0.27	$0.28
Net realized and unrealized gain (loss) on investments and foreign currency	0.03	(g)	(0.02)	0.00	(w)	0.37	(0.35)	(0.11)
Total from investment operations	$0.10		$0.13	$0.18		$0.58	$(0.08)	$0.17
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.19)	$(0.22)		$(0.25)	$(0.30)	$(0.32)
Net asset value, end of period (x)	$6.15		$6.13	$6.19		$6.23	$5.90	$6.28
Total return (%) (r)(s)(x)	1.70	(n)	2.11	2.87		10.03	(1.26)	2.69
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.60	(a)	0.60	0.60		0.63	0.68	0.71
Expenses after expense reductions (f)	0.60	(a)	0.60	0.60		0.60	0.54	0.56
Net investment income	2.18	(a)	2.49	2.88		3.37	4.44	4.42
Portfolio turnover	16	(n)	27	26		28	27	21
Net assets at end of period (000 omitted)	$873		$839	$855		$691	$55	$56

See Notes to Financial Statements

33

Financial Highlights – continued

Class R5	Six months ended 10/31/12 (i) (unaudited)

Net asset value, beginning of period	$6.12
Income (loss) from investment operations
Net investment income (d)	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	0.02	(g)
Total from investment operations	$0.04
Less distributions declared to shareholders
From net investment income	$(0.03)
Net asset value, end of period (x)	$6.13
Total return (%) (r)(s)(x)	0.58	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53	(a)
Expenses after expense reductions (f)	0.53	(a)
Net investment income	2.04	(a)
Portfolio Turnover	16	(n)
Net assets at end of period (000 omitted)	$271,208

See Notes to Financial Statements

34

Financial Highlights – continued

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
Class 529A			2012	2011		2010	2009	2008

Net asset value, beginning of period	$6.13		$6.19	$6.23		$5.90	$6.28	$6.42
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.14	$0.16		$0.20	$0.25	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	0.04		(0.02)	0.00	(w)	0.37	(0.35)	(0.10)
Total from investment operations	$0.10		$0.12	$0.16		$0.57	$(0.10)	$0.15
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.18)	$(0.20)		$(0.24)	$(0.28)	$(0.29)
Net asset value, end of period (x)	$6.15		$6.13	$6.19		$6.23	$5.90	$6.28
Total return (%) (r)(s)(t)(x)	1.60	(n)	1.90	2.62		9.76	(1.60)	2.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.95	(a)	0.95	0.95		0.97	1.11	1.23
Expenses after expense reductions (f)	0.80	(a)	0.81	0.85		0.85	0.87	0.98
Net investment income	1.97	(a)	2.27	2.64		3.28	4.10	4.00
Portfolio turnover	16	(n)	27	26		28	27	21
Net assets at end of period (000 omitted)	$31,899		$28,311	$22,743		$16,907	$8,852	$6,373

See Notes to Financial Statements

35

Financial Highlights – continued

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
Class 529B			2012		2011		2010	2009	2008

Net asset value, beginning of period	$6.10		$6.17		$6.20		$5.87	$6.25	$6.39
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.09		$0.12		$0.16	$0.21	$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	0.03	(g)	(0.03	)(g)	0.00	(w)	0.36	(0.36)	(0.10)
Total from investment operations	$0.07		$0.06		$0.12		$0.52	$(0.15)	$0.11
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.13)		$(0.15)		$(0.19)	$(0.23)	$(0.25)
Net asset value, end of period (x)	$6.12		$6.10		$6.17		$6.20	$5.87	$6.25
Total return (%) (r)(s)(t)(x)	1.22	(n)	0.96		2.00		8.96	(2.29)	1.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	(a)	1.70		1.70		1.69	1.68	1.79
Expenses after expense reductions (f)	1.56	(a)	1.57		1.61		1.61	1.55	1.64
Net investment income	1.23	(a)	1.53		1.93		2.56	3.46	3.36
Portfolio turnover	16	(n)	27		26		28	27	21
Net assets at end of period (000 omitted)	$1,937		$1,915		$1,735		$2,008	$1,355	$989

See Notes to Financial Statements

36

Financial Highlights – continued

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
Class 529C			2012		2011		2010	2009	2008

Net asset value, beginning of period	$6.12		$6.19		$6.23		$5.89	$6.28	$6.42
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.09		$0.11		$0.15	$0.20	$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	0.04		(0.04	)(g)	0.00	(w)	0.38	(0.36)	(0.11)
Total from investment operations	$0.07		$0.05		$0.11		$0.53	$(0.16)	$0.10
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.12)		$(0.15)		$(0.19)	$(0.23)	$(0.24)
Net asset value, end of period (x)	$6.14		$6.12		$6.19		$6.23	$5.89	$6.28
Total return (%) (r)(s)(t)(x)	1.17	(n)	0.87		1.75		9.02	(2.52)	1.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	(a)	1.70		1.70		1.72	1.78	1.88
Expenses after expense reductions (f)	1.65	(a)	1.66		1.70		1.70	1.64	1.73
Net investment income	1.13	(a)	1.43		1.79		2.43	3.34	3.25
Portfolio turnover	16	(n)	27		26		28	27	21
Net assets at end of period (000 omitted)	$20,195		$18,909		$16,254		$12,364	$6,256	$4,861

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, September 4, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

37

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Limited Maturity Fund (the fund) is a series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period the fund adopted FASB Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Swap agreements are generally valued at

38

Notes to Financial Statements (unaudited) – continued

valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes

39

Notes to Financial Statements (unaudited) – continued

unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of October 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$2,637,288	$—	$2,637,288
Non-U.S. Sovereign Debt	—	156,163,967	—	156,163,967
Corporate Bonds	—	552,169,795	—	552,169,795
Residential Mortgage-Backed Securities	—	54,632,634	—	54,632,634
Commercial Mortgage-Backed Securities	—	11,080,263	—	11,080,263
Asset-Backed Securities (including CDOs)	—	67,995,429	—	67,995,429
Foreign Bonds	—	401,806,191	—	401,806,191
Mutual Funds	27,922,003	—	—	27,922,003
Total Investments	$27,922,003	$1,246,485,567	$—	$1,274,407,570

Other Financial Instruments
Futures Contracts	$37,164	$—	$—	$37,164

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at October 31, 2012 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives
Interest Rate	Interest Rate Futures	$37,164

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

40

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended October 31, 2012 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements
Interest Rate	$(563,729)	$—
Credit	—	69,795
Total	$(563,729)	$69,795

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended October 31, 2012 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements
Interest Rate	$191,366	$—
Credit	—	(68,808)
Total	$191,366	$(68,808)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures contracts and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swap agreements and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported

41

Notes to Financial Statements (unaudited) – continued

separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Swap Agreements – The fund entered into swap agreements. A swap agreement is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The value of the swap agreement, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap agreements in the Statement of Operations. Amounts paid or received at the inception of the swap agreement are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap agreements are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

42

Notes to Financial Statements (unaudited) – continued

The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments based on a fixed percentage applied to the agreement notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all

43

Notes to Financial Statements (unaudited) – continued

or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. TBA purchase commitments are held at carrying amount, which approximates fair value and are categorized as Level 2 within the disclosure hierarchy. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended October 31, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net

44

Notes to Financial Statements (unaudited) – continued

investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards and amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

4/30/12
Ordinary income (including any short-term capital gains)	$33,864,160

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 10/31/12
Cost of investments	$1,260,188,135
Gross appreciation	29,728,657
Gross depreciation	(15,509,222)
Net unrealized appreciation (depreciation)	$14,219,435

As of 4/30/12
Undistributed ordinary income	732,223
Capital loss carryforwards	(94,970,995)
Post-October capital loss deferral	(1,100,773)
Other temporary differences	(2,729,078)
Net unrealized appreciation (depreciation)	6,729,720

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after April 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of April 30, 2012, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
4/30/13	$(18,655,874)
4/30/14	(16,764,678)
4/30/15	(11,871,035)
4/30/16	(12,189,538)
4/30/17	(11,740,197)
4/30/18	(9,393,942)
4/30/19	(9,431,348)
Total	$(90,046,612)

45

Notes to Financial Statements (unaudited) – continued

Post-enactment losses:
Short-Term	$(662,414)
Long-Term	(4,261,969)
Total	$(4,924,383)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 10/31/12 (i)	Year ended 4/30/12
Class A	$7,925,883	$19,613,119
Class B	84,313	290,431
Class C	1,909,246	4,705,336
Class I	3,593,620	7,776,640
Class R1	5,698	18,982
Class R2	55,271	144,693
Class R3	103,275	209,978
Class R4	11,377	26,175
Class R5	989,932	—
Class 529A	372,990	699,912
Class 529B	16,507	36,375
Class 529C	160,621	342,519
Total	$15,228,733	$33,864,160

(i)	For Class R5, the period is from inception, September 4, 2012, through the stated period end.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $70,354 and $2,348 for the six months ended October 31, 2012, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

46

Notes to Financial Statements (unaudited) – continued

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$771,130
Class B	0.75%	0.25%	1.00%	0.90%	46,159
Class C	0.75%	0.25%	1.00%	1.00%	1,108,595
Class R1	0.75%	0.25%	1.00%	1.00%	3,313
Class R2	0.25%	0.25%	0.50%	0.40%	11,918
Class R3	—	0.25%	0.25%	0.25%	10,472
Class 529A	—	0.25%	0.25%	0.15%	37,135
Class 529B	0.75%	0.25%	1.00%	0.91%	9,390
Class 529C	0.75%	0.25%	1.00%	1.00%	96,196
Total Distribution and Service Fees					$2,094,308

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2012 based on each class’ average daily net assets. 0.10% of the Class A and Class 529A service fee is currently being waived under a written waiver arrangement. For the six months ended October 31, 2012, this waiver amounted to $323,302 and is reflected as a reduction of total expenses in the Statement of Operations. For one year from the date of sale of Class B and Class 529B shares, assets attributable to such Class B and Class 529B shares are subject to the 0.25% annual Class B and Class 529B service fee. On assets attributable to all other Class B and Class 529B shares, 0.15% of the Class B and Class 529B service fee is being paid by the fund and 0.10% of the Class B and Class 529B service fee is currently being waived under a written waiver agreement. For the six months ended October 31, 2012, this waiver amounted to $5,436 for Class B and Class 529B shares, and is reflected as a reduction of total expenses in the Statement of Operations. 0.10% of the Class R2 distribution fee is currently being waived under a written waiver agreement. For the six months ended October 31, 2012, this waiver amounted to $2,384 and is reflected as a reduction of total expenses in the Statement of Operations. These written waiver agreements will continue until modified by the fund’s Board of Trustees, but such agreements will continue at least until August 31, 2013.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and

47

Notes to Financial Statements (unaudited) – continued

Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2012, were as follows:

Amount
Class A	$5,642
Class B	5,760
Class C	16,343
Class 529B	—
Class 529C	38

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will continue until modified by the fund’s Board of Trustees but such agreement will continue at least until August 31, 2013, after which MFD may eliminate this waiver without a vote of the fund’s Board of Trustees. For the six months ended October 31, 2012, this waiver amounted to $12,706 and is reflected as a reduction of total expenses in the Statement of Operations. The program manager fee incurred for the six months ended October 31, 2012 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended October 31, 2012, were as follows:

	Fee	Waiver
Class 529A	$14,854	$7,427
Class 529B	938	469
Class 529C	9,619	4,810
Total Program Manager Fees and Waivers	$25,411	$12,706

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended October 31, 2012, the fee was $210,076, which equated to 0.0335% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended October 31, 2012, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $472,513.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS

48

Notes to Financial Statements (unaudited) – continued

fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended October 31, 2012, these costs for the fund amounted to $101,969 and are reflected in the “Shareholder servicing costs” on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended October 31, 2012 was equivalent to an annual effective rate of 0.0148% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $98 and is included in independent Trustees’ compensation for the six months ended October 31, 2012. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $6,758 at October 31, 2012, and is included in “Payable for independent Trustees’ compensation” on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended October 31, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $5,339 and are included in “Miscellaneous” expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $2,269, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

49

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” on the Statement of Operations. This money market fund does not pay a management fee to MFS.

On August 31, 2012, MFS purchased 16,340 shares of Class R5 for an aggregate amount of $100,000.

(4) Portfolio Securities

Purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$49,440,503	$43,432,179
Investments (non-U.S. Government securities)	$208,813,529	$143,131,067

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 10/31/12 (i)		Year ended 4/30/12
	Shares	Amount	Shares	Amount
Shares sold
Class A	11,095,986	$67,947,272	32,961,103	$202,404,824
Class B	227,329	1,388,473	691,496	4,240,483
Class C	3,532,745	21,616,674	9,453,271	57,983,131
Class I	13,328,005	81,329,014	25,042,639	153,281,279
Class R1	17,750	108,352	23,136	142,063
Class R2	208,553	1,276,685	255,486	1,569,482
Class R3	158,660	971,014	366,228	2,246,502
Class R4	12,266	75,254	37,436	229,691
Class R5	44,141,578	270,168,878	—	—
Class 529A	1,330,805	8,147,236	2,140,072	13,101,957
Class 529B	108,007	659,259	261,622	1,595,443
Class 529C	758,842	4,647,413	1,381,768	8,459,878
	74,920,526	$458,335,524	72,614,257	$445,254,733

50

Notes to Financial Statements (unaudited) – continued

	Six months ended 10/31/12 (i)		Year ended 4/30/12
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	1,055,405	$6,465,263	2,540,299	$15,586,220
Class B	11,971	73,123	38,453	235,209
Class C	239,415	1,465,407	549,744	3,368,144
Class I	498,267	3,040,604	1,132,792	6,925,450
Class R1	933	5,698	3,076	18,817
Class R2	8,182	50,092	21,921	134,498
Class R3	16,870	103,241	34,264	209,836
Class R4	1,608	9,852	3,763	23,089
Class R5	161,501	989,932	—	—
Class 529A	60,509	370,715	113,521	696,338
Class 529B	2,673	16,305	5,870	35,846
Class 529C	26,076	159,653	55,618	341,019
	2,083,410	$12,749,885	4,499,321	$27,574,466

Shares reacquired
Class A	(18,623,857)	$(114,054,739)	(45,600,964)	$(279,793,420)
Class B	(446,668)	(2,725,361)	(1,778,414)	(10,897,200)
Class C	(5,129,960)	(31,393,640)	(11,331,065)	(69,499,188)
Class I	(46,566,881)	(284,858,247)	(9,670,036)	(59,142,630)
Class R1	(18,350)	(111,888)	(71,540)	(436,528)
Class R2	(262,051)	(1,603,937)	(472,862)	(2,904,997)
Class R3	(124,364)	(761,636)	(160,529)	(982,109)
Class R4	(8,789)	(53,686)	(42,389)	(260,671)
Class R5	(70,757)	(433,742)	—	—
Class 529A	(822,947)	(5,039,208)	(1,303,614)	(7,996,914)
Class 529B	(108,224)	(660,263)	(234,927)	(1,434,835)
Class 529C	(585,795)	(3,585,502)	(974,985)	(5,976,763)
	(72,768,643)	$(445,281,849)	(71,641,325)	$(439,325,255)

51

Notes to Financial Statements (unaudited) – continued

	Six months ended 10/31/12 (i)		Year ended 4/30/12
	Shares	Amount	Shares	Amount
Net change
Class A	(6,472,466)	$(39,642,204)	(10,099,562)	$(61,802,376)
Class B	(207,368)	(1,263,765)	(1,048,465)	(6,421,508)
Class C	(1,357,800)	(8,311,559)	(1,328,050)	(8,147,913)
Class I	(32,740,609)	(200,488,629)	16,505,395	101,064,099
Class R1	333	2,162	(45,328)	(275,648)
Class R2	(45,316)	(277,160)	(195,455)	(1,201,017)
Class R3	51,166	312,619	239,963	1,474,229
Class R4	5,085	31,420	(1,190)	(7,891)
Class R5	44,232,322	270,725,068	—	—
Class 529A	568,367	3,478,743	949,979	5,801,381
Class 529B	2,456	15,301	32,565	196,454
Class 529C	199,123	1,221,564	462,401	2,824,134
	4,235,293	$25,803,560	5,472,253	$33,503,944

(i)	For Class R5, the period is from inception, September 4, 2012, through the stated period end.

Effective May 1, 2006, the sale of Class B shares of the fund have been suspended except in certain circumstances. Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Fund, the MFS Lifetime Retirement Fund, and the MFS Lifetime 2020 Fund were the owners of record of approximately 16%, 3%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2020 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended October 31, 2012, the fund’s commitment fee and interest expense were $3,986 and $0, respectively, and are included in “Miscellaneous” expense on the Statement of Operations.

52

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	66,878,364	160,318,026	(199,274,387)	27,922,003

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$49,148	$27,922,003

53

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2012 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2011 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense

54

Board Review of Investment Advisory Agreement – continued

information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2011, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for each of the one- and five-year periods ended December 31, 2011 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS, currently observes a Class A 12b-1 fee waiver, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Lipper expense group median.

55

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the advisory fees charged by MFS to institutional accounts, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is not subject to any breakpoints. The Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFD. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research, and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

56

Board Review of Investment Advisory Agreement – continued

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2012.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

57

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

58

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

October 31, 2012

MFS® MUNICIPAL LIMITED MATURITY FUND

MTL-SEM

MFS® MUNICIPAL LIMITED MATURITY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

As 2012 winds down, economic uncertainty continues to dominate world financial markets. In the United States, all eyes are riveted to the ongoing budget deal negotiations and the specter of a “fiscal cliff.” Overseas, we see growth slowing in China and Japan, and the eurozone has entered its second recession in four years against a backdrop of double-digit unemployment and the continuing sovereign debt crisis.

Amidst the instability, there are silver linings — especially in the U.S. where the labor and housing markets have picked up, consumer confidence has risen and industrial output has increased. Additionally, a U.S. budgetary compromise could propel markets, unleashing pent-up spending and investments, which would help to revive both the U.S. and global economies.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, an emphasis on global research and our disciplined risk management approach anchor our uniquely collaborative investment process. Our global team of more than 200 investment professionals shares ideas and evaluates opportunities across continents, investment disciplines, and asset classes — all with a goal of building better insights, and ultimately better results — for our clients.

We are mindful of the many economic challenges we face locally, nationally and globally. It is more important than ever to maintain a long-term view, employ time-tested principles, such as asset allocation and diversification, and work closely with investment advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

December 14, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Universities-Colleges	12.8%
Healthcare Revenue-Hospitals	11.5%
General Obligations-General Purpose	8.7%
Water & Sewer Utility Revenue	7.7%
Utilities-Investor Owned	7.0%

Composition including fixed income credit quality (a)(i)
AAA	13.9%
AA	34.0%
A	28.2%
BBB	20.3%
BB	0.4%
B	0.5%
Not Rated	0.2%
Cash & Other	2.5%

Portfolio facts (i)
Average Duration (d)	3.5
Average Effective Maturity (m)	4.6 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

2

Portfolio Composition – continued

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Percentages are based on net assets as of 10/31/12.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

May 1, 2012 through October 31, 2012

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2012 through October 31, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads).Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/12	Ending Account Value 10/31/12	Expenses Paid During Period (p) 5/01/12-10/31/12
A	Actual	0.69%	$1,000.00	$1,016.25	$3.51
	Hypothetical (h)	0.69%	$1,000.00	$1,021.73	$3.52
B	Actual	1.45%	$1,000.00	$1,012.46	$7.36
	Hypothetical (h)	1.45%	$1,000.00	$1,017.90	$7.38
C	Actual	1.54%	$1,000.00	$1,010.68	$7.80
	Hypothetical (h)	1.54%	$1,000.00	$1,017.44	$7.83
I	Actual	0.54%	$1,000.00	$1,015.78	$2.74
	Hypothetical (h)	0.54%	$1,000.00	$1,022.48	$2.75

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

10/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 96.4%
Issuer	Shares/Par	Value ($)
Airport Revenue - 4.7%
Atlanta, GA, Airport Passenger Facility Charge Rev., “B”, 5%, 2018	$2,000,000	$2,383,222
Atlanta, GA, Airport Rev., “A”, AGM, 5.375%, 2015	1,000,000	1,070,610
Atlanta, GA, Airport Rev., “B”, 5%, 2018	700,000	834,134
Atlanta, GA, Airport Rev., “B”, 5%, 2020	400,000	484,672
Broward County, FL, Airport System Rev., “Q-1”, 3%, 2015	550,000	583,699
Broward County, FL, Airport System Rev., “Q-1”, 5%, 2015	1,000,000	1,126,230
Broward County, FL, Airport System Rev., “Q-1”, 4%, 2016	150,000	167,438
Broward County, FL, Airport System Rev., “Q-1”, 5%, 2016	850,000	984,861
Broward County, FL, Airport System Rev., “Q-1”, 4%, 2017	250,000	283,633
Broward County, FL, Airport System Rev., “Q-1”, 5%, 2017	700,000	831,124
Chicago, IL, O’Hare International Airport Rev., “A-2”, AGM, 5.25%, 2013	1,500,000	1,511,610
Chicago, IL, O’Hare International Airport Rev., “B”, 4%, 2015	11,850,000	12,540,737
Chicago, IL, O’Hare International Airport Rev., “B”, 4%, 2016	7,460,000	7,996,747
Cleveland, OH, Airport System Rev., “A”, AMBAC, 5.25%, 2017	1,000,000	1,133,650
Dallas Fort Worth, TX, International Airport Rev., “F”, 5%, 2014	600,000	651,366
Dallas Fort Worth, TX, International Airport Rev., “F”, 4%, 2015	300,000	326,715
Dallas Fort Worth, TX, International Airport Rev., “F”, 4%, 2018	5,415,000	6,111,423
Dallas Fort Worth, TX, International Airport, “A”, AMBAC, 6%, 2013	1,000,000	1,054,390
Denver, CO, City & County Airport Systems Rev., “A”, 5%, 2016	1,000,000	1,151,530
Denver, CO, City & County Airport Systems Rev., “A”, 4%, 2017	1,250,000	1,406,600
Houston, TX, Airport System Rev., “B”, 5%, 2020	1,000,000	1,218,280
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 2016	1,020,000	1,149,224
Metropolitan Nashville, TN, Airport Authority Rev., “A”, ASSD GTY, 4.5%, 2014	1,500,000	1,586,475
Metropolitan Nashville, TN, Airport Authority Rev., “B”, AGM, 4%, 2015	1,500,000	1,603,320
New York, NY, Industrial Development Agency (Terminal One Group Assn.), 5.5%, 2014	1,000,000	1,052,630
Philadelphia, PA, Airport Rev., “B”, AGM, 5%, 2016	1,265,000	1,421,949
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 2025	1,000,000	1,186,780

		$51,853,049
General Obligations - General Purpose - 8.6%
California Economic Recovery, “B”, 5%, 2023 (b)	$1,500,000	$1,604,190
Chandler, AZ, 5%, 2022	1,000,000	1,174,840

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
General Obligations - General Purpose - continued
Commonwealth of Massachusetts Consolidated Loan, “A”, 5%, 2016	$1,000,000	$1,105,970
Commonwealth of Massachusetts Consolidated Loan, “A”, 5%, 2015 (c)	2,500,000	2,766,150
Commonwealth of Massachusetts Consolidated Loan, “C”, 5%, 2015 (c)	5,000,000	5,644,800
Commonwealth of Massachusetts, “A”, FRN, 0.59%, 2013	3,000,000	3,000,930
Commonwealth of Pennsylvania, AGM, 5%, 2014	2,000,000	2,167,620
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 2020	2,820,000	3,102,282
Commonwealth of Puerto Rico, Public Improvement, “A”, 4.75%, 2018	1,870,000	1,994,841
Corpus Christi, TX, General Improvement, ASSD GTY, 4%, 2017	2,000,000	2,260,420
Detroit, MI, District Aid, 5%, 2014	3,000,000	3,207,420
Fulton County, GA, “A”, 3%, 2017	2,515,000	2,770,977
Henry County, GA, 5%, 2014	1,080,000	1,163,948
Mecklenburg County, NC, “A”, 5%, 2013	1,115,000	1,154,583
Metropolitan Government of Nashville & Davidson County, TN, General Obligation, “A”, 4%, 2017	4,000,000	4,583,760
New York, NY, “F”, 5%, 2013	4,000,000	4,139,840
Philadelphia, PA, Redevelopment Authority Rev. (Transformation Initiative), 3%, 2014	950,000	977,455
Philadelphia, PA, Redevelopment Authority Rev. (Transformation Initiative), 5%, 2014	705,000	745,545
Philadelphia, PA, Redevelopment Authority Rev. (Transformation Initiative), 3%, 2015	1,000,000	1,041,500
Philadelphia, PA, Redevelopment Authority Rev. (Transformation Initiative), 5%, 2015	730,000	795,328
Shelby County, TN, Public Improvement & School, “B”, 5%, 2018	1,100,000	1,336,775
State of California, 5%, 2017	7,000,000	8,180,690
State of Hawaii, “EA”, 5%, 2022	2,500,000	3,152,500
State of Illinois, AGM, 5%, 2015	2,000,000	2,169,260
State of Illinois, AGM, 5%, 2016	2,750,000	3,062,620
State of Maryland, “A”, 5.25%, 2013	1,450,000	1,473,766
State of Maryland, “C”, 4%, 2015	1,000,000	1,105,590
State of Minnesota, “H”, 5%, 2016	3,000,000	3,524,700
State of Minnesota, “H”, 5%, 2017	2,600,000	3,145,766
State of Utah, “C”, 5%, 2015	3,000,000	3,362,460
State of Washington, “A”, AGM, 5%, 2019	9,025,000	10,107,729
Tarrant County, TX, 5%, 2018	2,770,000	3,383,500
Will County, IL, Forest Preservation District, 5%, 2019	1,250,000	1,546,875
Yakima County, WA, “A”, AGM, 4%, 2017	2,300,000	2,630,602

		$93,585,232

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
General Obligations - Improvement - 2.7%
Bergen County, NJ, “A”, 3.25%, 2013	$2,475,000	$2,548,037
Durham County, NC, 5%, 2019	1,000,000	1,248,990
Honolulu, HI, City & County Department of Finance, “B”, AGM, 5.5%, 2013	4,000,000	4,139,080
Montgomery County, MD, “A”, 5%, 2013	4,000,000	4,189,160
New Orleans, LA, 5%, 2019	4,000,000	4,735,520
Pittsburgh, PA, “A-1”, 5%, 2013	1,000,000	1,035,600
Pittsburgh, PA, “N”, AGM, 5.25%, 2015	1,000,000	1,112,920
Seattle, WA, 5%, 2016	3,780,000	4,342,086
State of North Carolina, “A”, 5%, 2017	3,500,000	4,154,430
Washington, MD, Suburban Sanitation District, 5%, 2013	2,450,000	2,517,498

		$30,023,321
General Obligations - Schools - 3.5%
Bastrop, TX, Independent School District, Capital Appreciation, “N”, PSF, 0%, 2020	$1,000,000	$787,130
Beaufort County, SC, School District, “B”, 5%, 2017	2,500,000	2,954,525
Clark County, NV, School District, 5%, 2017	2,845,000	3,345,293
Dallas, TX, Independent School District, PSF, 4%, 2015	2,000,000	2,157,860
Dallas, TX, Independent School District, PSF, 5%, 2015	2,500,000	2,753,850
Dallas, TX, Independent School District, PSF, 5.25%, 2018	795,000	974,233
Ennis, TX, Independent School District, Capital Appreciation, “N”, PSF, 0%, 2021	2,865,000	2,083,972
Houston, TX, Independent School District, AGM, 5%, 2015	1,120,000	1,248,632
Klein, TX, Independent School District, “A”, PSF, 5%, 2021	1,000,000	1,186,300
Los Angeles, CA, Community College District, “E”, AGM, 5%, 2022	1,000,000	1,149,600
Mt. San Antonio, CA, Community College District, Capital Appreciation, 0%, 2015	3,170,000	3,105,332
Pflugerville, TX, Independent School District, PSF, 5%, 2024	1,000,000	1,137,790
Plano, TX, Independent School District, “A”, 5%, 2017	1,000,000	1,178,580
Reading, PA, School District, “A”, 5%, 2019	6,230,000	7,186,305
Richland County, SC, School District No. 1, 4%, 2019	1,270,000	1,469,936
Salt Lake City, UT, School District, “B”, 5%, 2013	1,040,000	1,056,141
San Marcos, TX, Consolidated Independent School District, PSF, 5.25%, 2014 (c)	1,000,000	1,086,150
Shelby County, TN, Public Improvement & Schools, “A”, AGM, 5%, 2014	1,500,000	1,593,375
Twin Rivers, CA, Unified School District, Capital Appreciation, 0%, 2014	750,000	735,023
Washington County, OR, School District, AGM, 5.25%, 2018	1,000,000	1,219,730

		$38,409,757

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Hospitals - 11.3%
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), 4%, 2014	$1,000,000	$1,059,840
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A-1”, FRN, 0.93%, 2021	2,500,000	2,455,400
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “F”, FRN, 1.26%, 2038	2,500,000	2,504,650
Berks County, PA, Municipal Authority Rev. (Reading Hospital & Medical Center), “A-3”, 5%, 2015	1,000,000	1,114,670
Birmingham, AL, Special Care Facilities Financing Rev. (Baptist Health Systems, Inc.), “A”, 5%, 2014	2,000,000	2,135,540
Burleigh County, ND, Health Care Rev. (Alexius Medical Center Project), “A”, 3%, 2017	1,335,000	1,400,722
Burleigh County, ND, Health Care Rev. (Alexius Medical Center Project), “A”, 3%, 2018	1,180,000	1,238,268
Butler County, PA, Hospital Authority Rev. (Butler Health System), 5.375%, 2017	1,465,000	1,662,072
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “I”, 4.95%, 2026 (b)	3,000,000	3,200,100
California Health Facilities Financing Authority Rev. (Memorial Health Services), “A”, 4%, 2016	570,000	631,634
California Health Facilities Financing Authority Rev. (Memorial Health Services), “A”, 4%, 2017	1,100,000	1,235,674
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “A”, 5%, 2014	1,500,000	1,590,270
California Statewide Communities Development Authority Rev. (Kaiser Permanente), “C”, 5%, 2029 (b)	1,500,000	1,738,395
Clackamas County, OR, Hospital Facility Authority Rev. (Legacy Health System), “C”, 5%, 2037 (b)	1,000,000	1,061,970
Colorado Health Facilities Authority Rev. (National Jewish Health Project), 3%, 2013	300,000	300,762
Colorado Health Facilities Authority Rev. (National Jewish Health Project), 4%, 2014	350,000	359,818
Colorado Health Facilities Authority Rev. (National Jewish Health Project), 4%, 2015	500,000	523,145
Dauphin County, PA, General Authority Health System Rev. (Pinnacle Health System), “A”, 5.25%, 2017	1,500,000	1,681,290
East Alabama Healthcare Authority Rev., Health Care Facilities, “B”, 4.75%, 2013	1,400,000	1,440,292
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (Methodist Hospital System), “B-2”, 5%, 2041 (b)	2,500,000	2,561,425
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Rev. (Baylor College Medicine), “D”, 5%, 2016	750,000	854,430

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Rev. (Baylor College Medicine), “D”, 5%, 2018	$470,000	$554,370
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Rev. (Baylor College Medicine), “D”, 5%, 2019	600,000	698,772
Illinois Development Finance Authority Rev. (Provena Health), “A”, NATL, 5.75%, 2014	1,500,000	1,505,175
Illinois Finance Authority Rev. (Carle Foundation), “A”, ASSD GTY, 5%, 2013	1,250,000	1,262,400
Illinois Finance Authority Rev. (Central DuPage Health), 5%, 2014	1,820,000	1,965,636
Illinois Finance Authority Rev. (OSF Healthcare System), “A”, 4%, 2014	600,000	626,568
Illinois Finance Authority Rev. (OSF Healthcare System), “A”, 5%, 2014	500,000	547,150
Illinois Finance Authority Rev. (OSF Healthcare System), “A”, 5%, 2015	500,000	547,150
Illinois Finance Authority Rev. (Resurrection Health), 5.25%, 2015	2,195,000	2,407,037
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.75%, 2021	1,590,000	1,964,127
Iowa Finance Authority, Health Care Facilities Rev. (Genesis Health System), 5%, 2017	3,000,000	3,429,690
Kentucky Economic Development Finance Authority Rev. (Baptist Healthcare System), “A”, 5%, 2018	1,000,000	1,162,300
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 5%, 2016	2,000,000	2,238,120
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 4%, 2018	515,000	558,435
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 3%, 2019	525,000	536,377
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 2020	1,690,000	1,923,744
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Fort Sanders), NATL, 5.75%, 2014	4,800,000	5,098,608
Lubbock, TX, Health Facilities Development Rev. (St. Joseph Health System), “A”, 1.125%, 2030 (b)	6,000,000	5,985,000
Lufkin, TX, Health Facilities Development Corp., Health Systems Rev. (Memorial Health Systems of East Texas), 5.5%, 2019	320,000	360,381
Lycoming County, PA, Authority Health System Rev. (Susquehanna Health System), “A”, 5%, 2016	3,195,000	3,557,473
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “K-4”, 3%, 2035 (b)	2,000,000	2,131,180
Massachusetts Health & Educational Facilities Authority Rev. (Baystate Medical Center), “K”, 5%, 2039 (b)	1,000,000	1,080,160

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 2021	$5,745,000	$6,358,566
Michigan Hospital Finance Authority Rev. (Ascension Health Subordinate Credit Group), “A-4”, 1.625%, 2027 (b)	3,000,000	3,002,970
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 4%, 2014	2,000,000	2,097,440
Michigan Hospital Finance Authority Rev. (McLaren Health Care Corp.), 5%, 2013	500,000	512,385
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 2023	1,225,000	1,371,902
Montgomery County, OH, Rev. (Catholic Healthcare Initiatives), 5.25%, 2038 (b)	1,000,000	1,047,610
Nassau County, NY, Local Economic Assistance Corp. Rev. (Winthrop-University Hospital Association Project), 3%, 2013	1,540,000	1,560,066
Nassau County, NY, Local Economic Assistance Corp. Rev. (Winthrop-University Hospital Association Project), 4%, 2015	500,000	534,575
New Hampshire Health & Education Facilities Authority Rev. (Concord Hospital), 5%, 2013	750,000	763,958
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health), 5%, 2014	295,000	298,980
New Jersey Health Care Facilities, Financing Authority Rev. (Holy Name Medical Center), 5%, 2016	1,000,000	1,096,330
New York Dormitory Authority Rev. (Bronx-Lebanon Hospital Center), 6.25%, 2022	1,000,000	1,070,200
New York Dormitory Authority Rev., Non-State Supported Debt (Mount Sinai Hospital), “A”, 5%, 2018	1,000,000	1,176,610
New York Dormitory Authority Rev., Non-State Supported Debt (North Shore Long Island Jewish Health Care, Inc.), “A”, 5%, 2015	2,000,000	2,193,580
New York Dormitory Authority Rev., Non-State Supported Debt (North Shore Long Island Jewish Health Care, Inc.), “A”, 5%, 2016	1,000,000	1,126,900
New York Dormitory Authority Rev., Non-State Supported Debt (North Shore Long Island Jewish Health Care, Inc.), “A”, 5%, 2017	1,500,000	1,728,495
New York Dormitory Authority Rev., State Supported Debt (Mental Health Services Facilities), “A”, 3.5%, 2013	3,365,000	3,445,659
New York Dormitory Authority Rev., State Supported Debt (Mental Health Services Facilities), “A”, ETM, 3.5%, 2013 (c)	10,000	10,252
Ohio Higher Educational Facility Rev. (University Hospital), “A”, 5%, 2016	620,000	681,671
Ohio Higher Educational Facility Rev. (University Hospital), “A”, 5.2%, 2017	620,000	684,375
Oklahoma Development Finance Authority Health System Rev. (Integris Baptist Medical Center), 5%, 2013	500,000	516,880

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Healthcare Revenue - Hospitals - continued
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.375%, 2022	$870,000	$931,509
South Miami, FL, Health Facilities Baptist Authority Hospital Rev. (Baptist Health South Florida Group), 5%, 2021	290,000	336,040
Sullivan County, TN, Health Educational & Housing Facilities Board Rev. (Wellmont Health System), RADIAN, 5%, 2016	1,000,000	1,027,390
Tarrant County, TX, Cultural Education Facilities Finance Corp. Hospital Rev. (Scott & White Hospital), 5%, 2018	500,000	577,610
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Texas Health Resources), 5%, 2019	500,000	564,920
Tyler, TX, Health Facilities Development Corp. (Mother Frances Hospital), 5%, 2021	2,500,000	2,870,350
Washington County, VA, Hospital Facilities Industrial Development Authority Rev. (Mountain States Health Alliance), “C”, 7.25%, 2019	1,335,000	1,545,436
Washington Health Care Facilities Authority Rev. (Central Washington Health), 6%, 2015	1,900,000	2,127,544
Washington Health Care Facilities Authority Rev. (Providence Health & Services), “B”, 5%, 2042 (b)	1,000,000	1,186,180
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Healthcare, Inc.), “A”, 5%, 2022	6,000,000	6,872,580
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.), 5.25%, 2013	645,000	659,622
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5%, 2014	1,100,000	1,179,552
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2018	1,500,000	1,674,165

		$123,722,522
Healthcare Revenue - Long Term Care - 0.4%
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), “B”, 5%, 2039 (b)	$1,000,000	$1,076,250
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 4%, 2016	1,810,000	1,967,144
Tarrant County, TX, Cultural Educational Facilities Finance Corp. (Buckner Retirement), 5%, 2016	500,000	554,900
Tarrant County, TX, Cultural Educational Facilities Finance Corp., Retirement Facility (Air Force Village Foundation, Inc.), 5.75%, 2019	850,000	940,338

		$4,538,632

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Human Services - 0.3%
Delaware County, PA, Authority Rev. (Elwyn Inc.), 4%, 2018	$1,795,000	$1,869,564
New York Dormitory Authority Rev. (NYSARC, Inc.), “A”, 5%, 2015	1,500,000	1,605,705

		$3,475,269
Industrial Revenue - Chemicals - 0.1%
Michigan Strategic Fund Ltd. Obligation Rev. (Dow Chemical Co.), 6.25%, 2014	$1,000,000	$1,085,630

Industrial Revenue - Environmental Services - 1.3%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 2023 (b)	$135,000	$155,357
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “C”, 5.25%, 2023 (b)	3,045,000	3,504,156
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A-1”, 1.875%, 2025 (b)	2,000,000	2,036,220
California Statewide Communities Development Authority, Solid Waste Facilities Rev. (Republic Services, Inc.), “A”, 4.95%, 2012	1,750,000	1,754,620
Director of the State of Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026 (b)	1,950,000	2,279,453
Massachusetts Development Finance Agency Rev. (Waste Management, Inc.), “B”, 3.4%, 2029 (b)	1,000,000	1,002,210
Michigan Solid Waste Disposal Rev. (Waste Management, Inc.), 4.5%, 2013	1,000,000	1,041,290
New Jersey Economic Development Authority (Waste Management, Inc.), “A”, 5.3%, 2015 (b)	1,000,000	1,066,740
Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), 2.75%, 2013	1,000,000	1,017,350

		$13,857,396
Industrial Revenue - Other - 0.9%
Pennsylvania Economic Development Financing Authority, Exempt Facilities Rev. (Amtrak Project), “A”, 3%, 2018	$265,000	$277,291
Pennsylvania Economic Development Financing Authority, Exempt Facilities Rev. (Amtrak Project), “A”, 5%, 2019	1,325,000	1,545,440
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 2040 (b)	3,280,000	3,591,108
Valdez, AK, Marine Terminal Rev. (BP Pipelines Project), “B”, 5%, 2021	4,000,000	4,851,840

		$10,265,679

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Industrial Revenue - Paper - 0.2%
Bucksport, ME, Solid Waste Disposal Rev. (International Paper), “A”, 4%, 2014	$1,000,000	$1,038,090
Courtland, AL, Industrial Development Board Environmental Improvement Rev. (International Paper Co.), “A”, 5%, 2013	750,000	780,585

		$1,818,675
Miscellaneous Revenue - Entertainment & Tourism - 0.1%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 5.75%, 2015	$1,075,000	$1,177,523

Miscellaneous Revenue - Other - 2.6%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2019	$1,000,000	$1,092,570
California Infrastructure & Economic Development Bank Rev. (J. Paul Getty Trust), “A-1”, 2.5%, 2047 (b)	1,500,000	1,513,980
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2019	4,000,000	4,644,600
Citizens Property Insurance Corp., FL, “A-1”, 5%, 2020	1,435,000	1,668,173
Dayton Montgomery County, OH, Port Dayton, “A”, 4.75%, 2015	790,000	787,899
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), 5%, 2015	1,105,000	1,197,035
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), 5%, 2017	350,000	395,091
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), ASSD GTY, 5%, 2018	2,450,000	2,624,122
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), 5%, 2018	310,000	354,845
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), ASSD GTY, 5%, 2019	2,575,000	2,751,774
Los Angeles, CA, Regional Airports Improvement Corp., Facilities Lease Rev. (LAXFUEL Corp.), ASSD GTY, 5%, 2020	2,705,000	2,879,445
New York City, NY, Trust for Cultural Resources Rev. (Museum of Modern Art), “1A”, 5%, 2017	2,000,000	2,389,440
Oklahoma Industries Authority Rev. (Oklahoma Medical Research Foundation), 4.75%, 2014	1,060,000	1,112,353
Pennsylvania Industrial Development Authority Rev. (Economic Development), 5%, 2016	2,000,000	2,255,660
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 2022	3,000,000	3,218,280

		$28,885,267
Multi-Family Housing Revenue - 0.8%
Boston, MA, Housing Authority Capital Program Rev., AGM, 5%, 2015	$1,750,000	$1,867,985

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Multi-Family Housing Revenue - continued
Boston, MA, Housing Authority Capital Program Rev., AGM, 5%, 2017	$1,770,000	$1,969,107
Massachusetts Housing Finance Agency, Rental Housing Rev., “A”, AGM, 5.05%, 2018	2,000,000	2,055,040
New York, NY, Housing Development Corp., Multi-Family Housing Rev., “L-2”, 2%, 2045 (b)	3,000,000	3,007,410

		$8,899,542
Port Revenue - 0.6%
Louisiana Offshore Terminal Authority Deepwater Port Rev. (LOOP LLC Project), 1.375%, 2037 (b)	$2,115,000	$2,122,614
Louisiana Offshore Terminal Authority Deepwater Port Rev. (LOOP LLC Project), “B-1”, 1.875%, 2040 (b)	2,000,000	2,019,720
Port of Seattle, WA, Rev., “B”, 3%, 2015	2,285,000	2,399,890

		$6,542,224
Sales & Excise Tax Revenue - 1.8%
Illinois Sales Tax Rev., “B”, 3%, 2014	$5,000,000	$5,205,250
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “B”, 5%, 2017	3,500,000	4,184,040
Miami-Dade County, FL, Transit Sales Surtax Rev., AGM, 5%, 2017	1,500,000	1,762,530
Nassau County, NY, Interim Finance Authority Sales Tax, “A”, 4%, 2017	4,350,000	5,039,301
Nassau County, NY, Interim Finance Authority Sales Tax, “A”, 4%, 2018	2,275,000	2,682,020
Nassau County, NY, Interim Finance Authority Sales Tax, “A”, 4%, 2019	600,000	711,564

		$19,584,705
Single Family Housing - State - 1.8%
California Housing Finance Agency Rev. (Home Mortgage), “E”, FGIC, 5%, 2014	$1,435,000	$1,443,050
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 2023	2,300,000	2,357,845
California Housing Finance Agency Rev. (Home Mortgage), “K”, 4.55%, 2021	2,515,000	2,536,704
Colorado Housing & Finance Authority Rev., Single Family Program, “I”, 3.1%, 2013	2,835,000	2,860,373
Maryland Department of Housing & Community Development, “A”, 3.875%, 2016	1,575,000	1,674,020
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), “B”, GNMA, 6.05%, 2037	190,000	205,700
South Dakota Housing Development Authority, “B”, 2.7%, 2014	3,000,000	3,057,720

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Single Family Housing - State - continued
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	$230,000	$236,470
Virginia Housing Development Authority, Commonwealth Mortgage, “A-5”, 4.4%, 2015	295,000	304,998
West Virginia Housing Development Fund, “B”, 1.6%, 2014	2,000,000	2,010,960
West Virginia Housing Development Fund, “B”, 2%, 2015	1,085,000	1,096,610
West Virginia Housing Development Fund, “B”, 2.1%, 2015	1,750,000	1,772,365

		$19,556,815
Solid Waste Revenue - 0.1%
Maryland Industrial Development Financing Authority, Solid Waste Disposal, (Synagro-Baltimore), “A”, 5.25%, 2012	$500,000	$501,160
Maryland Industrial Development Financing Authority, Solid Waste Disposal, (Synagro-Baltimore), “A”, 5.25%, 2013	750,000	772,073
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (American Ref-fuel), “C”, 5.625%, 2024 (b)	300,000	300,498

		$1,573,731
State & Agency - Other - 1.0%
Kentucky Property & Buildings Commission Rev. (Project Number 100), “A”, 5%, 2020	$5,000,000	$6,175,300
Puerto Rico Government Development Bank, “B”, 5%, 2014	2,500,000	2,637,875
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, AMBAC, 5.5%, 2015	1,665,000	1,793,405

		$10,606,580
State & Local Agencies - 6.8%
Alabama Building Renovation Finance Authority Rev., 4%, 2017	$1,815,000	$2,044,216
Alabama Building Renovation Finance Authority Rev., 4%, 2018	1,000,000	1,138,270
Alabama Building Renovation Finance Authority Rev., 4%, 2019	1,615,000	1,853,277
Alabama Public School & College Authority, “A”, 5%, 2015	2,000,000	2,221,800
California Public Works Board Lease Rev., 5%, 2014	1,000,000	1,061,630
California Public Works Board Lease Rev. (Various Capital Projects), “G”, 4%, 2015	1,000,000	1,091,220
California Public Works Board Lease Rev. (Various Capital Projects), “G”, 4%, 2016	3,840,000	4,263,898
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (State Prison - Lassen County, Susanville), “I”, 5%, 2016	5,000,000	5,669,900
California Public Works Board Lease Rev., Department of Public Health (Richmond Laboratory), “J”, 4%, 2015	1,000,000	1,091,220
California Statewide Communities Development Authority Rev. (Proposition 1A Receivables Program), 5%, 2013	2,000,000	2,057,460

16

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
State & Local Agencies - continued
Chattanooga, TN, Industrial Development Board, Lease Rental Rev. (Southside Redevelopment Corp.), 5%, 2018	$5,120,000	$6,033,920
Florida Department Management Services Rev. “A”, AGM, 5.25%, 2015	1,875,000	2,091,169
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, AMBAC, 5%, 2020	2,200,000	2,203,916
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “B”, 5.5%, 2013 (c)	1,000,000	1,030,290
Greenville County, SC, School District Installment Purchase Rev., 5%, 2020	4,475,000	5,546,360
Hamilton Heights School Building Corp., First Mortgage, “N”, AGM, 5%, 2014	1,875,000	2,010,544
Hampton, VA, Museum Rev., 5%, 2014	760,000	788,827
New Jersey Economic Development Authority Rev., AGM, 5%, 2029 (b)	1,000,000	1,072,220
New York Municipal Bond Bank Agency, Special School Purpose Rev., 5%, 2016	5,500,000	6,416,465
New York Tobacco Settlement Financing Corp., “B”, 5%, 2018	2,000,000	2,397,700
New York Tobacco Settlement Financing Corp., “B-1C”, 5.5%, 2019	1,000,000	1,030,590
New York Urban Development Corp. Rev., “A”, 5.125%, 2015	675,000	726,638
Oklahoma Capitol Improvement Authority, State Facilities Rev. (Higher Education Projects), “A”, 2.25%, 2017	2,500,000	2,641,800
Orange County, NC, Public Facilities Co., Limited Obligation, 5%, 2020	500,000	618,650
Puerto Rico Infrastructure Financing Authority Rev. (Ports Authority Project), “C”, 3%, 2026 (b)	4,000,000	4,046,240
South Jersey, NJ, Port Corp. Rev. (Marine Terminal), “P-2”, 4%, 2015	2,420,000	2,535,168
Virginia Public Building Authority, Public Facilities Rev., “A”, 5%, 2013	2,500,000	2,588,350
Virginia Public Building Authority, Public Facilities Rev., “A”, 5%, 2016	1,250,000	1,448,000
Virginia Public School Authority, 5%, 2013	1,000,000	1,021,450
Virginia Public School Authority, “C”, 5%, 2018	1,000,000	1,221,910
Virginia, MN, Housing & Redevelopment Authority, Healthcare Facility Lease Rev., 5.25%, 2013	215,000	219,984
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, 5%, 2013	2,185,000	2,245,066
Wake County, NC, Annual Appropriation Ltd., Obligation Bonds, 5%, 2014	1,890,000	2,029,539

		$74,457,687

17

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Student Loan Revenue - 2.1%
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.875%, 2020	$5,000,000	$5,602,850
Massachusetts Educational Financing Authority Rev., “A”, 5.5%, 2017	2,800,000	3,202,080
Massachusetts Educational Financing Authority Rev., “J”, 5%, 2020	4,400,000	4,908,508
New Jersey Higher Education Assistance Authority Student Loan Rev., “1A”, 4%, 2012	2,000,000	2,005,200
New Mexico Educational Assistance Foundation, “A-1”, 5%, 2019	2,000,000	2,353,420
New Mexico Educational Assistance Foundation, “A-1”, 4%, 2020	1,500,000	1,683,345
New Mexico Educational Assistance Foundation, “B”, 4%, 2015	3,000,000	3,227,160

		$22,982,563
Tax - Other - 2.4%
Denver, CO, City & County Excise Tax Rev., “A”, ASSD GTY, 6%, 2021	$1,500,000	$1,885,170
Guam Government Ltd. Obligation Rev., “A”, 5%, 2013	825,000	852,811
New Jersey Economic Development Authority Rev., 5%, 2018	4,000,000	4,636,160
New Jersey Economic Development Authority Rev., Cigarette Tax, 5.375%, 2015	2,730,000	3,082,416
New York Dormitory Authority, State Personal Income Tax Rev., “A”, 1.75%, 2018	10,000,000	10,407,200
New York, NY, City Transitional Finance Authority Rev., Future Tax Secured, “A”, 5%, 2014	945,000	1,032,611
New York, NY, City Transitional Finance Authority Rev., Future Tax Secured, “A”, ETM, 5%, 2014 (c)	55,000	60,064
New York, NY, City Transitional Finance Authority Rev., Future Tax Secured, “C”, 5%, 2016	4,000,000	4,685,760

		$26,642,192
Tax Assessment - 2.1%
Colorado Housing & Finance Authority Rev. (Colorado Employment Compensation), “A”, 5%, 2014	$4,000,000	$4,281,880
Illinois Department of Employment Security, Unemployment Insurance and Fund Building Receipts Rev., “C”, 1.5%, 2021	2,500,000	2,516,150
Irvine, CA, Improvement Bond Act 1915, 2%, 2013	1,000,000	1,012,000
Irvine, CA, Improvement Bond Act 1915, 3%, 2014	500,000	517,480
Michigan Finance Authority Rev. (Unemployment Obligation Assessment), “A”, 5%, 2016	4,600,000	5,230,154
Michigan Finance Authority Rev. (Unemployment Obligation Assessment), “B”, 5%, 2022	5,000,000	5,716,100
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., “B”, 5%, 2023	1,770,000	1,997,622

18

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tax Assessment - continued
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., “B”, 5%, 2023	$1,060,000	$1,179,409

		$22,450,795
Tobacco - 2.4%
Alabama 21st Century Authority, Tobacco Settlement Rev., “A”, 4%, 2015	$1,000,000	$1,084,510
Alabama 21st Century Authority, Tobacco Settlement Rev., “A”, 5%, 2018	2,335,000	2,781,312
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 2024	1,775,000	1,534,221
Illinois Railsplitter Tobacco Settlement Authority, 6.25%, 2024	7,190,000	8,006,784
New Jersey Tobacco Settlement Financing Corp., 6.75%, 2013 (c)	1,460,000	1,514,838
New Jersey Tobacco Settlement Financing Corp., “1A”, 4.5%, 2023	3,835,000	3,743,459
Tobacco Securitization Authority, Minnesota Tobacco Settlement Rev., “B”, 5%, 2022	6,000,000	7,033,200

		$25,698,324
Toll Roads - 1.1%
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “B”, 5%, 2017	$1,000,000	$1,148,310
San Francisco, CA, Bay Area Toll Authority, Bridge Rev., “C”, 1.45%, 2045 (b)	2,500,000	2,536,125
Triborough Bridge & Tunnel Authority Rev., NY, “A-1”, 4%, 2038 (b)	2,895,000	2,897,953
Triborough Bridge & Tunnel Authority Rev., NY, “B”, 5.25%, 2016	5,000,000	5,007,050

		$11,589,438
Transportation - Special Tax - 2.1%
Chicago, IL, Transit Authority Capital Grant Receipts Rev., AMBAC, 5%, 2014	$2,000,000	$2,128,040
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 2020	2,175,000	2,716,727
Kentucky Turnpike Authority, Economic Development Rev., “A”, 5%, 2016	4,000,000	4,614,960
Missouri Highways & Transit Commission State Road Rev. (Federal Reimbursement), “A”, 5%, 2015	3,000,000	3,336,660
Nevada Highway Improvement Rev. (Motor Vehicle Fuel Tax), NATL, 5.5%, 2013	2,395,000	2,519,420
New Jersey Transportation Trust Fund Authority, “D”, 5%, 2018	2,500,000	3,026,975
New Mexico Finance Authority State Transportation Rev., 5%, 2018	2,000,000	2,441,560
New York Thruway Authority, Second General Highway & Bridge Trust Fund, “A-1”, 5%, 2019	1,350,000	1,648,607

19

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Transportation - Special Tax - continued
San Francisco, CA, Bay Area Rapid Transit District, Sales Tax Rev., “A”, 3%, 2015	$400,000	$426,564

		$22,859,513
Universities - Colleges - 12.7%
Alabama Private Colleges (Tuskegee University), “N”, ASSD GTY, 5%, 2015	$625,000	$692,175
Allegheny County, PA, Higher Education Building Authority Rev. (Chatham University), “A”, 5%, 2016	475,000	531,074
California Educational Facilities Authority Rev. (Chapman University), 5%, 2019	1,000,000	1,184,130
California Educational Facilities Authority Rev. (Chapman University), 5%, 2020	1,250,000	1,486,075
California Educational Facilities Authority Rev. (Loyola Marymount), “B”, FRN, 1.01%, 2015	1,725,000	1,732,745
California Educational Facilities Authority Rev. (Pitzer College), 5%, 2016	1,395,000	1,537,904
California Educational Facilities Authority Rev. (University of San Francisco), 5%, 2021	500,000	591,785
California Municipal Finance Authority Rev. (Biola University), 5%, 2018	650,000	740,136
Central Michigan University Rev., 5%, 2017	1,760,000	2,040,315
Connecticut Health & Educational Facilities Authority Rev. (Yale University), “A-3”, 2%, 2049 (b)	3,000,000	3,014,250
Delaware County, PA, Authority University Rev. (Villanova University), 4%, 2016	250,000	277,453
Delaware County, PA, Authority University Rev. (Villanova University), 5%, 2017	425,000	500,034
Delaware County, PA, Authority University Rev. (Villanova University), 5%, 2018	305,000	364,966
Delaware County, PA, Authority University Rev. (Villanova University), 5%, 2019	250,000	301,430
District of Columbia University Rev. (Georgetown University), “A”, 5%, 2013	1,400,000	1,424,738
El Paso County, CO, Rev. (Colorado College), 2%, 2013	1,030,000	1,033,677
El Paso County, CO, Rev. (Colorado College), 5%, 2014	1,090,000	1,146,168
Erie, PA, Higher Education Building Authority Rev. (Mercyhurst College), 4.35%, 2014	640,000	667,130
Erie, PA, Higher Education Building Authority Rev. (Mercyhurst College), 5%, 2018	1,075,000	1,215,363
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 2021	1,300,000	1,490,827

20

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Universities - Colleges - continued
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 2022	$600,000	$686,580
Fulton County, GA, Development Authority Rev. (Georgia Tech Athletic Association), “A”, 5%, 2019	5,000,000	6,020,100
Hempstead, NY, Local Development Corp. Rev. (Adelphi University Project), 5%, 2022	1,140,000	1,313,052
Illinois Educational Facilities Authority Rev. (Art Institute Chicago), “A”, 4.3%, 2030 (b)	500,000	540,295
Illinois Finance Authority Rev. (Depaul University), “B”, 5%, 2020	3,335,000	3,990,428
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2016	1,000,000	1,053,320
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2017	2,000,000	2,064,940
Illinois Finance Authority Rev. (Roosevelt University Project), 5%, 2015	1,000,000	1,078,430
Illinois Finance Authority Rev. (Roosevelt University Project), 5.25%, 2019	570,000	648,489
Illinois Finance Authority Rev. (The Art Institute of Chicago), “A”, 4%, 2014	1,000,000	1,045,650
Illinois Finance Authority Rev. (The Art Institute of Chicago), “A”, 5%, 2015	900,000	988,326
Illinois Finance Authority Rev. (University of Chicago), “B”, 5%, 2017	1,000,000	1,181,000
Indiana Finance Authority Rev. (Butler University), “A”, 5%, 2022	1,000,000	1,162,050
Indiana University Rev., “A”, 5%, 2020	1,000,000	1,252,890
Indiana University Rev., “A”, 5%, 2021	1,000,000	1,262,190
Indiana University Rev., “A”, 5%, 2022	1,000,000	1,269,130
Iowa Higher Education Loan Authority Rev., Private College Facilities (Upper Iowa University), 5%, 2015	550,000	604,109
Iowa Higher Education Loan Authority Rev., Private College Facilities (Upper Iowa University), 5%, 2016	845,000	944,093
Iowa Higher Education Loan Authority Rev., Private College Facilities (Upper Iowa University), 5%, 2017	730,000	825,871
Jackson State University, MS, Educational Building Corp. Rev. “A-1”, 5%, 2015	1,490,000	1,617,827
Lone Star College System, TX, “A”, 5%, 2018	4,250,000	5,185,978
Massachusetts Development Finance Agency Rev. (Boston University), “V-2”, 2.875%, 2014	2,250,000	2,338,988
Massachusetts Development Finance Agency Rev. (Brandeis University), “O-2”, 3%, 2013	2,680,000	2,742,926
Massachusetts Development Finance Agency Rev. (Brandeis University), “O-2”, 3%, 2014	2,675,000	2,770,043

21

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Universities - Colleges - continued
Massachusetts Development Finance Agency Rev. (Hampshire College), 5.15%, 2014	$65,000	$67,414
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2018	1,485,000	1,722,021
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2019	1,605,000	1,873,340
Massachusetts Development Finance Agency Rev. (Tufts University), “P”, 3%, 2036 (b)	3,000,000	3,216,300
Massachusetts Development Finance Agency Rev. (Wheelock), “C”, 5%, 2017	1,755,000	1,990,152
Massachusetts Health & Educational Facilities Authority Rev. (Springfield College), 5%, 2014	1,010,000	1,085,972
Massachusetts Health & Educational Facilities Authority Rev. (Springfield College), 5%, 2016	1,115,000	1,246,648
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts), “A”, 2.2%, 2030 (b)	2,000,000	2,015,640
Medical Center, Educational Building Corp. Rev. (University of Mississippi), 4%, 2014	1,240,000	1,301,864
Medical Center, Educational Building Corp. Rev. (University of Mississippi), 4%, 2015	2,330,000	2,508,292
Michigan University Rev. (Wayne State University), “A”, 5%, 2013	1,000,000	1,044,590
Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Institute of Technology), “A”, 5.25%, 2017	430,000	490,836
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	1,710,000	2,071,426
New York Dormitory Authority Rev. (Fordham University), 2%, 2014	1,170,000	1,200,666
New York Dormitory Authority Rev. (Fordham University), 4%, 2015	1,000,000	1,088,600
New York, NY, Trust for Cultural Resources Rev. (Juilliard School), 2.1%, 2036 (b)	2,000,000	2,077,300
New York, NY, Trust for Cultural Resources Rev. (Juilliard School), “B”, 1.35%, 2036 (b)	5,000,000	5,039,050
Niagara, NY, Area Development Corp. Rev. (Niagara University), “A”, 5%, 2017	200,000	228,036
Niagara, NY, Area Development Corp. Rev. (Niagara University), “A”, 5%, 2018	250,000	288,945
Ohio State University, “A”, 5%, 2012	1,415,000	1,419,938
Ohio State University, “A”, ETM, 5%, 2012 (c)	85,000	85,297
Oregon Health & Science University Rev., “A”, 5%, 2018	785,000	926,889
Pennsylvania Economic Development Financing Authority Unemployment Compensation Rev., ”B”, 5.25%, 2017	1,000,000	1,173,290
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), 5%, 2017	1,000,000	1,165,100

22

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Universities - Colleges - continued
Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), 5%, 2018	$500,000	$594,200
Pennsylvania Higher Educational Facilities Authority Rev. (Temple University), 3%, 2015	500,000	527,750
Pennsylvania Higher Educational Facilities Authority Rev. (Temple University), 4%, 2016	350,000	386,929
Pennsylvania Higher Educational Facilities Authority Rev. (Temple University), 4%, 2017	500,000	563,105
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 4%, 2015	400,000	425,968
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 4%, 2016	390,000	419,921
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 4%, 2017	870,000	942,428
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 2014	1,000,000	1,026,730
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (International American University of Puerto Rico Project), 4%, 2014	1,000,000	1,045,620
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 2%, 2013	250,000	251,660
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 3%, 2015	410,000	424,809
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 3%, 2016	400,000	416,176
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 3%, 2018	620,000	634,514
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 4%, 2020	500,000	527,375
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5%, 2019	1,250,000	1,391,638
South Carolina Educational Facilities Authority, Private Nonprofit Institutions (Furman University), 3%, 2013	1,000,000	1,019,350
St. Lawrence County, NY, Industrial Development Agency (St. Lawrence University), 5%, 2016	1,000,000	1,133,090
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (New York Institute of Technology), 5.25%, 2017	500,000	538,690
Texas Tech University Rev., Refunding & Improvement, “A”, 4.25%, 2021	2,000,000	2,381,860

23

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Universities - Colleges - continued
Texas Tech University Rev., Refunding & Improvement, “A”, 4.25%, 2022	$2,000,000	$2,348,260
Tompkins County, NY, Industrial Development Agency Rev. (Ithaca College), 5%, 2016	3,000,000	3,298,680
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 5.5%, 2022	1,000,000	1,151,490
University of Delaware Rev., “B”, 4%, 2013	1,500,000	1,555,980
University of Southern Indiana Rev., “J”, ASSD GTY, 4%, 2016	1,000,000	1,104,090
University of Texas, Permanent University Fund, “B”, 5%, 2014 (c)	2,000,000	2,155,800
University of Texas, Permanent University Fund, “C”, 5%, 2021	1,000,000	1,135,880
Utah Board of Regents Auxiliary & Campus Facilities System Rev., “A”, NATL, 5%, 2018	1,090,000	1,192,275
Utah Board of Regents Student Loan Rev., “EE-2”, 5%, 2017	5,000,000	5,949,450
Washington Higher Education Facilities Authority Rev. (Gonzaga University), “A”, 5%, 2014	3,315,000	3,480,021
Western Michigan University Rev., ASSD GTY, 5.25%, 2014	1,000,000	1,088,900

		$138,999,325
Universities - Dormitories - 0.3%
California Statewide Communities Development Authority Student Housing (University of California-Irvine), 5%, 2014	$1,000,000	$1,060,490
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5%, 2017	825,000	922,787
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5%, 2018	1,005,000	1,135,580

		$3,118,857
Universities - Secondary Schools - 0.2%
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 2%, 2013	$110,000	$110,682
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 2.25%, 2017	175,000	176,244
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 3.25%, 2022	1,460,000	1,444,378

		$1,731,304
Utilities - Investor Owned - 7.0%
Beaver County, PA, Industrial Development Authority, Pollution Control Rev. (Duquesne Light Co.), “C”, 4.75%, 2033 (b)	$2,000,000	$2,233,820
Brazos River, TX, Authority Rev. (Centerpoint Energy), “B”, FGIC, 4.25%, 2017	1,260,000	1,306,431
California Statewide Communities Development Authority Poll (Southern California Edison Co.), “A”, SYNCORA, 4.1%, 2028 (b)	500,000	507,160

24

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Utilities - Investor Owned - continued
Chesapeake, VA., Economic Development Authority Pollution Control (Virginia Electric Power Co.) Rev., 3.6%, 2032 (b)	$1,000,000	$1,007,900
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “A”, 1.65%, 2018	3,500,000	3,554,005
Connecticut Development Authority, Pollution Control Rev. (Connecticut Light & Power Co.), “A”, 1.55%, 2031 (b)	2,000,000	2,009,420
De Soto Parish, LA, Pollution Control Rev. (Southwestern Electric Power Co.), 3.25%, 2019 (b)	2,500,000	2,594,700
Escambia County, FL, Solid Waste Disposal Rev. (Gulf Power Co.), 1.35%, 2039 (b)	2,500,000	2,508,200
Farmington, NM, Pollution Control Rev. (El Paso Electric Company Four Corners Project), “A”, 1.875%, 2032 (b)	2,500,000	2,511,600
Farmington, NM, Pollution Control Rev. (Public Service Co. of New Mexico), “B”, 4.75%, 2040 (b)	2,000,000	2,186,920
Farmington, NM, Pollution Control Rev. (Public Service of Arizona), “C”, 2.875%, 2024 (b)	1,000,000	1,014,890
Farmington, NM, Pollution Control Rev. (Southern California Edison Co.), “A”, 2.875%, 2029 (b)	2,400,000	2,504,928
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), “B”, SYNCORA, 5%, 2022	5,000,000	5,039,800
Hillsborough County, FL, Industrial Development Authority (Tampa Electric), 5.15%, 2025 (b)	1,000,000	1,036,490
Illinois Finance Authority Gas Supply Rev. (Peoples Gas Light & Coke Co.), 2.125%, 2030 (b)	1,900,000	1,934,998
Indiana Finance Authority Environmental Facilities Rev. (Indianapolis Power & Light Co.), “B”, 4.9%, 2016	1,000,000	1,101,130
Iowa Finance Authority Pollution Control Facilities Rev. (Interstate Power & Light), FGIC, 5%, 2014	1,000,000	1,060,050
Louisa, VA, Industrial Development Authority, Pollution Control Rev. (VEPCO), “C”, 1.5%, 2035 (b)	2,000,000	2,034,940
Louisa, VA, Industrial Development Authority, Solid Waste & Sewer Disposal (VEPCO), “A”, 2.5%, 2031 (b)	1,000,000	1,004,450
Louisiana Public Facilities Authority Rev. (Entergy Gulf States Louisiana LLC), “B”, 2.875%, 2015	2,000,000	2,065,840
Maryland Economic Development Corp., Pollution Control Rev. (Potomac Electric Power Co.), 6.2%, 2022	1,045,000	1,285,559
Mason County, WV, Pollution Control Rev. (Appalachian Power Co.), “L”, 2%, 2022 (b)	3,000,000	3,059,340
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	220,000	270,422
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 2020	1,000,000	1,238,480

25

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Utilities - Investor Owned - continued
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 3.05%, 2024 (b)	$1,000,000	$1,001,080
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.25%, 2029 (b)	1,000,000	1,085,230
Mississippi Business Finance Corp., Rev. (Mississippi Power Co. Project), 2.25%, 2040 (b)	2,000,000	2,006,280
Missouri Environmental Improvement & Energy Resources Authority (Kansas Power & Light Co.), SYNCORA, 5.25%, 2017 (b)	1,000,000	1,012,750
Mobile, AL, Industrial Development Board, Pollution Control Rev. (Alabama Power Co.), 1.65%, 2034 (b)	1,000,000	1,015,260
Mobile, AL, Industrial Development Board, Pollution Control Rev. (Alabama Power Co.), 0.58%, 2034 (b)	5,000,000	5,000,400
Navajo County, AZ, Pollution Control Corp. Rev. (Arizona Public Service Co.), “C”, 5.5%, 2034 (b)	1,000,000	1,070,180
New Hampshire Business Finance Authority, Pollution Control Rev. (United Illuminating Co.), 4.5%, 2027 (b)	1,960,000	2,104,511
New York Energy Research & Development Authority, Pollution Control Rev. (New York Electric & Gas Corp.), “A”, 2.125%, 2015	2,500,000	2,561,900
New York Energy Research & Development Authority, Pollution Control Rev. (Rochester Gas & Electric Corp.), “A”, NATL, 4.75%, 2032 (b)	1,130,000	1,265,284
Ohio Air Quality Development Authority Rev. (FirstEnergy Generation Corp.), “A”, 2.25%, 2023 (b)	1,500,000	1,508,955
Ohio Air Quality Development Authority Rev. (FirstEnergy Generation Project), 2.25%, 2029 (b)	1,500,000	1,504,950
Pennsylvania Economic Development Financing Authority (PPL Energy Supply LLC), 3%, 2038 (b)	3,000,000	3,130,650
Pima County, AZ, Industrial Development Authority Pollution Control Rev. (Tucson Electric Power Co.), “A”, 4.95%, 2020	2,360,000	2,703,144
State of Indiana Finance Authority, Environmental Rev. (Duke Energy Indiana, Inc.), “A-2”, 3.375%, 2019	3,000,000	3,216,090
York County, VA, Economic Development Authority Pollution Control Rev. (Virginia Electric & Power Co.), “A”, 4.05%, 2033 (b)	1,000,000	1,040,420

		$76,298,557
Utilities - Municipal Owned - 5.4%
American Municipal Power, Inc. Rev. (AMP Fremont Energy Center Project), “B”, 5%, 2017	$1,260,000	$1,449,945
California Department of Water Resources, Power Supply Rev., “L”, 5%, 2018	3,510,000	4,270,617
California Department of Water Resources, Power Supply Rev., “M”, 4%, 2019	3,000,000	3,526,980

26

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Utilities - Municipal Owned - continued
California Infrastructure & Economic Development Bank Rev., “A”, 4%, 2015	$1,260,000	$1,341,446
Energy Northwest, WA, Wind Project Rev., NATL, 5%, 2013	280,000	287,840
Florida Municipal Power Agency Rev. (St. Lucie Project), “A”, 5%, 2019	2,365,000	2,828,871
Florida Municipal Power Agency Rev. (St. Lucie Project), “A”, 5%, 2020	1,330,000	1,596,705
Georgia Municipal Electric Authority Power Rev., “GG”, 5%, 2020	500,000	609,210
Georgia Municipal Electric Authority Power Rev., “GG”, 5%, 2021	1,000,000	1,226,380
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), “Q”, 5%, 2021	1,750,000	2,122,208
Guam Power Authority Rev., “A”, AGM, 5%, 2021	1,500,000	1,731,630
Harris County, TX, Cultural Education Facilities Finance Corp., Thermal Utilities Rev. (Teco Project), “A”, 5%, 2014	1,000,000	1,078,620
Indianapolis, IN, Gas Utility Rev., ASSD GTY, 5%, 2030 (b)	1,500,000	1,552,440
Los Angeles, CA, Department of Water & Power Rev., “A”, 5%, 2019	1,000,000	1,236,590
Louisville & Jefferson County, KY, Metropolitan Government Pollution Control Rev. (Louisville Gas & Electric Co.), “A”, 1.65%, 2033 (b)	2,700,000	2,715,309
Memphis, TN, Electric System Rev., 5%, 2014	1,500,000	1,639,635
Metropolitan Government of Nashville & Davidson County, TN, Electric System Rev., “B”, 5%, 2021	7,500,000	9,491,025
Nebraska Public Power District Rev., “C”, 5%, 2019	1,000,000	1,186,100
New York Energy Research & Development Authority, Pollution Control Rev. (New York Electric & Gas Corp.), “C”, 3%, 2029 (b)	1,000,000	1,011,430
North Carolina Eastern Municipal Power Agency, “A”, 5%, 2014	1,000,000	1,051,300
North Carolina Municipal Power Agency No. 1, Catawba Electric Rev., “A”, 5.5%, 2013	340,000	342,723
North Carolina Municipal Power Agency No. 1, Catawba Electric Rev., “A”, ETM, 5.5%, 2013 (c)	160,000	161,302
Northern California Power Agency Rev., “A”, 4%, 2013	1,000,000	1,022,810
Orlando, FL, Utilities Commission Utility System Rev., “C”, 5%, 2013	1,335,000	1,390,950
Piedmont, SC, Municipal Power Agency Electric Rev., “A-2”, 5%, 2018	750,000	869,648
Puerto Rico Electric Power Authority Power Rev., “B”, 5%, 2016	5,000,000	5,483,500
Sacramento, CA, Municipal Utility District, “X”, 5%, 2020	1,750,000	2,160,410
Sam Rayburn, TX, Municipal Power Agency, Power Supply System Rev., 5%, 2014	1,000,000	1,074,520
Seattle, WA, Municipal Light & Power Rev., “B”, 5%, 2018	4,000,000	4,823,680

		$59,283,824

27

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Utilities - Other - 1.4%
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2015	$190,000	$206,291
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2016	1,175,000	1,307,246
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.125%, 2016	1,045,000	1,158,748
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 2022	2,455,000	2,848,708
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2021	1,000,000	1,189,170
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2016	270,000	309,417
Indiana Bond Bank Special Program, Gas Rev., “A”, 5%, 2017	1,350,000	1,556,240
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2018	355,000	421,108
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Rev., “A”, 5.25%, 2020	930,000	1,091,327
Nebraska Central Plains Energy Project, Gas Project Rev., 5%, 2020	1,710,000	1,951,931
Nebraska Central Plains Energy Project, Gas Project Rev., 5%, 2021	2,000,000	2,274,720
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2019	1,000,000	1,140,480

		$15,455,386
Water & Sewer Utility Revenue - 7.6%
Atlanta, GA, Water & Wastewater Rev., “A”, FGIC, 5.5%, 2014	$1,185,000	$1,297,148
Birmingham, AL, Waterworks Board Water Rev., 3%, 2015	3,730,000	3,863,236
Clairton, PA, Municipal Authority, “B”, 2%, 2013	425,000	428,885
Clairton, PA, Municipal Authority, “B”, 2%, 2014	435,000	438,619
Clairton, PA, Municipal Authority, “B”, 4%, 2015	375,000	398,505
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 5%, 2017	2,000,000	2,138,400
Dallas, TX, Waterworks & Sewer Systems Rev., 3%, 2017	1,000,000	1,106,130
DeKalb County, GA, Water & Sewer Rev., “A”, 5%, 2021	1,000,000	1,238,990
Detroit, MI, Water & Sewerage Department, Sewage Disposal System Rev., “A”, AGM, 5%, 2016	2,500,000	2,821,500
Fort Worth, TX, Water & Sewer Rev., Refunding & Improvement, 5%, 2020	2,940,000	3,649,157
Houston, TX, Utilities Systems Rev., NATL, 5.25%, 2014	1,485,000	1,596,004
Houston, TX, Utilities Systems Rev., “A”, AGM, 5%, 2012	1,500,000	1,501,995
Los Angeles County, CA, Public Works Financing Authority Lease Rev. (Multiple Capital Project II), 5%, 2018	500,000	594,360
Los Angeles County, CA, Sanitation Districts Financing Authority Rev. (Capital Projects), “A”, 5%, 2020	5,000,000	6,304,200
Los Angeles, CA, Wastewater System Rev., “A”, NATL, 5.25%, 2019	3,185,000	3,272,078

28

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Water & Sewer Utility Revenue - continued
Miami-Dade County, FL, Water & Sewer Rev., 4%, 2014	$1,000,000	$1,067,480
Minnesota Public Facilities Authority, Revolving Fund Rev., “C”, 5%, 2019	9,215,000	11,410,289
Mississippi Development Bank Special Obligation (Hattiesburg Water & Sewer), “N”, AMBAC, 5%, 2015	1,000,000	1,074,830
Nashville & Davidson County, TN, Metropolitan Government Water & Sewer Rev., “A”, AGM, 5%, 2017	1,000,000	1,175,350
New York Environmental Facilities Corp. Rev., “C”, 5%, 2020	3,395,000	4,293,011
New York Environmental Facilities Corp. Rev., “C”, 5%, 2020	2,825,000	3,599,587
New York Environmental Facilities Corp. Rev., “I”, 5%, 2013	1,000,000	1,029,420
North Hudson, NJ, Sewerage Authority, Gross Rev. Lease Certificates, “A”, 4%, 2017	775,000	865,760
North Hudson, NJ, Sewerage Authority, Gross Rev. Lease Certificates, “A”, 4%, 2018	2,250,000	2,552,175
North Hudson, NJ, Sewerage Authority, Gross Rev. Lease Certificates, “A”, 5%, 2019	3,580,000	4,306,704
Nueces River Authority, Texas Water Supply Rev. (Corpus Christi Project), AGM, 5%, 2013	540,000	555,935
Ohio Water Development Authority, Water Pollution Control Rev., 5.25%, 2020	2,000,000	2,549,720
Ohio Water Development Authority, Water Pollution Control Rev. (Water Quality), “A”, 3.25%, 2013	1,470,000	1,495,799
Phoenix, AZ, Civic Improvement Corp., Water System Rev., FGIC, 5.5%, 2021	1,260,000	1,634,422
Portland, OR, Sewer System Rev. , “A”, 5%, 2018	5,000,000	6,042,700
Sebring, FL, Water & Wastewater, ETM, FGIC, 5.25%, 2013 (c)	690,000	695,348
Southern California Metropolitan Water District Rev., “E-3”, 3.5%, 2037 (b)	4,000,000	4,444,920
Virginia Resources Authority, Clean Water Rev., 5%, 2019	1,980,000	2,368,694
Wisconsin Clean Water Rev., “1”, 3%, 2013	1,000,000	1,016,060

		$82,827,411
Total Municipal Bonds (Identified Cost, $1,009,909,125)		$1,053,856,725

Floating Rate Demand Notes - 0.7%
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “A”, 0.16%, due 11/01/12	$2,900,000	$2,900,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “B”, 0.16%, due 11/01/12	3,200,000	3,200,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 0.16%, due 11/01/12	1,600,000	1,600,000
Total Floating Rate Demand Notes, at Cost and Value		$7,700,000

29

Portfolio of Investments (unaudited) – continued

Money Market Funds - 2.4%
Issuer	Shares/Par	Value ($)
MFS Institutional Money Market Portfolio, 0.16%, at Cost and Net Asset Value (v)	25,864,178	$25,864,178
Total Investments (Identified Cost, $1,043,473,303)		$1,087,420,903

Other Assets, Less Liabilities - 0.5%		5,221,499
Net Assets - 100.0%		$1,092,642,402

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
FGIC	Financial Guaranty Insurance Co.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RADIAN	Radian Asset Assurance, Inc.
SYNCORA	Syncora Guarantee Inc.

See Notes to Financial Statements

30

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 10/31/12 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $1,017,609,125)	$1,061,556,725
Underlying affiliated funds, at cost and value	25,864,178
Total investments, at value (identified cost, $1,043,473,303)	$1,087,420,903
Cash	184,365
Receivables for
Investments sold	875,000
Fund shares sold	8,371,852
Interest	11,714,040
Other assets	1
Total assets	$1,108,566,161
Liabilities
Payables for
Distributions	$266,374
Investments purchased	12,943,788
Fund shares reacquired	2,328,271
Payable to affiliates
Investment adviser	36,958
Shareholder servicing costs	270,329
Distribution and service fees	22,302
Payable for independent Trustees’ compensation	1,451
Accrued expenses and other liabilities	54,286
Total liabilities	$15,923,759
Net assets	$1,092,642,402
Net assets consist of
Paid-in capital	$1,048,055,467
Unrealized appreciation (depreciation) on investments	43,947,600
Accumulated net realized gain (loss) on investments	343,833
Undistributed net investment income	295,502
Net assets	$1,092,642,402
Shares of beneficial interest outstanding	132,003,736

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$625,353,111	75,536,923	$8.28
Class B	1,631,205	197,247	8.27
Class C	174,378,134	21,051,812	8.28
Class I	291,279,952	35,217,754	8.27

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $8.49 [100 / 97.50 x $8.28]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

31

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 10/31/12 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$13,792,559
Dividends from underlying affiliated funds	32,582
Total investment income	$13,825,141
Expenses
Management fee	$1,997,736
Distribution and service fees	1,559,622
Shareholder servicing costs	397,691
Administrative services fee	75,171
Independent Trustees’ compensation	10,012
Custodian fee	61,575
Shareholder communications	21,710
Audit and tax fees	23,662
Legal fees	5,800
Miscellaneous	110,288
Total expenses	$4,263,267
Fees paid indirectly	(2)
Reduction of expenses by investment adviser and distributor	(297,453)
Net expenses	$3,965,812
Net investment income	$9,859,329
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investments (identified cost basis)	$479,294
Change in unrealized appreciation (depreciation) on investments	$4,510,527
Net realized and unrealized gain (loss) on investments	$4,989,821
Change in net assets from operations	$14,849,150

See Notes to Financial Statements

32

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 10/31/12 (unaudited)	Year ended 4/30/12
From operations
Net investment income	$9,859,329	$17,581,801
Net realized gain (loss) on investments	479,294	2,658,429
Net unrealized gain (loss) on investments	4,510,527	26,372,287
Change in net assets from operations	$14,849,150	$46,612,517
Distributions declared to shareholders
From net investment income	$(9,449,277)	$(17,359,066)
Change in net assets from fund share transactions	$167,077,956	$162,182,970
Total change in net assets	$172,477,829	$191,436,421
Net assets
At beginning of period	920,164,573	728,728,152
At end of period (including undistributed net investment income of $295,502 and accumulated distributions in excess of net investment income of $114,550, respectively)	$1,092,642,402	$920,164,573

See Notes to Financial Statements

33

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
Class A			2012	2011		2010	2009	2008

Net asset value, beginning of period	$8.23		$7.93	$7.93		$7.71	$7.67	$7.70
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.19	$0.19		$0.22	$0.25	$0.27
Net realized and unrealized gain (loss) on investments	0.04		0.30	(0.00	)(w)	0.22	0.05	(0.02)
Total from investment operations	$0.13		$0.49	$0.19		$0.44	$0.30	$0.25
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.19)	$(0.19)		$(0.22)	$(0.26)	$(0.28)
Net asset value, end of period (x)	$8.28		$8.23	$7.93		$7.93	$7.71	$7.67
Total return (%) (r)(s)(t)(x)	1.63	(n)	6.20	2.41		5.80	3.99	3.25
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79	(a)	0.80	0.81		0.80	0.77	0.78
Expenses after expense reductions (f)	0.69	(a)	0.70	0.70		0.70	0.63	0.63
Net investment income	2.08	(a)	2.33	2.41		2.84	3.33	3.53
Portfolio turnover	5	(n)	17	9		8	15	30
Net assets at end of period (000 omitted)	$625,353		$563,330	$589,476		$482,962	$214,796	$124,161

See Notes to Financial Statements

34

Financial Highlights – continued

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
Class B			2012	2011		2010	2009	2008

Net asset value, beginning of period	$8.22		$7.92	$7.92		$7.70	$7.66	$7.69
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.13	$0.13		$0.17	$0.20	$0.21
Net realized and unrealized gain (loss) on investments	0.04		0.30	(0.00	)(w)	0.21	0.04	(0.02)
Total from investment operations	$0.10		$0.43	$0.13		$0.38	$0.24	$0.19
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.13)	$(0.13)		$(0.16)	$(0.20)	$(0.22)
Net asset value, end of period (x)	$8.27		$8.22	$7.92		$7.92	$7.70	$7.66
Total return (%) (r)(s)(t)(x)	1.25	(n)	5.42	1.65		5.03	3.22	2.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.54	(a)	1.55	1.55		1.54	1.52	1.53
Expenses after expense reductions (f)	1.45	(a)	1.45	1.46		1.46	1.37	1.38
Net investment income	1.34	(a)	1.60	1.68		2.19	2.63	2.79
Portfolio turnover	5	(n)	17	9		8	15	30
Net assets at end of period (000 omitted)	$1,631		$1,856	$3,312		$6,231	$10,486	$10,454

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
Class C			2012	2011		2010	2009	2008

Net asset value, beginning of period	$8.24		$7.94	$7.93		$7.71	$7.67	$7.71
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.12	$0.12		$0.16	$0.19	$0.21
Net realized and unrealized gain (loss) on investments	0.04		0.30	0.01	(g)	0.21	0.04	(0.04)
Total from investment operations	$0.09		$0.42	$0.13		$0.37	$0.23	$0.17
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.12)	$(0.12)		$(0.15)	$(0.19)	$(0.21)
Net asset value, end of period (x)	$8.28		$8.24	$7.94		$7.93	$7.71	$7.67
Total return (%) (r)(s)(t)(x)	1.07	(n)	5.29	1.67		4.90	3.11	2.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.54	(a)	1.55	1.55		1.57	1.62	1.63
Expenses after expense reductions (f)	1.54	(a)	1.55	1.55		1.55	1.48	1.48
Net investment income	1.23	(a)	1.47	1.56		1.98	2.46	2.68
Portfolio turnover	5	(n)	17	9		8	15	30
Net assets at end of period (000 omitted)	$174,378		$150,584	$121,803		$111,259	$44,185	$21,959

See Notes to Financial Statements

35

Financial Highlights – continued

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
Class I			2012	2011 (i)

Net asset value, beginning of period	$8.23		$7.93	$8.09
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.20	$0.13
Net realized and unrealized gain (loss) on investments	0.04	(g)	0.30	(0.16	)(g)
Total from investment operations	$0.13		$0.50	$(0.03)
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.20)	$(0.13)
Net asset value, end of period (x)	$8.27		$8.23	$7.93
Total return (%) (r)(s)(x)	1.58	(n)	6.35	(0.32	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.54	(a)	0.54	0.56	(a)
Expenses after expense reductions (f)	0.54	(a)	0.54	0.53	(a)
Net investment income	2.22	(a)	2.40	2.55	(a)
Portfolio turnover	5	(n)	17	9
Net assets at end of period (000 omitted)	$291,280		$204,394	$14,138

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class I inception, August 30, 2010, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net asset values which include adjustments made in accordance with the U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

36

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Municipal Limited Maturity Fund (the fund) is a series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the-counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, the security could decline in value, interest from the security could become taxable and the funds may be required to issue Forms 1099-DIV.

In this reporting period the fund adopted FASB Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

37

Notes to Financial Statements (unaudited) – continued

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar

38

Notes to Financial Statements (unaudited) – continued

securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,053,856,725	$—	$1,053,856,725
Short Term Securities	—	7,700,000	—	7,700,000
Mutual Funds	25,864,178	—	—	25,864,178
Total Investments	$25,864,178	$1,061,556,725	$—	$1,087,420,903

For further information regarding security characteristics, see the Portfolio of Investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended October 31, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order

39

Notes to Financial Statements (unaudited) – continued

to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

4/30/12
Tax-exempt income	$17,359,066

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 10/31/12
Cost of investments	$1,042,180,077
Gross appreciation	46,059,877
Gross depreciation	(819,051)
Net unrealized appreciation (depreciation)	$45,240,826

As of 4/30/12
Undistributed tax-exempt income	1,409,957
Capital loss carryforwards	(1,010,481)
Other temporary differences	(1,524,507)
Net unrealized appreciation (depreciation)	40,312,093

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after April 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of April 30, 2012, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
4/30/16	$(159,517)
4/30/17	(616,758)
4/30/18	(234,206)
Total	$(1,010,481)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and

40

Notes to Financial Statements (unaudited) – continued

common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B will convert to Class A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 10/31/12	Year ended 4/30/12 (i)
Class A	$5,894,245	$13,927,762
Class B	11,030	39,523
Class C	931,486	1,904,360
Class I	2,612,516	1,487,421
Total	$9,449,277	$17,359,066

(i)	For Class I, the period is from inception, August 30, 2010, through the stated period end.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that operating expenses do not exceed 0.15% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2013. For the six months ended October 31, 2012, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $120,436 for the six months ended October 31, 2012, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

41

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%	$737,176
Class B	0.75%	0.25%	1.00%	0.91%	8,743
Class C	0.75%	0.25%	1.00%	1.00%	813,703
Total Distribution and Service Fees					$1,559,622

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2012 based on each class’ average daily net assets. 0.10% of the Class A service fee is currently being waived under a written waiver agreement. For the six months October 31, 2012, this waiver amounted to $294,866 and is reflected as a reduction of total expenses in the Statement of Operations. For one year from date of purchase of Class B shares, assets attributable to such Class B shares are subject to the 0.25% annual Class B service fee. On assets attributable to all other Class B shares, 0.15% of the Class B service fee is being paid by the fund and 0.10% of the Class B service fee is currently being waived under a written waiver agreement. For the six months ended October 31, 2012, this waiver amounted to $832 and is reflected as a reduction of total expenses in the Statement of Operations. These written waiver agreements will continue until modified by the fund’s Board of Trustees, but such agreements will continue at least until August 31, 2013.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2012, were as follows:

Amount
Class A	$82,172
Class B	3,059
Class C	19,027

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended October 31, 2012, the fee was $67,211, which equated to 0.0134% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended October 31, 2012, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $330,480.

42

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended October 31, 2012 was equivalent to an annual effective rate of 0.0150% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a net decrease pension expense of $13 and is included in independent Trustees’ compensation for the six months ended October 31, 2012. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $3,776 at October 31, 2012, and is included in “Payable for independent Trustees’ compensation” on the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended October 31, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $3,995 and are included in “Miscellaneous” expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,755, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” on the Statement of Operations. This money market fund does not pay a management fee to MFS.

43

Notes to Financial Statements (unaudited) – continued

(4) Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $227,726,618 and $49,053,545, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 10/31/12		Year ended 4/30/12 (i)
	Shares	Amount	Shares	Amount
Shares sold
Class A	16,135,446	$133,299,766	35,564,094	$288,496,210
Class B	14,099	116,324	75,960	613,979
Class C	4,412,482	36,473,633	6,150,308	50,032,037
Class I	13,978,498	115,389,337	26,342,546	215,361,960
	34,540,525	$285,279,060	68,132,908	$554,504,186

Shares issued to shareholders in reinvestment of distributions
Class A	609,522	$5,037,714	1,339,652	$10,874,871
Class B	957	7,897	3,329	26,959
Class C	81,994	678,065	154,917	1,258,125
Class I	234,724	1,938,189	114,089	931,266
	927,197	$7,661,865	1,611,987	$13,091,221

Shares reacquired
Class A	(9,631,018)	$(79,537,374)	(42,779,854)	$(348,193,636)
Class B	(43,497)	(358,869)	(271,524)	(2,198,366)
Class C	(1,722,483)	(14,240,012)	(3,369,790)	(27,302,987)
Class I	(3,844,155)	(31,726,714)	(3,391,308)	(27,717,448)
	(15,241,153)	$(125,862,969)	(49,812,476)	$(405,412,437)

Net change
Class A	7,113,950	$58,800,106	(5,876,108)	$(48,822,555)
Class B	(28,441)	(234,648)	(192,235)	(1,557,428)
Class C	2,771,993	22,911,686	2,935,435	23,987,175
Class I	10,369,067	85,600,812	23,065,327	188,575,778
	20,226,569	$167,077,956	19,932,419	$162,182,970

(i)	For Class I, the period is from inception, August 30, 2010, through the stated period end.

Effective May 1, 2006, the sale of Class B shares of the fund have been suspended except in certain circumstances. Please see the fund’s prospectus for details.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings,

44

Notes to Financial Statements (unaudited) – continued

generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended October 31, 2012, the fund’s commitment fee and interest expense were $3,011 and $0, respectively, and are included in “Miscellaneous” expense on the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	44,131,623	174,101,166	(192,368,611)	25,864,178

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$32,582	$25,864,178

45

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2012 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2011 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to

46

Board Review of Investment Advisory Agreement – continued

the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2011, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and five-year periods ended December 31, 2011 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS currently observes an expense limitation for the Fund, and that MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS, currently observes a Class A 12b-1 fee waiver, each of which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that

47

Board Review of Investment Advisory Agreement – continued

were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account the expense limitation noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFD. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

48

Board Review of Investment Advisory Agreement – continued

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2012.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

49

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

50

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

October 31, 2012

MFS® RESEARCH BOND FUND

RBF-SEM

MFS® RESEARCH BOND FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

As 2012 winds down, economic uncertainty continues to dominate world financial markets. In the United States, all eyes are riveted to the ongoing budget deal negotiations and the specter of a “fiscal cliff.” Overseas, we see growth slowing in China and Japan, and the eurozone has entered its second recession in four years against a backdrop of double-digit unemployment and the continuing sovereign debt crisis.

Amidst the instability, there are silver linings — especially in the U.S. where the labor and housing markets have picked up, consumer confidence has risen and industrial output has increased. Additionally, a U.S. budgetary compromise could propel markets, unleashing pent-up spending and investments, which would help to revive both the U.S. and global economies.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, an emphasis on global research and our disciplined risk management approach anchor our uniquely collaborative investment process. Our global team of more than 200 investment professionals shares ideas and evaluates opportunities across continents, investment disciplines, and asset classes — all with a goal of building better insights, and ultimately better results — for our clients.

We are mindful of the many economic challenges we face locally, nationally and globally. It is more important than ever to maintain a long-term view, employ time-tested principles, such as asset allocation and diversification, and work closely with investment advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

December 14, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Grade Corporates	37.5%
Mortgage-Backed Securities	24.8%
U.S. Treasury Securities	12.2%
Commercial Mortgage-Backed Securities	7.0%
High Yield Corporates	3.8%
Asset-Backed Securities	3.6%
Emerging Markets Bonds	2.6%
U.S. Government Agencies	2.3%
Collateralized Debt Obligations	1.7%
Non-U.S. Government Bonds	0.8%
Municipal Bonds	0.2%

Composition including fixed income credit quality (a)(i)
AAA	5.9%
AA	2.6%
A	13.7%
BBB	29.8%
BB	3.6%
B	0.7%
CCC	0.4%
CC	0.2%
C	0.1%
D	0.1%
U.S. Government	15.1%
Federal Agencies	27.1%
Not Rated	(2.8)%
Cash & Other	3.5%

Portfolio facts (i)
Average Duration (d)	4.5
Average Effective Maturity (m)	6.6 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.

Portfolio Composition – continued

(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Percentages are based on net assets as of 10/31/12.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

May 1, 2012 through October 31, 2012

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2012 through October 31, 2012.

The expenses include the payment of a portion of the transfer agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/12	Ending Account Value 10/31/12	Expenses Paid During Period (p) 5/01/12-10/31/12
A	Actual	0.81%	$1,000.00	$1,044.87	$4.17
	Hypothetical (h)	0.81%	$1,000.00	$1,021.12	$4.13
B	Actual	1.55%	$1,000.00	$1,040.93	$7.97
	Hypothetical (h)	1.55%	$1,000.00	$1,017.39	$7.88
C	Actual	1.65%	$1,000.00	$1,040.43	$8.49
	Hypothetical (h)	1.65%	$1,000.00	$1,016.89	$8.39
I	Actual	0.66%	$1,000.00	$1,045.62	$3.40
	Hypothetical (h)	0.66%	$1,000.00	$1,021.88	$3.36
R1	Actual	1.65%	$1,000.00	$1,040.43	$8.49
	Hypothetical (h)	1.65%	$1,000.00	$1,016.89	$8.39
R2	Actual	1.16%	$1,000.00	$1,043.07	$5.97
	Hypothetical (h)	1.16%	$1,000.00	$1,019.36	$5.90
R3	Actual	0.91%	$1,000.00	$1,044.35	$4.69
	Hypothetical (h)	0.91%	$1,000.00	$1,020.62	$4.63
R4	Actual	0.66%	$1,000.00	$1,045.65	$3.40
	Hypothetical (h)	0.66%	$1,000.00	$1,021.88	$3.36
R5 (formerly W)	Actual	0.57%	$1,000.00	$1,045.90	$2.94
	Hypothetical (h)	0.57%	$1,000.00	$1,022.33	$2.91
529A	Actual	0.86%	$1,000.00	$1,044.66	$4.43
	Hypothetical (h)	0.86%	$1,000.00	$1,020.87	$4.38
529B	Actual	1.70%	$1,000.00	$1,040.17	$8.74
	Hypothetical (h)	1.70%	$1,000.00	$1,016.64	$8.64
529C	Actual	1.70%	$1,000.00	$1,041.13	$8.75
	Hypothetical (h)	1.70%	$1,000.00	$1,016.64	$8.64

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

As further discussed in Note 5 in the Notes to Financial Statements, the Class W shares were redesignated Class R5 on May 30, 2012 which resulted in changes to the fund’s fee agreements. Class R5 shares are generally available only to certain eligible retirement plans and to the funds distributed by MFD. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs.

PORTFOLIO OF INVESTMENTS

10/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 98.7%
Issuer	Shares/Par	Value ($)
Aerospace - 0.4%
Bombardier, Inc., 7.75%, 2020 (n)	$7,300,000	$8,531,875
Huntington Ingalls Industries, Inc., 6.875%, 2018	5,390,000	5,821,185

		$14,353,060
Airlines - 0.3%
Continental Airlines, Inc., FRN, 0.768%, 2013	$9,127,034	$8,944,494

Apparel Manufacturers - 0.2%
Phillips-Van Heusen Corp., 7.375%, 2020	$5,950,000	$6,664,000

Asset-Backed & Securitized - 12.3%
Anthracite Ltd., “A”, CDO, FRN, 0.571%, 2019 (z)	$6,968,552	$6,794,338
Anthracite Ltd., “BFL”, CDO, FRN, 1.211%, 2037 (z)	1,846,356	1,841,740
Anthracite Ltd., “CFL”, CDO, FRN, 1.461%, 2037 (z)	1,122,780	1,004,888
Anthracite Ltd., CDO III, 6.077%, 2039 (a)(p)(z)	5,531,537	276,577
Anthracite Ltd., CDO, FRN, 1.061%, 2037 (z)	9,178,646	8,788,554
ARCap REIT, Inc., CDO, “F”, FRN, 5.992%, 2045 (a)(d)(z)	1,852,256	185
ARI Fleet Lease Trust, “A”, FRN, 0.764%, 2020 (n)	6,596,541	6,616,357
ARI Fleet Lease Trust, “A”, FRN, 0.51%, 2021 (n)	8,421,000	8,423,383
Banc of America Commercial Mortgage, Inc., 5.338%, 2043 (z)	9,482,898	10,124,463
Banc of America Commercial Mortgage, Inc., FRN, 5.625%, 2049 (z)	2,193,253	2,462,738
Bayview Commercial Asset Trust, FRN, 0.521%, 2035 (z)	576,385	420,838
Bayview Commercial Asset Trust, FRN, 0.481%, 2036 (z)	450,427	342,749
Bayview Commercial Asset Trust, FRN, 2.816%, 2036 (i)(z)	13,826,473	120,241
Bayview Commercial Asset Trust, FRN, 3.175%, 2036 (i)(z)	13,858,449	211,621
Bayview Commercial Asset Trust, FRN, 3.904%, 2036 (i)(z)	23,423,838	695,250
Bayview Commercial Asset Trust, FRN, 3.825%, 2036 (i)(z)	11,444,745	467,836
Bayview Commercial Asset Trust, FRN, 4.049%, 2037 (i)(z)	25,457,219	1,128,445
Bayview Commercial Mortgage Pass Through Trust, FRN, 2.93%, 2036 (i)(z)	9,654,663	107,664
Bayview Financial Acquisition Trust, FRN, 5.638%, 2036	1,500,000	1,451,133
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	1,666,913	1,666,865
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.811%, 2040 (z)	3,286,140	2,130,624
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	5,639,878	5,745,908
Capital Trust Realty Ltd., CDO, 5.267%, 2035 (z)	7,074,200	7,136,453
Chesapeake Funding LLC, “A”, FRN, 0.969%, 2023 (z)	8,280,000	8,299,963

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	$28,251,642	$32,467,804
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.219%, 2044	400,000	442,064
Commercial Mortgage Asset Trust, FRN, 0.648%, 2032 (i)(z)	10,935,293	68,510
Countrywide Asset-Backed Certificates, FRN, 5.372%, 2036	789,686	652,037
Credit Acceptance Auto Loan Trust, “A”, 2.2%, 2019 (z)	3,714,000	3,737,324
Credit Acceptance Auto Loan Trust, “A”, 1.52%, 2020 (n)	5,595,000	5,595,509
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039	7,531,000	8,589,535
Credit Suisse Mortgage Capital Certificate, FRN, 5.694%, 2040	1,275,594	1,344,064
Credit-Based Asset Servicing & Securitization LLC, 5.303%, 2035	1,127,982	1,041,739
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.007%, 2037 (d)(q)	1,832,182	799,934
Credit-Based Asset Servicing & Securitization LLC, FRN, 4.894%, 2037 (d)(q)	2,228,545	1,057,977
Crest G-Star, CDO, 6.95%, 2032 (z)	4,645,997	4,680,842
Crest Ltd., “A1” CDO, FRN, 0.842%, 2018 (z)	2,796,881	2,740,944
Crest Ltd., “A2”, CDO, 4.669%, 2018 (z)	858,576	868,235
Crest Ltd., “B”, CDO, FRN, 1.663%, 2035 (z)	678,524	675,131
CWCapital Cobalt Ltd., “A4”, FRN, 5.804%, 2046	7,960,070	9,325,938
CWCapital LLC, 5.223%, 2048	6,335,000	7,106,077
DLJ Commercial Mortgage Corp., FRN, 7.95%, 2033	431,005	430,387
Falcon Franchise Loan LLC, FRN, 5.51%, 2023 (i)(z)	137,558	13,068
Falcon Franchise Loan LLC, FRN, 5.905%, 2025 (i)(z)	2,458,460	385,978
First Union National Bank Commercial Mortgage, FRN, 1.573%, 2043 (i)(z)	1,648,216	2,148
First Union-Lehman Brothers Bank of America, FRN, 0.452%, 2035 (i)	4,653,341	79,484
Ford Credit Floorplan Master Owner, “A”, FRN, 0.564%, 2016	14,401,000	14,401,000
GE Capital Commercial Mortgage Corp., “A”, 5.543%, 2049	3,400,691	3,893,676
GE Equipment Transportation LLC, “A2”, 0.77%, 2013	370,539	370,612
GE Equipment Transportation LLC, “A2”, 0.77%, 2014	6,794,787	6,807,622
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	1,943,307	1,657,423
Gramercy Real Estate Ltd., CDO, FRN, 0.635%, 2035 (z)	629,156	585,115
Greenwich Capital Commercial Funding Corp., 5.736%, 2049	13,530,667	15,916,502
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (n)	5,998,000	6,128,037
IMPAC CMB Trust, FRN, 0.951%, 2034	184,917	169,723
IMPAC CMB Trust, FRN, 1.131%, 2034	92,458	77,285
IMPAC Secured Assets Corp., FRN, 0.561%, 2036	692,068	683,929
JPMorgan Chase Commercial Mortgage Securities Corp., 4.865%, 2046	2,195,695	2,254,169
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.813%, 2049	15,661,513	16,880,245

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.971%, 2051	$21,360,633	$22,777,377
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.813%, 2049	20,920,833	24,496,977
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.436%, 2042 (n)	4,180,000	706,165
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.728%, 2049	2,662,741	3,138,602
KKR Financial CLO Ltd., “A1”, FRN, 0.584%, 2017 (z)	1,722,532	1,698,765
KKR Financial CLO Ltd., “C”, FRN, 1.76%, 2021 (n)	7,811,290	6,795,822
LB Commercial Conduit Mortgage Trust, FRN, 1.415%, 2035 (i)	2,087,815	83,511
Mach One Trust Commercial Mortgage, CDO, “B”, 5.43%, 2040 (z)	5,198,000	5,191,503
Merrill Lynch Mortgage Investors, Inc., 5.45%, 2037 (d)(q)	2,404,560	550,469
Merrill Lynch Mortgage Trust, “A3”, FRN, 5.847%, 2050	8,250,000	8,840,717
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.728%, 2050	22,016,127	25,170,642
Morgan Stanley Capital I, Inc., FRN, 1.095%, 2031 (i)(z)	1,089,035	3,655
Nationslink Funding Corp., FRN, 1.371%, 2030 (i)	722,125	5,752
Option One Mortgage Loan Trust, FRN, 5.611%, 2037	1,280,000	815,964
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 5.29%, 2036 (d)(q)	1,110,535	566,374
Preferred Term Securities XIX Ltd., CDO, FRN, 0.739%, 2035 (z)	7,625,014	5,185,010
Residential Asset Mortgage Products, Inc., FRN, 4.971%, 2034	953,842	956,526
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	8,795,000	5,275,162
Salomon Brothers Mortgage Securities, Inc., FRN, 7.158%, 2032 (z)	2,537,767	2,571,669
Santander Drive Auto Receivable Trust, “A2”, 0.91%, 2015	5,795,841	5,812,568
Santander Drive Auto Receivable Trust, “A2”, 0.57%, 2015	11,681,000	11,690,859
Smart Trust, “A2B”, FRN, 0.759%, 2014 (n)	10,638,000	10,654,155
Smart Trust, “A2B”, FRN, 0.764%, 2015 (z)	17,816,000	17,823,180
Thornburg Mortgage Securities Trust, FRN, 0.891%, 2043	28,084	27,834
Wachovia Bank Commercial Mortgage Trust, “A3”, FRN, 5.923%, 2051	2,118,681	2,231,586
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.923%, 2051	10,682,873	12,680,602
Wachovia Bank Commercial Mortgage Trust, FRN, 5.75%, 2049	19,188,501	22,051,138

		$425,991,464
Automotive - 1.1%
Ford Motor Credit Co. LLC, 3.984%, 2016	$3,677,000	$3,897,216
Ford Motor Credit Co. LLC, 8%, 2016	3,365,000	4,075,116
Ford Motor Credit Co. LLC, 5%, 2018	3,303,000	3,643,354

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Automotive - continued
Harley-Davidson Financial Services, 3.875%, 2016 (n)	$9,522,000	$10,288,112
Hyundai Capital America, 3.75%, 2016 (n)	1,449,000	1,533,412
Hyundai Capital America, 2.125%, 2017 (n)	4,734,000	4,758,181
Lear Corp., 8.125%, 2020	5,346,000	5,940,743
Nissan Motor Acceptance Corp., 1.95%, 2017 (n)	4,144,000	4,206,570

		$38,342,704
Banks & Diversified Financials (Covered Bonds) - 0.2%
Compagnie de Financement Foncier, 2.125%, 2013 (n)	$5,800,000	$5,841,180

Biotechnology - 0.3%
Life Technologies Corp., 5%, 2021	$10,129,000	$11,562,183

Broadcasting - 0.8%
Discovery Communications, Inc., 4.95%, 2042	$5,225,000	$5,890,263
NBCUniversal Media LLC, 5.95%, 2041	7,613,000	9,480,949
News America, Inc., 8.5%, 2025	120,000	165,837
Vivendi S.A., 4.75%, 2022 (n)	6,166,000	6,422,506
WPP Finance, 3.625%, 2022	5,113,000	5,240,222

		$27,199,777
Brokerage & Asset Managers - 0.5%
BlackRock, Inc., 3.375%, 2022	$2,539,000	$2,714,544
Blackstone Holdings Finance Co. LLC, 4.75%, 2023 (n)	845,000	906,333
E*TRADE Financial Corp., 12.5%, 2017	7,051,000	7,985,258
TD Ameritrade Holding Corp., 5.6%, 2019	5,512,000	6,458,840

		$18,064,975
Building - 0.3%
Owens Corning, Inc., 6.5%, 2016	$8,981,000	$10,109,373
Owens Corning, Inc., 4.2%, 2022	1,978,000	1,999,244

		$12,108,617
Business Services - 0.2%
Tencent Holdings Ltd., 3.375%, 2018 (n)	$6,299,000	$6,425,364

Cable TV - 1.6%
CCO Holdings LLC, 7.875%, 2018	$7,420,000	$8,013,600
Cox Communications, Inc., 4.625%, 2013	600,000	614,810
DIRECTV Holdings LLC, 5.2%, 2020	6,220,000	7,163,705
DIRECTV Holdings LLC, 3.8%, 2022	10,588,000	11,031,849
Myriad International Holdings B.V., 6.375%, 2017 (n)	2,886,000	3,268,395
Time Warner Cable, Inc., 4.125%, 2021	3,072,000	3,427,028
Time Warner Cable, Inc., 4%, 2021	2,720,000	3,021,575

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Cable TV - continued
Time Warner Entertainment Co. LP, 8.375%, 2033	$5,117,000	$7,601,856
Videotron Ltee, 5%, 2022	4,940,000	5,112,900
Virgin Media Finance PLC, 5.25%, 2022	7,115,000	7,435,175

		$56,690,893
Chemicals - 0.6%
Dow Chemical Co., 8.55%, 2019	$7,900,000	$10,713,245
LyondellBasell Industries N.V., 6%, 2021	290,000	335,313
LyondellBasell Industries N.V., 5.75%, 2024	6,990,000	8,090,925

		$19,139,483
Conglomerates - 0.2%
General Electric Co., 4.125%, 2042	$5,234,000	$5,484,494

Consumer Products - 0.5%
Clorox Co., 3.05%, 2022	$3,121,000	$3,230,066
Mattel, Inc., 5.45%, 2041	3,828,000	4,523,115
Newell Rubbermaid, Inc., 5.5%, 2013	5,547,000	5,656,747
Newell Rubbermaid, Inc., 4.7%, 2020	3,887,000	4,331,922

		$17,741,850
Consumer Services - 0.4%
eBay, Inc., 2.6%, 2022	$7,232,000	$7,386,801
Experian Finance PLC, 2.375%, 2017 (n)	5,923,000	6,063,754

		$13,450,555
Containers - 0.2%
Greif, Inc., 7.75%, 2019	$5,615,000	$6,443,213

Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	$2,705,000	$3,257,269

Electrical Equipment - 0.2%
Ericsson, Inc., 4.125%, 2022	$6,066,000	$6,367,850

Electronics - 0.1%
Tyco Electronics Group S.A., 6.55%, 2017	$3,194,000	$3,825,965
Tyco Electronics Group S.A., 3.5%, 2022	1,340,000	1,395,239

		$5,221,204
Emerging Market Quasi-Sovereign - 1.3%
Banco do Brasil S.A., 5.875%, 2022	$3,130,000	$3,396,050
Banco do Brasil S.A., 3.875%, 2022	200,000	199,400
Caixa Economica Federal, 3.5%, 2022 (z)	154,000	154,020

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Emerging Market Quasi-Sovereign - continued
CEZ A.S., 4.25%, 2022 (n)	$4,813,000	$5,154,723
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)	6,736,000	7,548,631
Gaz Capital S.A., 4.95%, 2022 (n)	241,000	255,608
Gazprom, 4.375%, 2022 (n)	1,606,000	1,610,015
Petrobras International Finance Co., 5.375%, 2021	5,927,000	6,721,550
Petroleos Mexicanos, 4.875%, 2022	2,900,000	3,248,000
Petroleos Mexicanos, 6.5%, 2041	5,234,000	6,496,703
Petroleos Mexicanos, 5.5%, 2044 (z)	83,000	90,470
PTT PLC, 3.375%, 2022 (z)	6,964,000	6,870,411
PTT PLC, 4.5%, 2042 (z)	2,369,000	2,355,838
Turkiye Vakiflar Bankasi, 6%, 2022 (z)	351,000	351,585

		$44,453,004
Energy - Independent - 1.5%
Anadarko Petroleum Corp., 6.375%, 2017	$1,604,000	$1,944,470
Anadarko Petroleum Corp., 6.95%, 2019	4,110,000	5,236,399
EOG Resources, Inc., 2.625%, 2023	4,541,000	4,648,426
EQT Corp., 4.875%, 2021	2,296,000	2,485,666
Nexen, Inc., 7.5%, 2039	2,990,000	4,289,636
Noble Energy, Inc., 4.15%, 2021	9,910,000	10,924,031
Pioneer Natural Resources Co., 6.65%, 2017	7,190,000	8,557,869
Southwestern Energy Co., 7.5%, 2018	6,187,000	7,640,295
Southwestern Energy Co., 4.1%, 2022 (n)	4,484,000	4,851,087

		$50,577,879
Energy - Integrated - 0.8%
BG Energy Capital PLC, 2.875%, 2016 (n)	$6,908,000	$7,356,571
Cenovus Energy, Inc., 4.45%, 2042	6,971,000	7,521,897
Total Capital International S.A., 1.55%, 2017	8,593,000	8,775,343
Total Capital International S.A., 2.7%, 2023	4,187,000	4,336,685

		$27,990,496
Financial Institutions - 1.6%
CIT Group, Inc., 5.25%, 2018	$300,000	$318,750
CIT Group, Inc., 5.5%, 2019 (n)	7,342,000	7,828,408
General Electric Capital Corp., 4.65%, 2021	6,757,000	7,645,593
General Electric Capital Corp., 3.15%, 2022	8,589,000	8,737,495
International Lease Finance Corp., 5.75%, 2016	5,264,000	5,558,194
International Lease Finance Corp., 7.125%, 2018 (n)	5,888,000	6,918,400
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019 (n)	3,030,000	3,348,150
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019 (n)	695,000	764,500
NYSE Euronext, 2%, 2017	4,518,000	4,599,871
SLM Corp., 6.25%, 2016	3,318,000	3,583,606
SLM Corp., 6%, 2017	2,065,000	2,240,525

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Financial Institutions - continued
SLM Corp., 4.625%, 2017	$4,772,000	$4,896,029

		$56,439,521
Food & Beverages - 1.9%
Anheuser-Busch InBev S.A., 7.75%, 2019	$9,724,000	$13,191,860
Campbell Soup Co., 3.8%, 2042	4,096,000	4,151,513
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (n)	4,886,000	5,374,825
Heineken N.V., 2.75%, 2023 (n)	6,478,000	6,544,782
Kraft Foods Group, Inc., 5.375%, 2020 (n)	1,212,000	1,486,686
Kraft Foods Group, Inc., 5%, 2042 (z)	5,648,000	6,596,135
Kraft Foods, Inc., 6.125%, 2018	2,538,000	3,129,379
Kraft Foods, Inc., 5.375%, 2020	1,104,000	1,355,046
Mead Johnson Nutrition Co., “A”, 4.9%, 2019	3,146,000	3,641,382
Molson Coors Brewing Co., 5%, 2042	5,422,000	6,238,266
Tyson Foods, Inc., 6.6%, 2016	8,949,000	10,314,886
Tyson Foods, Inc., 4.5%, 2022	4,645,000	4,923,700

		$66,948,460
Food & Drug Stores - 0.2%
Walgreen Co., 3.1%, 2022	$5,862,000	$5,968,853

Forest & Paper Products - 0.5%
Georgia-Pacific Corp., 5.4%, 2020 (n)	$7,582,000	$8,998,704
Smurfit Kappa Group PLC, 4.875%, 2018 (n)	6,695,000	6,695,000

		$15,693,704
Gaming & Lodging - 0.3%
Wyndham Worldwide Corp., 6%, 2016	$93,000	$104,129
Wyndham Worldwide Corp., 7.375%, 2020	3,010,000	3,609,736
Wyndham Worldwide Corp., 4.25%, 2022	5,675,000	5,919,865

		$9,633,730
Healthcare Revenue - Hospitals - 0.2%
Kaiser Foundation Hospitals, 3.5%, 2022	$7,059,000	$7,443,447

Insurance - 1.5%
American International Group, Inc., 4.875%, 2016	$4,739,000	$5,298,605
American International Group, Inc., 3.8%, 2017	6,986,000	7,536,685
American International Group, Inc., 6.4%, 2020	8,214,000	10,087,597
MetLife, Inc., 5.375%, 2012	300,000	301,642
Metlife, Inc., 1.756%, 2017	1,279,000	1,299,832
Metlife, Inc., 4.125%, 2042	4,069,000	4,118,479
Metropolitan Life Global Funding I, 5.125%, 2013 (n)	6,580,000	6,711,942
Metropolitan Life Global Funding I, 5.125%, 2014 (n)	2,570,000	2,750,936

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Insurance - continued
Unum Group, 7.125%, 2016	$2,220,000	$2,615,307
UnumProvident Corp., 6.85%, 2015 (n)	11,413,000	12,805,797

		$53,526,822
Insurance - Health - 0.4%
Humana, Inc., 7.2%, 2018	$9,203,000	$11,391,510
Wellpoint Inc., 4.65%, 2043	3,697,000	3,969,694

		$15,361,204
Insurance - Property & Casualty - 1.8%
Allied World Assurance, 5.5%, 2020	$3,670,000	$4,085,800
AXIS Capital Holdings Ltd., 5.75%, 2014	5,360,000	5,756,292
CNA Financial Corp., 5.875%, 2020	6,990,000	8,222,798
Liberty Mutual Group, Inc., 6.5%, 2042 (z)	4,114,000	4,688,508
Marsh & McLennan Cos., Inc., 4.8%, 2021	10,943,000	12,397,445
PartnerRe Ltd., 5.5%, 2020	4,882,000	5,394,454
QBE Capital Funding III Ltd., FRN, 7.25%, 2041 (n)	7,155,000	7,476,975
XL Group PLC, 6.5% to 2017, FRN to 2049	7,039,000	6,528,673
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)	2,405,000	2,585,375
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	6,524,000	6,964,370

		$64,100,690
International Market Quasi-Sovereign - 0.8%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$2,875,000	$3,009,924
FIH Erhvervsbank A.S., 1.75%, 2012 (z)	3,821,000	3,825,585
ING Bank N.V., 3.9%, 2014 (n)	6,800,000	7,101,723
NIBC Bank N.V., 2.8%, 2014 (z)	4,940,000	5,141,226
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	7,905,000	8,243,160

		$27,321,618
Local Authorities - 0.7%
State of California (Build America Bonds), 7.625%, 2040	$1,360,000	$1,901,742
State of California (Build America Bonds), 7.6%, 2040	10,440,000	14,739,088
State of Illinois (Build America Bonds), 6.63%, 2035	6,805,000	7,758,789

		$24,399,619
Machinery & Tools - 0.3%
Case New Holland, Inc., 7.875%, 2017	$8,995,000	$10,569,125

Major Banks - 5.7%
ABN AMRO Bank N.V., 4.25%, 2017 (n)	$7,822,000	$8,478,813
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	7,100,000	7,145,227
Bank of America Corp., 6.5%, 2016	1,460,000	1,698,073
Bank of America Corp., 5.65%, 2018	19,525,000	22,731,923

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
Bank of America Corp., 5.625%, 2020	$2,505,000	$2,922,601
Bank of America Corp., 5.875%, 2021	4,930,000	5,779,656
Bank of America Corp., 5%, 2021	4,805,000	5,420,420
Bank of America Corp., 5.875%, 2042	5,303,000	6,518,098
DBS Bank Ltd., 3.625% to 2017, FRN to 2022 (n)	5,702,000	5,878,973
Goldman Sachs Group, Inc., 5.625%, 2017	4,693,000	5,203,232
Goldman Sachs Group, Inc., 7.5%, 2019	5,607,000	7,002,027
HSBC Holdings PLC, 4%, 2022	7,694,000	8,428,462
HSBC USA, Inc., 4.875%, 2020	5,500,000	6,057,183
ING Bank N.V., 2%, 2015 (n)	6,554,000	6,607,304
ING Bank N.V., 3.75%, 2017 (n)	2,945,000	3,118,434
JPMorgan Chase & Co., 2%, 2017	3,141,000	3,174,650
JPMorgan Chase & Co., 4.25%, 2020	5,000,000	5,514,635
JPMorgan Chase & Co., 4.5%, 2022	6,850,000	7,739,096
JPMorgan Chase & Co., 3.25%, 2022	4,744,000	4,862,685
JPMorgan Chase Bank N.A., 5.875%, 2016	4,250,000	4,830,363
Macquarie Bank Ltd., 5%, 2017 (n)	7,564,000	8,215,487
Merrill Lynch & Co., Inc., 6.15%, 2013	3,960,000	4,058,362
Merrill Lynch & Co., Inc., 6.05%, 2016	6,749,000	7,446,739
Morgan Stanley, 5.75%, 2016	7,752,000	8,631,147
Morgan Stanley, 5.5%, 2020	4,790,000	5,287,600
Morgan Stanley, 5.5%, 2021	4,884,000	5,428,200
Morgan Stanley, 4.875%, 2022	6,531,000	6,602,390
PNC Funding Corp., 5.625%, 2017	8,496,000	9,871,010
Royal Bank of Scotland PLC, 2.55%, 2015	4,259,000	4,365,952
Wachovia Corp., 6.605%, 2025	2,393,000	2,960,139
Wells Fargo & Co., 3.5%, 2022	4,468,000	4,770,417

		$196,749,298
Medical & Health Technology & Services - 1.2%
Aristotle Holding, Inc., 2.65%, 2017 (n)	$6,827,000	$7,126,480
Aristotle Holding, Inc., 3.9%, 2022 (n)	10,049,000	10,984,160
Catholic Health Initiatives, 2.95%, 2022	4,580,000	4,647,509
HCA, Inc., 7.875%, 2020	7,855,000	8,777,963
Thermo Fisher Scientific, Inc., 3.15%, 2023	9,211,000	9,589,858

		$41,125,970
Metals & Mining - 0.6%
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 2022	$10,030,000	$10,212,526
Southern Copper Corp., 6.75%, 2040	5,181,000	6,147,469
Teck Resources Ltd., 10.75%, 2019	2,595,000	3,124,754

		$19,484,749

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - 24.8%
Fannie Mae, 4.517%, 2013	$1,219,189	$1,218,819
Fannie Mae, 4.518%, 2013	624,805	624,617
Fannie Mae, 5.37%, 2013	574,988	574,815
Fannie Mae, 4.607%, 2014	1,326,281	1,372,834
Fannie Mae, 4.62%, 2014 - 2015	4,147,900	4,401,030
Fannie Mae, 4.77%, 2014	1,684,642	1,766,413
Fannie Mae, 4.825%, 2014	3,626,682	3,807,316
Fannie Mae, 4.86%, 2014	1,536,972	1,636,365
Fannie Mae, 5.05%, 2014	1,163,818	1,238,233
Fannie Mae, 5.412%, 2014	2,419,629	2,574,780
Fannie Mae, 4.53%, 2015	1,132,777	1,221,720
Fannie Mae, 4.56%, 2015	21,928	23,635
Fannie Mae, 4.6%, 2015	1,812,824	1,956,416
Fannie Mae, 4.665%, 2015	1,146,055	1,226,172
Fannie Mae, 4.7%, 2015	27,434	29,770
Fannie Mae, 4.78%, 2015	2,494,509	2,696,734
Fannie Mae, 4.815%, 2015	1,800,763	1,939,073
Fannie Mae, 4.85%, 2015	1,382,939	1,479,516
Fannie Mae, 4.87%, 2015	1,163,803	1,254,028
Fannie Mae, 4.89%, 2015	363,021	394,616
Fannie Mae, 4.907%, 2015	2,154,943	2,342,582
Fannie Mae, 4.94%, 2015	2,641,000	2,863,407
Fannie Mae, 5.09%, 2016	2,726,614	2,993,653
Fannie Mae, 5.152%, 2016	605,205	677,133
Fannie Mae, 5.35%, 2016	2,670,147	2,987,257
Fannie Mae, 5.395%, 2016	2,342,844	2,621,189
Fannie Mae, 5.423%, 2016	5,016,365	5,653,650
Fannie Mae, 5.5%, 2016 - 2038	99,561,477	109,482,953
Fannie Mae, 5.725%, 2016	2,102,654	2,391,401
Fannie Mae, 5.93%, 2016	1,214,161	1,361,121
Fannie Mae, 2.71%, 2017	1,521,657	1,630,562
Fannie Mae, 4.991%, 2017	4,304,460	4,614,016
Fannie Mae, 5.28%, 2017	2,619,311	2,941,708
Fannie Mae, 5.478%, 2017	1,094,878	1,278,129
Fannie Mae, 5.54%, 2017	1,454,571	1,638,834
Fannie Mae, 2.578%, 2018	11,000,000	11,782,364
Fannie Mae, 3.84%, 2018	1,424,202	1,592,025
Fannie Mae, 3.849%, 2018	3,745,128	4,208,477
Fannie Mae, 3.99%, 2018	2,450,000	2,765,111
Fannie Mae, 5%, 2018 - 2040	50,877,452	55,724,244
Fannie Mae, 2.43%, 2019	1,984,000	2,105,071
Fannie Mae, 5.18%, 2019	530,227	610,535
Fannie Mae, 4.88%, 2020	668,083	750,179

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 5.19%, 2020	$2,838,890	$3,275,506
Fannie Mae, 4.5%, 2025	2,384,376	2,576,145
Fannie Mae, 3%, 2027	5,996,527	6,336,258
Fannie Mae, 6.5%, 2031 - 2033	424,872	489,227
Fannie Mae, 4.5%, 2034 - 2040	13,527,001	14,734,813
Fannie Mae, 6%, 2034 - 2038	30,663,598	34,375,932
Fannie Mae, 3.5%, 2041 - 2042	30,842,094	32,988,820
Fannie Mae, TBA, 2.5%, 2027	25,690,000	26,886,191
Fannie Mae, TBA, 3%, 2042	7,200,000	7,549,875
Fannie Mae, TBA, 3.5%, 2042	62,640,000	66,721,384
Fannie Mae, TBA, 4%, 2042	24,400,000	26,127,061
Freddie Mac, 1.655%, 2016	6,270,432	6,461,793
Freddie Mac, 3.882%, 2017	8,787,000	9,930,681
Freddie Mac, 5.5%, 2017 - 2038	17,954,871	19,696,423
Freddie Mac, 2.303%, 2018	2,159,711	2,286,549
Freddie Mac, 2.323%, 2018	5,437,000	5,758,055
Freddie Mac, 2.412%, 2018 (n)	4,630,000	4,923,204
Freddie Mac, 3.154%, 2018	3,479,000	3,823,741
Freddie Mac, 5%, 2018 - 2040	17,549,391	19,161,688
Freddie Mac, 2.13%, 2019	14,841,000	15,528,569
Freddie Mac, 3.32%, 2020	2,851,487	3,105,466
Freddie Mac, 4.251%, 2020	4,741,000	5,494,236
Freddie Mac, 4%, 2025 - 2040	36,780,291	39,224,874
Freddie Mac, 4.5%, 2025 - 2041	4,513,224	4,856,100
Freddie Mac, 3.5%, 2026 - 2042	19,346,436	20,619,714
Freddie Mac, 6%, 2033 - 2038	7,348,472	8,192,483
Freddie Mac, TBA, 3%, 2042	12,300,000	12,846,774
Freddie Mac, TBA, 3.5%, 2042	7,920,000	8,418,713
Ginnie Mae, 6%, 2034 - 2038	7,700,158	8,758,413
Ginnie Mae, 5.5%, 2038 - 2042	14,371,841	15,882,564
Ginnie Mae, 4.5%, 2039 - 2041	73,887,585	81,148,067
Ginnie Mae, 3.5%, 2040 - 2042	25,734,435	28,125,250
Ginnie Mae, 4%, 2040	17,225,342	18,847,312
Ginnie Mae, TBA, 3%, 2042	36,380,000	38,719,121

		$860,323,505
Natural Gas - Distribution - 0.2%
GDF Suez, 2.875%, 2022 (n)	$5,954,000	$5,978,769

Natural Gas - Pipeline - 1.4%
Energy Transfer Partners LP, 4.65%, 2021	$8,511,000	$9,452,555
Energy Transfer Partners LP, 5.2%, 2022	1,660,000	1,905,531
Enterprise Products Operating LP, 4.85%, 2042	3,627,000	3,906,315

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Natural Gas - Pipeline - continued
Enterprise Products Partners LP, 5.65%, 2013	$1,802,000	$1,836,813
Kinder Morgan Energy Partners LP, 6.95%, 2038	2,580,000	3,462,621
Kinder Morgan Energy Partners LP, 6.375%, 2041	7,490,000	9,748,467
Oneok Partners LP, 3.375%, 2022	6,603,000	6,879,210
Spectra Energy Capital LLC, 8%, 2019	8,284,000	11,072,378

		$48,263,890
Network & Telecom - 0.7%
AT&T, Inc., 5.35%, 2040	$7,380,000	$9,051,319
AT&T, Inc., 5.55%, 2041	2,259,000	2,875,172
Centurylink, Inc., 7.65%, 2042	11,824,000	12,096,993

		$24,023,484
Oil Services - 0.8%
Schlumberger Norge A.S., 1.25%, 2017 (n)	$11,361,000	$11,379,200
Transocean, Inc., 6%, 2018	2,610,000	3,074,906
Transocean, Inc., 6.5%, 2020	6,453,000	7,839,917
Transocean, Inc., 3.8%, 2022	4,341,000	4,439,745

		$26,733,768
Oils - 0.1%
Phillips 66, 4.3%, 2022 (n)	$4,533,000	$5,097,322

Other Banks & Diversified Financials - 2.7%
BBVA Bancomer S.A. de C.V., 6.75%, 2022 (n)	$4,540,000	$5,141,550
Capital One Financial Corp., 6.15%, 2016	6,690,000	7,662,672
Capital One Financial Corp., 8.8%, 2019	3,520,000	4,685,074
Citigroup, Inc., 4.45%, 2017	4,631,000	5,116,088
Citigroup, Inc., 6.125%, 2018	3,435,000	4,104,468
Citigroup, Inc., 8.5%, 2019	7,251,000	9,668,672
Citigroup, Inc., 4.5%, 2022	8,584,000	9,476,290
Discover Bank, 7%, 2020	9,837,000	12,057,181
Fifth Third Bancorp, 3.5%, 2022	4,075,000	4,321,668
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	7,444,000	8,509,832
Santander Holdings USA, Inc., 4.625%, 2016	3,739,000	3,908,728
Santander UK PLC, 8.963% to 2030, FRN to 2049	6,715,000	7,403,288
SunTrust Banks, Inc., 3.5%, 2017	3,701,000	3,980,540
Svenska Handelsbanken AB, 2.875%, 2017	3,371,000	3,561,799
U.S. Bancorp, 2.95%, 2022	3,150,000	3,249,707

		$92,847,557
Pharmaceuticals - 0.7%
Celgene Corp., 2.45%, 2015	$7,103,000	$7,405,297
Celgene Corp., 1.9%, 2017	7,253,000	7,364,355

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Pharmaceuticals - continued
Teva Pharmaceutical Finance IV LLC, 3.65%, 2021	$10,300,000	$11,210,695

		$25,980,347
Precious Metals & Minerals - 0.0%
Teck Resources Ltd., 3%, 2019	$704,000	$716,224

Printing & Publishing - 0.2%
Moody’s Corp., 4.5%, 2022	$2,558,000	$2,750,252
Pearson Funding Four PLC, 3.75%, 2022 (n)	4,882,000	5,135,005

		$7,885,257
Railroad & Shipping - 0.0%
Canadian Pacific Railway Co., 4.45%, 2023	$1,366,000	$1,517,305

Real Estate - 2.0%
Alexandria Real Estate Equities, Inc., REIT, 4.6%, 2022	$4,863,000	$5,264,723
Boston Properties LP, REIT, 3.7%, 2018	5,442,000	5,930,550
Boston Properties LP, REIT, 3.85%, 2023	1,725,000	1,860,628
DDR Corp., REIT, 4.625%, 2022	1,016,000	1,125,663
HCP, Inc., REIT, 3.75%, 2019	4,862,000	5,160,512
HCP, Inc., REIT, 5.375%, 2021	4,940,000	5,717,922
HRPT Properties Trust, REIT, 6.25%, 2016	9,514,000	10,389,431
Kimco Realty Corp., REIT, 6%, 2012	2,846,000	2,856,260
Kimco Realty Corp., REIT, 5.783%, 2016	7,684,000	8,673,745
Liberty Property LP, REIT, 5.5%, 2016	4,563,000	5,187,287
Simon Property Group, Inc., REIT, 10.35%, 2019	4,593,000	6,618,012
WEA Finance LLC, REIT, 6.75%, 2019 (n)	6,948,000	8,600,005
WEA Finance LLC/WT Finance Australia, 3.375%, 2022 (n)	3,508,000	3,554,948

		$70,939,686
Retailers - 1.1%
Gap, Inc., 5.95%, 2021	$10,350,000	$11,762,123
Home Depot, Inc., 5.95%, 2041	3,217,000	4,486,936
Kohl’s Corp., 3.25%, 2023	7,173,000	7,181,715
Target Corp., 4%, 2042	4,523,000	4,779,364
Wesfarmers Ltd., 6.998%, 2013 (n)	9,110,000	9,355,833

		$37,565,971
Specialty Chemicals - 0.3%
Mexichem S.A.B. de C.V., 6.75%, 2042 (z)	$8,576,000	$9,262,080

Specialty Stores - 0.2%
Advance Auto Parts, Inc., 5.75%, 2020	$6,047,000	$7,015,953

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Telecommunications - Wireless - 0.8%
American Tower Corp., REIT, 4.5%, 2018	$12,073,000	$13,369,206
Crown Castle Towers LLC, 6.113%, 2020 (n)	7,264,000	8,837,876
Crown Castle Towers LLC, 4.883%, 2020 (n)	3,480,000	3,976,676

		$26,183,758
Telephone Services - 0.0%
Oi S.A., 5.75%, 2022 (n)	$1,596,000	$1,723,680

Tobacco - 0.8%
Lorillard Tobacco Co., 8.125%, 2019	$10,633,000	$13,676,686
Lorillard Tobacco Co., 7%, 2041	1,356,000	1,686,117
Reynolds American, Inc., 6.75%, 2017	10,032,000	12,123,231

		$27,486,034
Transportation - Services - 0.4%
ERAC USA Finance Co., 2.75%, 2017 (n)	$3,043,000	$3,181,295
ERAC USA Finance Co., 7%, 2037 (n)	9,010,000	11,741,760

		$14,923,055
U.S. Government Agencies and Equivalents - 2.2%
JPMorgan Chase & Co., FRN, 0.617%, 2012 (m)	$30,444,000	$30,469,390
National Credit Union Administration Guaranteed Note, 2.9%, 2020	5,600,000	5,968,375
Small Business Administration, 5.94%, 2016	136,437	146,079
Small Business Administration, 5.37%, 2016	272,796	287,822
Small Business Administration, 6.35%, 2021	11,928	13,366
Small Business Administration, 6.34%, 2021	16,568	18,365
Small Business Administration, 6.44%, 2021	19,293	21,564
Small Business Administration, 5.34%, 2021	118,753	130,991
Small Business Administration, 6.07%, 2022	66,714	74,541
Small Business Administration, 4.35%, 2023	750,655	823,606
Small Business Administration, 4.98%, 2023	1,168,986	1,298,365
Small Business Administration, 4.89%, 2023	1,031,837	1,145,263
Small Business Administration, 4.93%, 2024	1,307,484	1,445,697
Small Business Administration, 4.34%, 2024	1,184,063	1,303,062
Small Business Administration, 5.18%, 2024	1,193,937	1,334,026
Small Business Administration, 5.52%, 2024	1,443,318	1,632,065
Small Business Administration, 5.19%, 2024	1,605,901	1,810,954
Small Business Administration, 4.86%, 2024	976,391	1,096,478
Small Business Administration, 4.57%, 2025	1,803,456	2,009,324
Small Business Administration, 4.76%, 2025	5,139,133	5,744,228
Small Business Administration, 5.39%, 2025	560,948	641,854
Small Business Administration, 5.35%, 2026	3,057,453	3,492,863
Small Business Administration, 3.25%, 2030	4,503,293	4,809,345

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
U.S. Government Agencies and Equivalents - continued
Small Business Administration, 2.85%, 2031	$6,702,343	$7,084,023
Small Business Administration, 2.37%, 2032	5,245,000	5,323,617

		$78,125,263
U.S. Treasury Obligations - 15.0%
U.S. Treasury Bonds, 6%, 2026	$840,000	$1,224,169
U.S. Treasury Bonds, 4.5%, 2036	1,967,000	2,617,033
U.S. Treasury Bonds, 5%, 2037	9,893,000	14,128,441
U.S. Treasury Bonds, 4.5%, 2039	64,984,100	87,149,787
U.S. Treasury Notes, 1.375%, 2013	6,578,000	6,607,548
U.S. Treasury Notes, 1.875%, 2014	41,365,000	42,260,180
U.S. Treasury Notes, 1.875%, 2014	145,788,000	149,295,951
U.S. Treasury Notes, 2.125%, 2015 (f)	170,345,000	178,077,130
U.S. Treasury Notes, 5.125%, 2016	6,351,000	7,385,019
U.S. Treasury Notes, 2.75%, 2019	8,725,900	9,670,749
U.S. Treasury Notes, TIPS, 2%, 2014	5,433,598	5,636,510
U.S. Treasury Notes, TIPS, 1.625%, 2015	5,733,383	6,103,364
U.S. Treasury Notes, TIPS, 2%, 2016	10,156,388	11,297,397

		$521,453,278
Utilities - Electric Power - 2.5%
APT Pipelines Ltd., 3.875%, 2022 (z)	$12,507,000	$12,464,864
CenterPoint Energy, Inc., 5.95%, 2017	3,300,000	3,854,199
Constellation Energy Group, Inc., 5.15%, 2020	3,366,000	3,956,218
Duke Energy Corp., 5.05%, 2019	6,505,000	7,731,459
Duke Energy Corp., 3.05%, 2022	8,111,000	8,328,002
Enel Finance International S.A., 6%, 2039 (n)	5,000,000	4,843,390
Exelon Corp., 4.9%, 2015	8,028,000	8,826,304
Oncor Electric Delivery Co., 4.1%, 2022	6,820,000	7,307,371
Pacific Gas & Electric Co., 4.45%, 2042	2,420,000	2,690,827
PPL Corp., 3.5%, 2022	3,600,000	3,696,538
PPL WEM Holdings PLC, 5.375%, 2021 (n)	9,014,000	10,150,061
Progress Energy, Inc., 3.15%, 2022	3,682,000	3,792,162
System Energy Resources, Inc., 5.129%, 2014 (z)	259,953	263,697
TECO Energy, Inc., 5.15%, 2020	7,160,000	8,383,136

		$86,288,228
Total Bonds (Identified Cost, $3,251,192,833)		$3,427,417,232

Portfolio of Investments (unaudited) – continued

Money Market Funds - 5.8%
Issuer	Shares/Par	Value ($)
MFS Institutional Money Market Portfolio, 0.16%, at Cost and Net Asset Value (v)	203,407,956	$203,407,956
Total Investments (Identified Cost, $3,454,600,789)		$3,630,825,188

Other Assets, Less Liabilities - (4.5)%		(157,628,032)
Net Assets - 100.0%		$3,473,197,156

(a)	Non-income producing security.
(d)	In default. Interest and/or scheduled principal payment(s) have been missed.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(m)	The debt is guaranteed under the Federal Deposit Insurance Corporation’s (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or December 31, 2012.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $414,239,863, representing 11.9% of net assets.
(p)	Payment-in-kind security.
(q)	Interest received was less than stated coupon rate.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
APT Pipelines Ltd., 3.875%, 2022	10/03/12	$12,391,980	$12,464,864
ARCap REIT, Inc., CDO, “F”, FRN, 5.992%, 2045	12/07/06	1,889,879	185
Anthracite Ltd., “A”, CDO, FRN, 0.571%, 2019	1/15/10-3/25/11	5,420,065	6,794,338
Anthracite Ltd., “BFL”, CDO, FRN, 1.211%, 2037	12/09/10	1,689,493	1,841,740
Anthracite Ltd., “CFL”, CDO, FRN, 1.461%, 2037	3/03/11	1,060,791	1,004,888
Anthracite Ltd., CDO III, 6.077%, 2039	10/25/06-10/01/12	5,152,226	276,577
Anthracite Ltd., CDO, FRN, 1.061%, 2037	2/24/10-3/03/11	8,292,731	8,788,554
Banc of America Commercial Mortgage, Inc., 5.338%, 2043	10/26/12	10,352,995	10,124,463

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Banc of America Commercial Mortgage, Inc., FRN, 5.625%, 2049	10/03/12	$2,418,955	$2,462,738
Bayview Commercial Asset Trust, FRN, 0.521%, 2035	6/09/05	576,385	420,838
Bayview Commercial Asset Trust, FRN, 2.816%, 2036	2/28/06	1,256,109	120,241
Bayview Commercial Asset Trust, FRN, 0.481%, 2036	2/23/06	450,427	342,749
Bayview Commercial Asset Trust, FRN, 3.175%, 2036	5/16/06-5/29/09	1,061,664	211,621
Bayview Commercial Asset Trust, FRN, 3.904%, 2036	9/11/06	2,629,793	695,250
Bayview Commercial Asset Trust, FRN, 3.825%, 2036	10/25/06	1,339,020	467,836
Bayview Commercial Asset Trust, FRN, 4.049%, 2037	1/26/07-5/29/09	1,417,337	1,128,445
Bayview Commercial Mortgage Pass Through Trust, FRN, 2.93%, 2036	3/29/06	833,216	107,664
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.811%, 2040	3/01/06	3,286,140	2,130,624
Caixa Economica Federal, 3.5%, 2022	10/26/12	153,304	154,020
Capital Trust Realty Ltd., CDO, 5.267%, 2035	9/14/10	6,480,059	7,136,453
Chesapeake Funding LLC, “A”, FRN, 0.969%, 2023	5/10/12	8,280,000	8,299,963
Commercial Mortgage Asset Trust, FRN, 0.648%, 2032	8/25/03-4/09/12	77,898	68,510
Credit Acceptance Auto Loan Trust, “A”, 2.2%, 2019	3/22/12	3,713,605	3,737,324
Crest G-Star, CDO, 6.95%, 2032	9/13/05	4,927,107	4,680,842
Crest Ltd., “A1” CDO, FRN, 0.842%, 2018	1/21/10-3/04/10	2,269,213	2,740,944
Crest Ltd., “A2”, CDO, 4.669%, 2018	3/02/10	726,922	868,235
Crest Ltd., “B”, CDO, FRN, 1.663%, 2035	1/12/10	574,065	675,131
FIH Erhvervsbank A.S., 1.75%, 2012	12/02/09	3,820,669	3,825,585
Falcon Franchise Loan LLC, FRN, 5.51%, 2023	1/18/02-3/23/11	5,743	13,068
Falcon Franchise Loan LLC, FRN, 5.905%, 2025	1/29/03-3/23/11	172,191	385,978
First Union National Bank Commercial Mortgage, FRN, 1.573%, 2043	12/11/03-4/09/12	995	2,148
Gramercy Real Estate Ltd., CDO, FRN, 0.635%, 2035	6/21/05	629,173	585,115
KKR Financial CLO Ltd., “A1”, FRN, 0.584%, 2017	4/11/11	1,664,329	1,698,765
Kraft Foods Group, Inc., 5%, 2042	5/30/12	5,628,630	6,596,135
Liberty Mutual Group, Inc., 6.5%, 2042	5/01/12	4,104,385	4,688,508
Mach One Trust Commercial Mortgage, CDO, “B”, 5.43%, 2040	3/10/10-3/25/11	4,903,614	5,191,503

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Mexichem S.A.B. de C.V., 6.75%, 2042	9/12/12-10/11/12	$8,963,714	$9,262,080
Morgan Stanley Capital I, Inc., FRN, 1.095%, 2031	6/10/03	16,481	3,655
NIBC Bank N.V., 2.8%, 2014	11/24/09	4,935,324	5,141,226
PTT PLC, 3.375%, 2022	10/18/12-10/22/12	6,888,037	6,870,411
PTT PLC, 4.5%, 2042	10/18/12	2,338,260	2,355,838
Petroleos Mexicanos, 5.5%, 2044	10/12/12	92,052	90,470
Preferred Term Securities XIX Ltd., CDO, FRN, 0.739%, 2035	9/08/05-3/28/11	7,559,774	5,185,010
Salomon Brothers Mortgage Securities, Inc., FRN, 7.158%, 2032	1/07/05	2,853,395	2,571,669
Smart Trust, “A2B”, FRN, 0.764%, 2015	10/04/12	17,816,000	17,823,180
System Energy Resources, Inc., 5.129%, 2014	4/16/04	259,953	263,697
Turkiye Vakiflar Bankasi, 6%, 2022	10/24/12	351,000	351,585
Total Restricted Securities			$150,650,663
% of Net assets			4.3%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security

Derivative Contracts at 10/31/12

Futures Contracts Outstanding at 10/31/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	50	$7,465,625	December - 2012	$(3,300)
U.S. Treasury Note 10 yr (Short)	USD	700	93,121,875	December - 2012	(13,845)

					$(17,145)

At October 31, 2012, the fund had liquid securities with an aggregate value of $968,031 to cover any commitments for certain derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 10/31/12 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $3,251,192,833)	$3,427,417,232
Underlying affiliated funds, at cost and value	203,407,956
Total investments, at value (identified cost, $3,454,600,789)	$3,630,825,188
Cash	6,354,994
Receivables for
Investments sold	11,642,896
Fund shares sold	9,218,973
Interest	24,844,849
Total assets	$3,682,886,900
Liabilities
Payables for
Distributions	$2,504,295
Daily variation margin on open futures contracts	285,938
Investments purchased	15,326,064
TBA purchase commitments	185,186,231
Fund shares reacquired	5,111,791
Payable to affiliates
Investment adviser	145,587
Shareholder servicing costs	826,752
Distribution and service fees	35,087
Program manager fees	36
Payable for independent Trustees’ compensation	42
Accrued expenses and other liabilities	267,921
Total liabilities	$209,689,744
Net assets	$3,473,197,156
Net assets consist of
Paid-in capital	$3,314,844,477
Unrealized appreciation (depreciation) on investments	176,207,254
Accumulated net realized gain (loss) on investments	(7,131,038)
Accumulated distributions in excess of net investment income	(10,723,537)
Net assets	$3,473,197,156
Shares of beneficial interest outstanding	311,565,357

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,056,630,447	94,809,687	$11.14
Class B	46,676,674	4,182,616	11.16
Class C	164,769,843	14,766,482	11.16
Class I	1,024,580,707	91,886,977	11.15
Class R1	3,240,960	290,341	11.16
Class R2	47,661,334	4,279,704	11.14
Class R3	45,762,159	4,107,334	11.14
Class R4	72,677,675	6,521,457	11.14
Class R5 (formerly Class W)	1,002,390,675	89,930,148	11.15
Class 529A	4,380,624	393,870	11.12
Class 529B	417,239	37,387	11.16
Class 529C	4,008,819	359,354	11.16

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $11.70 [100 / 95.25 × $11.14] and $11.67 [100 / 95.25 × $11.12], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R5, and 529A.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 10/31/12 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$59,072,562
Dividends from underlying affiliated funds	117,562
Foreign taxes withheld	(1,043)
Total investment income	$59,189,081
Expenses
Management fee	$8,337,482
Distribution and service fees	2,550,057
Program manager fees	4,190
Shareholder servicing costs	1,528,975
Administrative services fee	238,654
Independent Trustees’ compensation	27,367
Custodian fee	129,565
Shareholder communications	199,059
Audit and tax fees	33,614
Legal fees	20,697
Miscellaneous	164,393
Total expenses	$13,234,053
Reduction of expenses by investment adviser and distributor	(554,429)
Net expenses	$12,679,624
Net investment income	$46,509,457
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investments (identified cost basis)	$26,731,921
Change in unrealized appreciation (depreciation)
Investments	$73,627,109
Futures contracts	(17,145)
Net unrealized gain (loss) on investments	$73,609,964
Net realized and unrealized gain (loss) on investments	$100,341,885
Change in net assets from operations	$146,851,342

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 10/31/12 (unaudited)	Year ended 4/30/12
From operations
Net investment income	$46,509,457	$94,817,310
Net realized gain (loss) on investments	26,731,921	55,720,688
Net unrealized gain (loss) on investments	73,609,964	32,462,149
Change in net assets from operations	$146,851,342	$183,000,147
Distributions declared to shareholders
From net investment income	$(56,079,466)	$(107,567,289)
Change in net assets from fund share transactions	$139,910,976	$502,803,491
Total change in net assets	$230,682,852	$578,236,349
Net assets
At beginning of period	3,242,514,304	2,664,277,955
At end of period (including accumulated distributions in excess of net investment income of $10,723,537 and $1,153,528, respectively)	$3,473,197,156	$3,242,514,304

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
Class A			2012	2011	2010	2009	2008

Net asset value, beginning of period	$10.84		$10.57	$10.30	$8.99	$9.78	$10.04
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.35	$0.39	$0.44	$0.48	$0.49
Net realized and unrealized gain (loss) on investments and foreign currency	0.33		0.32	0.29	1.35	(0.74)	(0.24)
Total from investment operations	$0.48		$0.67	$0.68	$1.79	$(0.26)	$0.25
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.40)	$(0.41)	$(0.48)	$(0.53)	$(0.51)
Net asset value, end of period (x)	$11.14		$10.84	$10.57	$10.30	$8.99	$9.78
Total return (%) (r)(s)(t)(x)	4.49	(n)	6.42	6.73	20.30	(2.54)	2.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.91	(a)	0.92	0.91	0.92	1.03	1.02
Expenses after expense reductions (f)	0.81	(a)	0.82	0.81	0.79	0.64	0.62
Net investment income	2.73	(a)	3.27	3.72	4.45	5.27	4.94
Portfolio turnover	43	(n)	59	67	90	75	96
Net assets at end of period (000 omitted)	$1,056,630		$1,009,130	$900,575	$918,742	$799,077	$1,137,796

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
Class B			2012	2011	2010	2009	2008

Net asset value, beginning of period	$10.86		$10.58	$10.31	$9.00	$9.80	$10.06
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.27	$0.30	$0.36	$0.41	$0.41
Net realized and unrealized gain (loss) on investments and foreign currency	0.33		0.32	0.30	1.36	(0.75)	(0.24)
Total from investment operations	$0.44		$0.59	$0.60	$1.72	$(0.34)	$0.17
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.31)	$(0.33)	$(0.41)	$(0.46)	$(0.43)
Net asset value, end of period (x)	$11.16		$10.86	$10.58	$10.31	$9.00	$9.80
Total return (%) (r)(s)(t)(x)	4.09	(n)	5.70	5.88	19.34	(3.41)	1.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.66	(a)	1.67	1.66	1.65	1.64	1.63
Expenses after expense reductions (f)	1.55	(a)	1.60	1.61	1.58	1.44	1.43
Net investment income	1.98	(a)	2.48	2.91	3.66	4.47	4.11
Portfolio turnover	43	(n)	59	67	90	75	96
Net assets at end of period (000 omitted)	$46,677		$43,939	$41,493	$45,472	$45,473	$60,335

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
Class C			2012	2011	2010	2009	2008

Net asset value, beginning of period	$10.86		$10.58	$10.31	$9.00	$9.80	$10.05
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.26	$0.30	$0.35	$0.40	$0.40
Net realized and unrealized gain (loss) on investments and foreign currency	0.34		0.33	0.29	1.36	(0.75)	(0.22)
Total from investment operations	$0.44		$0.59	$0.59	$1.71	$(0.35)	$0.18
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.31)	$(0.32)	$(0.40)	$(0.45)	$(0.43)
Net asset value, end of period (x)	$11.16		$10.86	$10.58	$10.31	$9.00	$9.80
Total return (%) (r)(s)(t)(x)	4.04	(n)	5.62	5.83	19.28	(3.45)	1.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.65	(a)	1.67	1.66	1.66	1.69	1.67
Expenses after expense reductions (f)	1.65	(a)	1.67	1.66	1.64	1.49	1.47
Net investment income	1.88	(a)	2.41	2.86	3.51	4.43	4.08
Portfolio turnover	43	(n)	59	67	90	75	96
Net assets at end of period (000 omitted)	$164,770		$153,898	$135,007	$141,966	$83,990	$83,506

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
Class I			2012	2011	2010	2009	2008

Net asset value, beginning of period	$10.85		$10.57	$10.30	$8.99	$9.78	$10.04
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.37	$0.40	$0.45	$0.50	$0.50
Net realized and unrealized gain (loss) on investments and foreign currency	0.33		0.32	0.30	1.36	(0.75)	(0.23)
Total from investment operations	$0.49		$0.69	$0.70	$1.81	$(0.25)	$0.27
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.41)	$(0.43)	$(0.50)	$(0.54)	$(0.53)
Net asset value, end of period (x)	$11.15		$10.85	$10.57	$10.30	$8.99	$9.78
Total return (%) (r)(s)(x)	4.56	(n)	6.68	6.89	20.47	(2.39)	2.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.66	(a)	0.67	0.66	0.67	0.69	0.67
Expenses after expense reductions (f)	0.66	(a)	0.67	0.66	0.64	0.49	0.47
Net investment income	2.91	(a)	3.41	3.87	4.54	5.43	5.09
Portfolio turnover	43	(n)	59	67	90	75	96
Net assets at end of period (000 omitted)	$1,024,581		$1,883,416	$1,470,218	$1,291,881	$825,529	$1,301,075

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
Class R1			2012	2011	2010	2009	2008

Net asset value, beginning of period	$10.86		$10.59	$10.31	$9.00	$9.80	$10.06
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.26	$0.30	$0.36	$0.41	$0.40
Net realized and unrealized gain (loss) on investments and foreign currency	0.34		0.32	0.30	1.35	(0.76)	(0.24)
Total from investment operations	$0.44		$0.58	$0.60	$1.71	$(0.35)	$0.16
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.31)	$(0.32)	$(0.40)	$(0.45)	$(0.42)
Net asset value, end of period (x)	$11.16		$10.86	$10.59	$10.31	$9.00	$9.80
Total return (%) (r)(s)(x)	4.04	(n)	5.52	5.93	19.28	(3.45)	1.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.65	(a)	1.67	1.66	1.67	1.69	1.75
Expenses after expense reductions (f)	1.65	(a)	1.67	1.66	1.64	1.49	1.56
Net investment income	1.88	(a)	2.42	2.86	3.61	4.44	3.99
Portfolio turnover	43	(n)	59	67	90	75	96
Net assets at end of period (000 omitted)	$3,241		$3,117	$2,969	$2,985	$2,998	$2,891

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
Class R2			2012	2011	2010	2009	2008

Net asset value, beginning of period	$10.84		$10.56	$10.29	$8.98	$9.77	$10.03
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.31	$0.35	$0.40	$0.45	$0.44
Net realized and unrealized gain (loss) on investments and foreign currency	0.33		0.33	0.30	1.36	(0.74)	(0.23)
Total from investment operations	$0.46		$0.64	$0.65	$1.76	$(0.29)	$0.21
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.36)	$(0.38)	$(0.45)	$(0.50)	$(0.47)
Net asset value, end of period (x)	$11.14		$10.84	$10.56	$10.29	$8.98	$9.77
Total return (%) (r)(s)(x)	4.31	(n)	6.15	6.36	19.90	(2.88)	2.14
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.16	(a)	1.17	1.16	1.17	1.19	1.27
Expenses after expense reductions (f)	1.16	(a)	1.17	1.16	1.14	0.99	1.07
Net investment income	2.39	(a)	2.93	3.37	4.08	4.94	4.49
Portfolio turnover	43	(n)	59	67	90	75	96
Net assets at end of period (000 omitted)	$47,661		$45,433	$41,076	$41,092	$33,055	$42,613

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
Class R3			2012	2011	2010	2009	2008

Net asset value, beginning of period	$10.84		$10.57	$10.29	$8.98	$9.77	$10.03
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.34	$0.38	$0.43	$0.47	$0.47
Net realized and unrealized gain (loss) on investments and foreign currency	0.33		0.32	0.30	1.35	(0.74)	(0.24)
Total from investment operations	$0.48		$0.66	$0.68	$1.78	$(0.27)	$0.23
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.39)	$(0.40)	$(0.47)	$(0.52)	$(0.49)
Net asset value, end of period (x)	$11.14		$10.84	$10.57	$10.29	$8.98	$9.77
Total return (%) (r)(s)(x)	4.44	(n)	6.32	6.73	20.20	(2.64)	2.39
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.91	(a)	0.92	0.91	0.92	0.94	1.01
Expenses after expense reductions (f)	0.91	(a)	0.92	0.91	0.89	0.74	0.82
Net investment income	2.63	(a)	3.16	3.62	4.35	5.18	4.74
Portfolio turnover	43	(n)	59	67	90	75	96
Net assets at end of period (000 omitted)	$45,762		$41,177	$29,493	$31,165	$26,213	$38,851

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
Class R4			2012	2011	2010	2009	2008

Net asset value, beginning of period	$10.84		$10.57	$10.30	$8.98	$9.78	$10.04
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.36	$0.40	$0.45	$0.50	$0.49
Net realized and unrealized gain (loss) on investments and foreign currency	0.33		0.32	0.30	1.37	(0.76)	(0.23)
Total from investment operations	$0.49		$0.68	$0.70	$1.82	$(0.26)	$0.26
Less distributions declared to shareholders
From net investment income	$(0.19)		$(0.41)	$(0.43)	$(0.50)	$(0.54)	$(0.52)
Net asset value, end of period (x)	$11.14		$10.84	$10.57	$10.30	$8.98	$9.78
Total return (%) (r)(s)(x)	4.56	(n)	6.58	6.89	20.61	(2.50)	2.68
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.66	(a)	0.67	0.66	0.67	0.69	0.73
Expenses after expense reductions (f)	0.66	(a)	0.67	0.66	0.64	0.49	0.54
Net investment income	2.87	(a)	3.40	3.87	4.53	5.44	5.02
Portfolio turnover	43	(n)	59	67	90	75	96
Net assets at end of period (000 omitted)	$72,678		$46,209	$32,336	$26,315	$17,583	$14,182
See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
Class R5 (formerly Class W) (y)			2012	2011	2010	2009	2008

Net asset value, beginning of period	$10.85		$10.57	$10.30	$8.99	$9.78	$10.03
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.35	$0.40	$0.45	$0.49	$0.49
Net realized and unrealized gain (loss) on investments and foreign currency	0.30		0.33	0.29	1.35	(0.74)	(0.22)
Total from investment operations	$0.46		$0.68	$0.69	$1.80	$(0.25)	$0.27
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.40)	$(0.42)	$(0.49)	$(0.54)	$(0.52)
Net asset value, end of period (x)	$11.15		$10.85	$10.57	$10.30	$8.99	$9.78
Total return (%) (r)(s)(x)	4.59	(n)	6.57	6.78	20.36	(2.49)	2.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.57	(a)	0.77	0.76	0.77	0.79	0.77
Expenses after expense reductions (f)	0.57	(a)	0.77	0.76	0.73	0.59	0.57
Net investment income	2.92	(a)	3.30	3.78	4.56	5.34	4.92
Portfolio turnover	43	(n)	59	67	90	75	96
Net assets at end of period (000 omitted)	$1,002,391		$8,217	$5,643	$9,582	$16,151	$14,321

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
Class 529A			2012	2011	2010	2009	2008

Net asset value, beginning of period	$10.82		$10.55	$10.27	$8.96	$9.75	$10.01
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.34	$0.38	$0.43	$0.47	$0.45
Net realized and unrealized gain (loss) on investments and foreign currency	0.33		0.32	0.30	1.35	(0.75)	(0.23)
Total from investment operations	$0.48		$0.66	$0.68	$1.78	$(0.28)	$0.22
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.39)	$(0.40)	$(0.47)	$(0.51)	$(0.48)
Net asset value, end of period (x)	$11.12		$10.82	$10.55	$10.27	$8.96	$9.75
Total return (%) (r)(s)(t)(x)	4.47	(n)	6.37	6.73	20.23	(2.74)	2.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.01	(a)	1.02	1.02	1.02	1.13	1.26
Expenses after expense reductions (f)	0.86	(a)	0.88	0.92	0.89	0.83	0.96
Net investment income	2.69	(a)	3.21	3.63	4.31	5.14	4.61
Portfolio turnover	43	(n)	59	67	90	75	96
Net assets at end of period (000 omitted)	$4,381		$3,934	$2,593	$2,066	$1,289	$1,170

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
Class 529B			2012	2011	2010	2009	2008

Net asset value, beginning of period	$10.86		$10.59	$10.31	$9.00	$9.80	$10.06
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.26	$0.29	$0.34	$0.40	$0.38
Net realized and unrealized gain (loss) on investments and foreign currency	0.33		0.31	0.30	1.36	(0.76)	(0.23)
Total from investment operations	$0.43		$0.57	$0.59	$1.70	$(0.36)	$0.15
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.30)	$(0.31)	$(0.39)	$(0.44)	$(0.41)
Net asset value, end of period (x)	$11.16		$10.86	$10.59	$10.31	$9.00	$9.80
Total return (%) (r)(s)(t)(x)	4.02	(n)	5.46	5.82	19.17	(3.55)	1.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.75	(a)	1.77	1.76	1.77	1.79	1.91
Expenses after expense reductions (f)	1.70	(a)	1.73	1.76	1.74	1.59	1.71
Net investment income	1.84	(a)	2.39	2.76	3.47	4.34	3.84
Portfolio turnover	43	(n)	59	67	90	75	96
Net assets at end of period (000 omitted)	$417		$428	$590	$700	$478	$397

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
Class 529C			2012	2011	2010	2009	2008

Net asset value, beginning of period	$10.85		$10.58	$10.31	$8.99	$9.79	$10.05
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.25	$0.29	$0.34	$0.40	$0.37
Net realized and unrealized gain (loss) on investments and foreign currency	0.34		0.32	0.29	1.37	(0.76)	(0.22)
Total from investment operations	$0.44		$0.57	$0.58	$1.71	$(0.36)	$0.15
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.30)	$(0.31)	$(0.39)	$(0.44)	$(0.41)
Net asset value, end of period (x)	$11.16		$10.85	$10.58	$10.31	$8.99	$9.79
Total return (%) (r)(s)(t)(x)	4.11	(n)	5.47	5.72	19.30	(3.56)	1.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.75	(a)	1.77	1.76	1.77	1.79	1.91
Expenses after expense reductions (f)	1.70	(a)	1.73	1.76	1.74	1.59	1.71
Net investment income	1.83	(a)	2.34	2.77	3.46	4.34	3.82
Portfolio turnover	43	(n)	59	67	90	75	96
Net assets at end of period (000 omitted)	$4,009		$3,617	$2,284	$1,550	$1,215	$1,208

See Notes to Financial Statements

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	As further discussed in Note 5 in the Notes to Financial Statements, on May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated as Class R5. Class R5 shares are generally available only to certain eligible retirement plans and to funds distributed by MFD. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. On June 1, 2012, Class R5 shares were offered for sale to the public. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Research Bond Fund (the fund) is a series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period the fund adopted FASB Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term

Notes to Financial Statements (unaudited) – continued

instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases,

Notes to Financial Statements (unaudited) – continued

an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of October 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$599,578,541	$—	$599,578,541
Non-U.S. Sovereign Debt	—	71,774,621	—	71,774,621
Municipal Bonds	—	7,443,447	—	7,443,447
Corporate Bonds	—	1,158,600,872	—	1,158,600,872
Residential Mortgage-Backed Securities	—	877,089,952	—	877,089,952
Commercial Mortgage-Backed Securities	—	240,723,815	—	240,723,815
Asset-Backed Securities (including CDOs)	—	168,501,201	—	168,501,201
Foreign Bonds	—	303,704,783	—	303,704,783
Mutual Funds	203,407,956	—	—	203,407,956
Total Investments	$203,407,956	$3,427,417,232	$—	$3,630,825,188

Other Financial Instruments
Futures Contracts	$(17,145)	$—	$—	$(17,145)

For further information regarding security characteristics, see the Portfolio of Investments.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct

Notes to Financial Statements (unaudited) – continued

investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at October 31, 2012 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$—	$(17,145)

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

There is no realized gain (loss) from derivative transactions during the period.

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended October 31, 2012 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$(17,145)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Notes to Financial Statements (unaudited) – continued

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures contracts and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swap agreements and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond

Notes to Financial Statements (unaudited) – continued

is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. TBA purchase commitments are held at carrying amount, which approximates fair value and are categorized as Level 2 within the disclosure hierarchy. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended October 31, 2012, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order

Notes to Financial Statements (unaudited) – continued

to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

4/30/12
Ordinary income (including any short-term capital gains)	$107,567,289

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 10/31/12
Cost of investments	$3,466,776,364
Gross appreciation	199,659,385
Gross depreciation	(35,610,561)
Net unrealized appreciation (depreciation)	$164,048,824

As of 4/30/12
Undistributed ordinary income	8,491,453
Capital loss carryforwards	(22,048,970)
Other temporary differences	(10,209,979)
Net unrealized appreciation (depreciation)	91,348,299

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after April 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of April 30, 2012, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
4/30/17	$(19,087,062)
4/30/18	(2,961,908)
Total	$(22,048,970)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager

Notes to Financial Statements (unaudited) – continued

fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 10/31/12	Year ended 4/30/12
Class A	$17,256,728	$35,151,181
Class B	592,712	1,220,736
Class C	1,974,101	4,053,197
Class I	20,875,282	62,426,486
Class R1	39,481	84,454
Class R2	705,417	1,453,300
Class R3	733,830	1,197,900
Class R4	915,335	1,513,844
Class R5 (formerly Class W)	12,867,785	254,845
Class 529A	66,993	116,119
Class 529B	5,082	14,185
Class 529C	46,720	81,042
Total	$56,079,466	$107,567,289

On May 30, 2012, Class W shares were redesignated Class R5. See Note 5 for additional information.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $590,480 and $1,661 for the six months ended October 31, 2012, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)		Distribution and Service Fee
Class A	—	0.25%	0.25%	0.15%		$1,302,002
Class B	0.75%	0.25%	1.00%	0.90%		231,031
Class C	0.75%	0.25%	1.00%	1.00%		798,527
Class R1	0.75%	0.25%	1.00%	1.00%		15,955
Class R2	0.25%	0.25%	0.50%	0.50%		118,752
Class R3	—	0.25%	0.25%	0.25%		57,044
Class R5 (formerly Class W)	—	—	—	0.00%	(a)	232
Class 529A	—	0.25%	0.25%	0.15%		5,130
Class 529B	0.75%	0.25%	1.00%	1.00%		2,096
Class 529C	0.75%	0.25%	1.00%	1.00%		19,288
Total Distribution and Service Fees						$2,550,057

(a)	Amount is less than 0.01%.
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2012 based on each class’ average daily net assets. 0.10% of the Class A and Class 529A service fee is currently being waived under a written waiver arrangement. For the six months ended October 31, 2012, this waiver amounted to $522,846 and is reflected as a reduction of total expenses in the Statement of Operations. Assets attributable to Class B shares purchased prior to May 1, 2006 are subject to the 0.25% annual Class B service fee. On assets attributable to all other Class B shares, 0.15% of the Class B service fee is being paid by the fund and 0.10% of the Class B service fee is being waived under a written waiver agreement. For the six months ended October 31, 2012, this waiver amounted to $23,482 and is reflected as a reduction of total expenses in the Statement of Operations. These written waiver agreements will continue until modified by the fund’s Board of Trustees, but such agreements will continue at least until August 31, 2013. Effective May 30, 2012, Class W shares were redesignated Class R5 shares. Effective May 31, 2012, the 0.10% Class W distribution fee was eliminated. See Note 5 for additional information.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2012, were as follows:

Amount
Class A	$13,807
Class B	34,164
Class C	7,988
Class 529B	10

Notes to Financial Statements (unaudited) – continued

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will continue until modified by the fund’s Board of Trustees but such agreement will continue at least until August 31, 2013, after which MFD may eliminate this waiver without a vote of the fund’s Board of Trustees. For the six months ended October 31, 2012, this waiver amounted to $2,095 and is reflected as a reduction of total expenses in the Statement of Operations. The program manager fee incurred for the six months ended October 31, 2012 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended October 31, 2012, were as follows:

	Fee	Waiver
Class 529A	$2,052	$1,026
Class 529B	210	105
Class 529C	1,928	964
Total Program Manager Fees and Waivers	$4,190	$2,095

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended October 31, 2012, the fee was $207,131, which equated to 0.0124% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended October 31, 2012, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,221,945. Effective with the redesignation of Class W to Class R5 on May 30, 2012 (as discussed in Note 5), Class R5 shares do not incur sub-accounting fees.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended October 31, 2012, these costs for the fund amounted to $99,899 and are reflected in the “Shareholder servicing costs” on the Statement of Operations. Effective June 1, 2012, the fund no longer pays any expenses under this agreement.

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended October 31, 2012 was equivalent to an annual effective rate of 0.0143% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended October 31, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $13,946 and are included in “Miscellaneous” expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $6,006, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” on the Statement of Operations. This money market fund does not pay a management fee to MFS.

On May 9, 2012, MFS purchased 9,200 shares of Class W for an aggregate amount of $100,000. On May 31, 2012, MFS purchased 9,191 shares of Class R5 for an aggregate amount of $100,000.

(4) Portfolio Securities

Purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$1,005,695,019	$859,703,515
Investments (non-U.S. Government securities)	$650,797,294	$534,585,642

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 10/31/12		Year ended 4/30/12
	Shares	Amount	Shares	Amount
Shares sold
Class A	14,867,802	$163,298,022	29,805,685	$318,801,031
Class B	549,992	6,025,634	1,351,241	14,468,582
Class C	1,681,463	18,490,143	4,239,241	45,422,586
Class I	15,193,681	166,868,648	57,005,973	610,152,244
Class R1	28,715	314,819	93,689	1,005,989
Class R2	466,270	5,104,089	1,080,992	11,560,836
Class R3	1,047,160	11,463,670	1,492,259	15,995,493
Class R4	2,725,590	30,088,048	1,949,761	20,814,101
Class R5 (formerly Class W)	91,930,767	999,052,040	753,591	8,090,292
Class 529A	57,706	633,637	139,420	1,489,889
Class 529B	6,091	66,671	5,522	59,291
Class 529C	48,472	532,411	156,778	1,680,692
	128,603,709	$1,401,937,832	98,074,152	$1,049,541,026

Shares issued to shareholders in reinvestment of distributions
Class A	1,289,609	$14,202,776	2,635,512	$28,209,626
Class B	43,089	475,434	85,589	917,321
Class C	103,146	1,137,487	204,808	2,195,172
Class I	646,316	7,100,346	3,076,192	32,949,318
Class R1	3,573	39,421	7,862	84,272
Class R2	61,733	679,324	131,151	1,402,810
Class R3	66,607	733,830	111,900	1,197,603
Class R4	82,856	913,168	141,188	1,512,041
Class R5 (formerly Class W)	1,163,109	12,860,182	22,222	238,079
Class 529A	6,056	66,583	10,836	115,798
Class 529B	454	5,014	1,304	13,964
Class 529C	4,232	46,665	7,546	80,897
	3,470,780	$38,260,230	6,436,110	$68,916,901

Notes to Financial Statements (unaudited) – continued

	Six months ended 10/31/12		Year ended 4/30/12
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(14,407,141)	$(158,206,692)	(24,595,046)	$(262,864,145)
Class B	(457,176)	(5,028,976)	(1,310,422)	(14,017,504)
Class C	(1,191,951)	(13,105,436)	(3,027,051)	(32,398,531)
Class I	(97,583,077)	(1,060,358,051)	(25,519,695)	(272,759,954)
Class R1	(28,948)	(317,776)	(94,953)	(1,016,426)
Class R2	(441,044)	(4,848,387)	(908,846)	(9,711,580)
Class R3	(804,781)	(8,884,506)	(596,706)	(6,380,403)
Class R4	(548,472)	(6,023,281)	(889,377)	(9,517,399)
Class R5 (formerly Class W)	(3,921,116)	(42,761,339)	(552,181)	(5,890,270)
Class 529A	(33,391)	(365,605)	(32,588)	(347,903)
Class 529B	(8,602)	(94,311)	(23,137)	(247,116)
Class 529C	(26,573)	(292,726)	(47,043)	(503,205)
	(119,452,272)	$(1,300,287,086)	(57,597,045)	$(615,654,436)

Net change
Class A	1,750,270	$19,294,106	7,846,151	$84,146,512
Class B	135,905	1,472,092	126,408	1,368,399
Class C	592,658	6,522,194	1,416,998	15,219,227
Class I	(81,743,080)	(886,389,057)	34,562,470	370,341,608
Class R1	3,340	36,464	6,598	73,835
Class R2	86,959	935,026	303,297	3,252,066
Class R3	308,986	3,312,994	1,007,453	10,812,693
Class R4	2,259,974	24,977,935	1,201,572	12,808,743
Class R5 (formerly Class W)	89,172,760	969,150,883	223,632	2,438,101
Class 529A	30,371	334,615	117,668	1,257,784
Class 529B	(2,057)	(22,626)	(16,311)	(173,861)
Class 529C	26,131	286,350	117,281	1,258,384
	12,622,217	$139,910,976	46,913,217	$502,803,491

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Conservative Allocation Fund, the MFS Growth Allocation Fund, the MFS Lifetime Retirement Income Fund, and the MFS Lifetime 2020 Fund were the owners of record of approximately 13%, 10%, 3%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2010 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2040 Fund and the MFS Lifetime 2050 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

Redesignation of Class W to Class R5 – On May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value

Notes to Financial Statements (unaudited) – continued

equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated as Class R5. Class R5 shares are generally available only to certain eligible retirement plans and to funds distributed by MFD. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. On June 1, 2012, Class R5 shares were offered for sale to the public.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended October 31, 2012, the fund’s commitment fee and interest expense were $10,515 and $0, respectively, and are included in “Miscellaneous” expense on the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	169,298,396	853,855,079	(819,745,519)	203,407,956

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$117,562	$203,407,956

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2012 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2011 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management

Board Review of Investment Advisory Agreement – continued

and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2011, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2011 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS Fund Distributors, Inc. (“MFD”), an affiliate of MFS, currently observes a Class A 12b-1 fee waiver, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations

Board Review of Investment Advisory Agreement – continued

that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account that the Fund’s effective advisory fee rate was approximately at the Lipper expense group median described above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFD. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

Board Review of Investment Advisory Agreement – continued

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2012.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments of each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST IX

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: December 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: December 19, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 19, 2012

*	Print name and title of each signing officer under his or her signature.